Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EQ ADVISORS TRUST
Entity Central Index Key	0001027263
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/All Asset Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$28	0.54%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 469,971,308
Holdings Count | Holding	35
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$469,971,308

Number of Portfolio Holdings	35

Portfolio Turnover Rate	1%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		87.8%

Equity	54.5%

Fixed Income	18.8%

Alternatives	14.5%

Exchange Traded Funds		11.9%

Commodity	6.0%

Equity	3.9%

Fixed Income	2.0%

Short-Term Investments		1.7%

Cash and Other Assets Less Liabilities		-1.4%

Top Holdings (as a % of Net Assets)

EQ/AB Small Cap Growth Portfolio	8.4%

EQ/MFS International Growth Portfolio	7.4%

1290 VT GAMCO Small Company Value Portfolio	7.4%

1290 VT GAMCO Mergers & Acquisitions Portfolio	5.5%

iShares Gold Trust	4.4%

EQ/JPMorgan Growth Stock Portfolio	4.0%

1290 VT Real Estate Portfolio	3.9%

EQ/Invesco Comstock Portfolio	3.9%

EQ/Core Plus Bond Portfolio	3.9%

EQ/JPMorgan Value Opportunities Portfolio	3.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/AB Small Cap Growth Portfolio	8.4%

EQ/MFS International Growth Portfolio	7.4%

1290 VT GAMCO Small Company Value Portfolio	7.4%

1290 VT GAMCO Mergers & Acquisitions Portfolio	5.5%

iShares Gold Trust	4.4%

EQ/JPMorgan Growth Stock Portfolio	4.0%

1290 VT Real Estate Portfolio	3.9%

EQ/Invesco Comstock Portfolio	3.9%

EQ/Core Plus Bond Portfolio	3.9%

EQ/JPMorgan Value Opportunities Portfolio	3.9%

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/All Asset Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$15	0.29%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests .

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 469,971,308
Holdings Count | Holding	35
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$469,971,308

Number of Portfolio Holdings	35

Portfolio Turnover Rate	1%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		87.8%

Equity	54.5%

Fixed Income	18.8%

Alternatives	14.5%

Exchange Traded Funds		11.9%

Commodity	6.0%

Equity	3.9%

Fixed Income	2.0%

Short-Term Investments		1.7%

Cash and Other Assets Less Liabilities		-1.4%

Top Holdings (as a % of Net Assets)

EQ/AB Small Cap Growth Portfolio	8.4%

EQ/MFS International Growth Portfolio	7.4%

1290 VT GAMCO Small Company Value Portfolio	7.4%

1290 VT GAMCO Mergers & Acquisitions Portfolio	5.5%

iShares Gold Trust	4.4%

EQ/JPMorgan Growth Stock Portfolio	4.0%

1290 VT Real Estate Portfolio	3.9%

EQ/Invesco Comstock Portfolio	3.9%

EQ/Core Plus Bond Portfolio	3.9%

EQ/JPMorgan Value Opportunities Portfolio	3.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/AB Small Cap Growth Portfolio	8.4%

EQ/MFS International Growth Portfolio	7.4%

1290 VT GAMCO Small Company Value Portfolio	7.4%

1290 VT GAMCO Mergers & Acquisitions Portfolio	5.5%

iShares Gold Trust	4.4%

EQ/JPMorgan Growth Stock Portfolio	4.0%

1290 VT Real Estate Portfolio	3.9%

EQ/Invesco Comstock Portfolio	3.9%

EQ/Core Plus Bond Portfolio	3.9%

EQ/JPMorgan Value Opportunities Portfolio	3.9%

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Ultra Conservative Strategy Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.50%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 1,673,411,708
Holdings Count | Holding	7
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,673,411,708

Number of Portfolio Holdings	7

Portfolio Turnover Rate	7%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Fixed Income	89.5%

Equity	10.6%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	66.6%

EQ/Long-Term Bond Portfolio	13.4%

EQ/Intermediate Corporate Bond Portfolio	9.6%

EQ/500 Managed Volatility Portfolio	6.1%

EQ/2000 Managed Volatility Portfolio	2.4%

EQ/International Managed Volatility Portfolio	1.4%

EQ/400 Managed Volatility Portfolio	0.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	66.6%

EQ/Long-Term Bond Portfolio	13.4%

EQ/Intermediate Corporate Bond Portfolio	9.6%

EQ/500 Managed Volatility Portfolio	6.1%

EQ/2000 Managed Volatility Portfolio	2.4%

EQ/International Managed Volatility Portfolio	1.4%

EQ/400 Managed Volatility Portfolio	0.6%

EQ/CONSERVATIVE STRATEGY PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE STRATEGY PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Conservative Strategy Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$26	0.51%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 534,554,285
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$534,554,285

Number of Portfolio Holdings	9

Portfolio Turnover Rate	11%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.6%

Fixed Income	79.1%

Equity	20.5%

Cash and Other Assets Less Liabilities		0.4%

Top Holdings (as a % of Net Assets)

EQ/Core Bond Index Portfolio	30.6%

EQ/Intermediate Government Bond Portfolio	15.4%

EQ/Intermediate Corporate Bond Portfolio	15.3%

EQ/500 Managed Volatility Portfolio	11.8%

EQ/Long-Term Bond Portfolio	10.9%

EQ/AB Short Duration Government Bond Portfolio	6.9%

EQ/2000 Managed Volatility Portfolio	4.7%

EQ/International Managed Volatility Portfolio	2.8%

EQ/400 Managed Volatility Portfolio	1.2%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Core Bond Index Portfolio	30.6%

EQ/Intermediate Government Bond Portfolio	15.4%

EQ/Intermediate Corporate Bond Portfolio	15.3%

EQ/500 Managed Volatility Portfolio	11.8%

EQ/Long-Term Bond Portfolio	10.9%

EQ/AB Short Duration Government Bond Portfolio	6.9%

EQ/2000 Managed Volatility Portfolio	4.7%

EQ/International Managed Volatility Portfolio	2.8%

EQ/400 Managed Volatility Portfolio	1.2%

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Conservative Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.50%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 1,068,549,807
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,068,549,807

Number of Portfolio Holdings	9

Portfolio Turnover Rate	3%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Fixed Income	59.4%

Equity	40.6%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	23.5%

EQ/Core Bond Index Portfolio	21.7%

EQ/Intermediate Corporate Bond Portfolio	10.9%

EQ/Intermediate Government Bond Portfolio	10.9%

EQ/Long-Term Bond Portfolio	10.5%

EQ/2000 Managed Volatility Portfolio	9.8%

EQ/International Managed Volatility Portfolio	5.5%

EQ/AB Short Duration Government Bond Portfolio	5.4%

EQ/400 Managed Volatility Portfolio	1.8%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	23.5%

EQ/Core Bond Index Portfolio	21.7%

EQ/Intermediate Corporate Bond Portfolio	10.9%

EQ/Intermediate Government Bond Portfolio	10.9%

EQ/Long-Term Bond Portfolio	10.5%

EQ/2000 Managed Volatility Portfolio	9.8%

EQ/International Managed Volatility Portfolio	5.5%

EQ/AB Short Duration Government Bond Portfolio	5.4%

EQ/400 Managed Volatility Portfolio	1.8%

EQ/BALANCED STRATEGY PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/BALANCED STRATEGY PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Balanced Strategy Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.48%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 3,115,356,980
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$3,115,356,980

Number of Portfolio Holdings	9

Portfolio Turnover Rate	3%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	50.6%

Fixed Income	49.4%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	29.3%

EQ/Core Bond Index Portfolio	17.8%

EQ/2000 Managed Volatility Portfolio	12.4%

EQ/Long-Term Bond Portfolio	10.0%

EQ/Intermediate Corporate Bond Portfolio	8.9%

EQ/Intermediate Government Bond Portfolio	8.8%

EQ/International Managed Volatility Portfolio	6.8%

EQ/AB Short Duration Government Bond Portfolio	3.9%

EQ/400 Managed Volatility Portfolio	2.1%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	29.3%

EQ/Core Bond Index Portfolio	17.8%

EQ/2000 Managed Volatility Portfolio	12.4%

EQ/Long-Term Bond Portfolio	10.0%

EQ/Intermediate Corporate Bond Portfolio	8.9%

EQ/Intermediate Government Bond Portfolio	8.8%

EQ/International Managed Volatility Portfolio	6.8%

EQ/AB Short Duration Government Bond Portfolio	3.9%

EQ/400 Managed Volatility Portfolio	2.1%

EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE GROWTH STRATEGY PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Moderate Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.48%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 5,099,142,659
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$5,099,142,659

Number of Portfolio Holdings	9

Portfolio Turnover Rate	3%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	60.7%

Fixed Income	39.3%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	35.1%

EQ/2000 Managed Volatility Portfolio	15.0%

EQ/Core Bond Index Portfolio	14.2%

EQ/Long-Term Bond Portfolio	8.4%

EQ/International Managed Volatility Portfolio	8.1%

EQ/Intermediate Corporate Bond Portfolio	7.1%

EQ/Intermediate Government Bond Portfolio	7.1%

EQ/400 Managed Volatility Portfolio	2.5%

EQ/AB Short Duration Government Bond Portfolio	2.5%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	35.1%

EQ/2000 Managed Volatility Portfolio	15.0%

EQ/Core Bond Index Portfolio	14.2%

EQ/Long-Term Bond Portfolio	8.4%

EQ/International Managed Volatility Portfolio	8.1%

EQ/Intermediate Corporate Bond Portfolio	7.1%

EQ/Intermediate Government Bond Portfolio	7.1%

EQ/400 Managed Volatility Portfolio	2.5%

EQ/AB Short Duration Government Bond Portfolio	2.5%

EQ/GROWTH STRATEGY PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/GROWTH STRATEGY PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.48%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 4,722,156,685
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$4,722,156,685

Number of Portfolio Holdings	9

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	70.7%

Fixed Income	29.3%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	40.9%

EQ/2000 Managed Volatility Portfolio	17.7%

EQ/Core Bond Index Portfolio	10.3%

EQ/International Managed Volatility Portfolio	9.5%

EQ/Long-Term Bond Portfolio	6.7%

EQ/Intermediate Corporate Bond Portfolio	5.2%

EQ/Intermediate Government Bond Portfolio	5.2%

EQ/400 Managed Volatility Portfolio	2.6%

EQ/AB Short Duration Government Bond Portfolio	1.9%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	40.9%

EQ/2000 Managed Volatility Portfolio	17.7%

EQ/Core Bond Index Portfolio	10.3%

EQ/International Managed Volatility Portfolio	9.5%

EQ/Long-Term Bond Portfolio	6.7%

EQ/Intermediate Corporate Bond Portfolio	5.2%

EQ/Intermediate Government Bond Portfolio	5.2%

EQ/400 Managed Volatility Portfolio	2.6%

EQ/AB Short Duration Government Bond Portfolio	1.9%

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Aggressive Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.48%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 5,967,940,817
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$5,967,940,817

Number of Portfolio Holdings	9

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	80.8%

Fixed Income	19.3%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	46.8%

EQ/2000 Managed Volatility Portfolio	20.4%

EQ/International Managed Volatility Portfolio	10.8%

EQ/Core Bond Index Portfolio	6.7%

EQ/Long-Term Bond Portfolio	4.6%

EQ/Intermediate Corporate Bond Portfolio	3.4%

EQ/Intermediate Government Bond Portfolio	3.4%

EQ/400 Managed Volatility Portfolio	2.8%

EQ/AB Short Duration Government Bond Portfolio	1.2%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	46.8%

EQ/2000 Managed Volatility Portfolio	20.4%

EQ/International Managed Volatility Portfolio	10.8%

EQ/Core Bond Index Portfolio	6.7%

EQ/Long-Term Bond Portfolio	4.6%

EQ/Intermediate Corporate Bond Portfolio	3.4%

EQ/Intermediate Government Bond Portfolio	3.4%

EQ/400 Managed Volatility Portfolio	2.8%

EQ/AB Short Duration Government Bond Portfolio	1.2%

EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE ALLOCATION PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Conservative Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$24	0.49%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 570,891,992
Holdings Count | Holding	34
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$570,891,992

Number of Portfolio Holdings	34

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.8%

Fixed Income	79.1%

Equity	20.7%

Cash and Other Assets Less Liabilities		0.2%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	19.4%

EQ/Core Bond Index Portfolio	15.7%

EQ/PIMCO Ultra Short Bond Portfolio	9.1%

Multimanager Core Bond Portfolio	7.9%

ATM Large Cap Managed Volatility Portfolio	6.5%

EQ/Long-Term Bond Portfolio	6.1%

1290 VT DoubleLine Opportunistic Bond Portfolio	5.9%

EQ/Core Plus Bond Portfolio	4.7%

EQ/Quality Bond PLUS Portfolio	4.7%

1290 Diversified Bond Fund	4.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	19.4%

EQ/Core Bond Index Portfolio	15.7%

EQ/PIMCO Ultra Short Bond Portfolio	9.1%

Multimanager Core Bond Portfolio	7.9%

ATM Large Cap Managed Volatility Portfolio	6.5%

EQ/Long-Term Bond Portfolio	6.1%

1290 VT DoubleLine Opportunistic Bond Portfolio	5.9%

EQ/Core Plus Bond Portfolio	4.7%

EQ/Quality Bond PLUS Portfolio	4.7%

1290 Diversified Bond Fund	4.0%

EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE ALLOCATION PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Conservative Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$12	0.24%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[1]
Net Assets	$ 570,891,992
Holdings Count | Holding	34
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$570,891,992

Number of Portfolio Holdings	34

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.8%

Fixed Income	79.1%

Equity	20.7%

Cash and Other Assets Less Liabilities		0.2%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	19.4%

EQ/Core Bond Index Portfolio	15.7%

EQ/PIMCO Ultra Short Bond Portfolio	9.1%

Multimanager Core Bond Portfolio	7.9%

ATM Large Cap Managed Volatility Portfolio	6.5%

EQ/Long-Term Bond Portfolio	6.1%

1290 VT DoubleLine Opportunistic Bond Portfolio	5.9%

EQ/Core Plus Bond Portfolio	4.7%

EQ/Quality Bond PLUS Portfolio	4.7%

1290 Diversified Bond Fund	4.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	19.4%

EQ/Core Bond Index Portfolio	15.7%

EQ/PIMCO Ultra Short Bond Portfolio	9.1%

Multimanager Core Bond Portfolio	7.9%

ATM Large Cap Managed Volatility Portfolio	6.5%

EQ/Long-Term Bond Portfolio	6.1%

1290 VT DoubleLine Opportunistic Bond Portfolio	5.9%

EQ/Core Plus Bond Portfolio	4.7%

EQ/Quality Bond PLUS Portfolio	4.7%

1290 Diversified Bond Fund	4.0%

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Conservative-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$27	0.53%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[1]
Net Assets	$ 723,045,290
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$723,045,290

Number of Portfolio Holdings	36

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Fixed Income	59.0%

Equity	40.9%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	13.4%

EQ/Core Bond Index Portfolio	11.2%

ATM Large Cap Managed Volatility Portfolio	11.0%

EQ/Long-Term Bond Portfolio	7.0%

EQ/PIMCO Ultra Short Bond Portfolio	5.9%

Multimanager Core Bond Portfolio	5.9%

1290 VT DoubleLine Opportunistic Bond Portfolio	4.4%

ATM International Managed Volatility Portfolio	3.8%

EQ/Core Plus Bond Portfolio	3.6%

EQ/Quality Bond PLUS Portfolio	3.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	13.4%

EQ/Core Bond Index Portfolio	11.2%

ATM Large Cap Managed Volatility Portfolio	11.0%

EQ/Long-Term Bond Portfolio	7.0%

EQ/PIMCO Ultra Short Bond Portfolio	5.9%

Multimanager Core Bond Portfolio	5.9%

1290 VT DoubleLine Opportunistic Bond Portfolio	4.4%

ATM International Managed Volatility Portfolio	3.8%

EQ/Core Plus Bond Portfolio	3.6%

EQ/Quality Bond PLUS Portfolio	3.5%

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Conservative-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$14	0.28%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[1]
Net Assets	$ 723,045,290
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$723,045,290

Number of Portfolio Holdings	36

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Fixed Income	59.0%

Equity	40.9%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	13.4%

EQ/Core Bond Index Portfolio	11.2%

ATM Large Cap Managed Volatility Portfolio	11.0%

EQ/Long-Term Bond Portfolio	7.0%

EQ/PIMCO Ultra Short Bond Portfolio	5.9%

Multimanager Core Bond Portfolio	5.9%

1290 VT DoubleLine Opportunistic Bond Portfolio	4.4%

ATM International Managed Volatility Portfolio	3.8%

EQ/Core Plus Bond Portfolio	3.6%

EQ/Quality Bond PLUS Portfolio	3.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	13.4%

EQ/Core Bond Index Portfolio	11.2%

ATM Large Cap Managed Volatility Portfolio	11.0%

EQ/Long-Term Bond Portfolio	7.0%

EQ/PIMCO Ultra Short Bond Portfolio	5.9%

Multimanager Core Bond Portfolio	5.9%

1290 VT DoubleLine Opportunistic Bond Portfolio	4.4%

ATM International Managed Volatility Portfolio	3.8%

EQ/Core Plus Bond Portfolio	3.6%

EQ/Quality Bond PLUS Portfolio	3.5%

EQ/MODERATE ALLOCATION PORTFOLIO - Class IA [Member]
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE ALLOCATION PORTFOLIO
Class Name	Class IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$25	0.49%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 5,182,209,563
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$5,182,209,563

Number of Portfolio Holdings	36

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	51.1%

Fixed Income	48.8%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	12.1%

EQ/Intermediate Government Bond Portfolio	10.6%

EQ/Core Bond Index Portfolio	8.8%

EQ/Long-Term Bond Portfolio	7.0%

ATM International Managed Volatility Portfolio	6.0%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.6%

ATM Small Cap Managed Volatility Portfolio	4.3%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Core Plus Bond Portfolio	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	12.1%

EQ/Intermediate Government Bond Portfolio	10.6%

EQ/Core Bond Index Portfolio	8.8%

EQ/Long-Term Bond Portfolio	7.0%

ATM International Managed Volatility Portfolio	6.0%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.6%

ATM Small Cap Managed Volatility Portfolio	4.3%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Core Plus Bond Portfolio	2.9%

EQ/MODERATE ALLOCATION PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE ALLOCATION PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.49%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 5,182,209,563
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$5,182,209,563

Number of Portfolio Holdings	36

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	51.1%

Fixed Income	48.8%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	12.1%

EQ/Intermediate Government Bond Portfolio	10.6%

EQ/Core Bond Index Portfolio	8.8%

EQ/Long-Term Bond Portfolio	7.0%

ATM International Managed Volatility Portfolio	6.0%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.6%

ATM Small Cap Managed Volatility Portfolio	4.3%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Core Plus Bond Portfolio	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	12.1%

EQ/Intermediate Government Bond Portfolio	10.6%

EQ/Core Bond Index Portfolio	8.8%

EQ/Long-Term Bond Portfolio	7.0%

ATM International Managed Volatility Portfolio	6.0%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.6%

ATM Small Cap Managed Volatility Portfolio	4.3%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Core Plus Bond Portfolio	2.9%

EQ/MODERATE ALLOCATION PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE ALLOCATION PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$12	0.24%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[1]
Net Assets	$ 5,182,209,563
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$5,182,209,563

Number of Portfolio Holdings	36

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	51.1%

Fixed Income	48.8%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	12.1%

EQ/Intermediate Government Bond Portfolio	10.6%

EQ/Core Bond Index Portfolio	8.8%

EQ/Long-Term Bond Portfolio	7.0%

ATM International Managed Volatility Portfolio	6.0%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.6%

ATM Small Cap Managed Volatility Portfolio	4.3%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Core Plus Bond Portfolio	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	12.1%

EQ/Intermediate Government Bond Portfolio	10.6%

EQ/Core Bond Index Portfolio	8.8%

EQ/Long-Term Bond Portfolio	7.0%

ATM International Managed Volatility Portfolio	6.0%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.6%

ATM Small Cap Managed Volatility Portfolio	4.3%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Core Plus Bond Portfolio	2.9%

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE-PLUS ALLOCATION PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Moderate-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.48%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 6,870,408,665
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$6,870,408,665

Number of Portfolio Holdings	36

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	71.2%

Fixed Income	28.7%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	16.9%

ATM Small Cap Managed Volatility Portfolio	8.0%

ATM International Managed Volatility Portfolio	7.7%

EQ/Intermediate Government Bond Portfolio	5.8%

EQ/Long-Term Bond Portfolio	5.1%

EQ/Core Bond Index Portfolio	4.7%

EQ/AB Small Cap Growth Portfolio	3.6%

EQ/Large Cap Core Managed Volatility Portfolio	3.2%

EQ/Global Equity Managed Volatility Portfolio	2.9%

Multimanager Core Bond Portfolio	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	16.9%

ATM Small Cap Managed Volatility Portfolio	8.0%

ATM International Managed Volatility Portfolio	7.7%

EQ/Intermediate Government Bond Portfolio	5.8%

EQ/Long-Term Bond Portfolio	5.1%

EQ/Core Bond Index Portfolio	4.7%

EQ/AB Small Cap Growth Portfolio	3.6%

EQ/Large Cap Core Managed Volatility Portfolio	3.2%

EQ/Global Equity Managed Volatility Portfolio	2.9%

Multimanager Core Bond Portfolio	2.9%

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE-PLUS ALLOCATION PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Moderate-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	ou can find additional information about the Portfolio at https://equitable-funds.comou can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$12	0.23%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[1]
Net Assets	$ 6,870,408,665
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$6,870,408,665

Number of Portfolio Holdings	36

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	71.2%

Fixed Income	28.7%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	16.9%

ATM Small Cap Managed Volatility Portfolio	8.0%

ATM International Managed Volatility Portfolio	7.7%

EQ/Intermediate Government Bond Portfolio	5.8%

EQ/Long-Term Bond Portfolio	5.1%

EQ/Core Bond Index Portfolio	4.7%

EQ/AB Small Cap Growth Portfolio	3.6%

EQ/Large Cap Core Managed Volatility Portfolio	3.2%

EQ/Global Equity Managed Volatility Portfolio	2.9%

Multimanager Core Bond Portfolio	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	16.9%

ATM Small Cap Managed Volatility Portfolio	8.0%

ATM International Managed Volatility Portfolio	7.7%

EQ/Intermediate Government Bond Portfolio	5.8%

EQ/Long-Term Bond Portfolio	5.1%

EQ/Core Bond Index Portfolio	4.7%

EQ/AB Small Cap Growth Portfolio	3.6%

EQ/Large Cap Core Managed Volatility Portfolio	3.2%

EQ/Global Equity Managed Volatility Portfolio	2.9%

Multimanager Core Bond Portfolio	2.9%

EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AGGRESSIVE ALLOCATION PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Aggressive Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.49%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 3,416,492,786
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$3,416,492,786

Number of Portfolio Holdings	36

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	91.4%

Fixed Income	8.6%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	23.2%

ATM International Managed Volatility Portfolio	10.6%

ATM Small Cap Managed Volatility Portfolio	8.9%

EQ/Large Cap Core Managed Volatility Portfolio	4.4%

EQ/MFS International Growth Portfolio	4.1%

EQ/Global Equity Managed Volatility Portfolio	4.1%

EQ/AB Small Cap Growth Portfolio	4.0%

EQ/ClearBridge Select Equity Managed Volatility Portfolio	3.4%

EQ/International Value Managed Volatility Portfolio	3.0%

1290 VT GAMCO Small Company Value Portfolio	2.7%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	23.2%

ATM International Managed Volatility Portfolio	10.6%

ATM Small Cap Managed Volatility Portfolio	8.9%

EQ/Large Cap Core Managed Volatility Portfolio	4.4%

EQ/MFS International Growth Portfolio	4.1%

EQ/Global Equity Managed Volatility Portfolio	4.1%

EQ/AB Small Cap Growth Portfolio	4.0%

EQ/ClearBridge Select Equity Managed Volatility Portfolio	3.4%

EQ/International Value Managed Volatility Portfolio	3.0%

1290 VT GAMCO Small Company Value Portfolio	2.7%

EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/AGGRESSIVE ALLOCATION PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Aggressive Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$12	0.24%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[1]
Net Assets	$ 3,416,492,786
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$3,416,492,786

Number of Portfolio Holdings	36

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	91.4%

Fixed Income	8.6%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	23.2%

ATM International Managed Volatility Portfolio	10.6%

ATM Small Cap Managed Volatility Portfolio	8.9%

EQ/Large Cap Core Managed Volatility Portfolio	4.4%

EQ/MFS International Growth Portfolio	4.1%

EQ/Global Equity Managed Volatility Portfolio	4.1%

EQ/AB Small Cap Growth Portfolio	4.0%

EQ/ClearBridge Select Equity Managed Volatility Portfolio	3.4%

EQ/International Value Managed Volatility Portfolio	3.0%

1290 VT GAMCO Small Company Value Portfolio	2.7%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	23.2%

ATM International Managed Volatility Portfolio	10.6%

ATM Small Cap Managed Volatility Portfolio	8.9%

EQ/Large Cap Core Managed Volatility Portfolio	4.4%

EQ/MFS International Growth Portfolio	4.1%

EQ/Global Equity Managed Volatility Portfolio	4.1%

EQ/AB Small Cap Growth Portfolio	4.0%

EQ/ClearBridge Select Equity Managed Volatility Portfolio	3.4%

EQ/International Value Managed Volatility Portfolio	3.0%

1290 VT GAMCO Small Company Value Portfolio	2.7%

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equitable Conservative Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$33	0.66%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 81,924,133
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$81,924,133

Number of Portfolio Holdings	16

Portfolio Turnover Rate	29%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		64.8%

Fixed Income	44.6%

Equity	20.2%

Exchange Traded Funds		33.2%

Equity	24.8%

Fixed Income	8.4%

Short-Term Investments		11.5%

Cash and Other Assets Less Liabilities		-9.5%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	35.7%

1290 High Yield Bond Fund	9.0%

1290 SmartBeta Equity Fund	8.5%

Vanguard FTSE Emerging Markets ETF	6.3%

State Street SPDR Portfolio Developed World ex-US ETF	5.4%

1290 GAMCO Small/Mid Cap Value Fund	5.0%

iShares Broad USD High Yield Corporate Bond ETF	5.0%

iShares MSCI Global Min Vol Factor ETF	5.0%

iShares Core S&P U.S. Value ETF	4.9%

1290 Essex Small Cap Growth Fund	3.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	35.7%

1290 High Yield Bond Fund	9.0%

1290 SmartBeta Equity Fund	8.5%

Vanguard FTSE Emerging Markets ETF	6.3%

State Street SPDR Portfolio Developed World ex-US ETF	5.4%

1290 GAMCO Small/Mid Cap Value Fund	5.0%

iShares Broad USD High Yield Corporate Bond ETF	5.0%

iShares MSCI Global Min Vol Factor ETF	5.0%

iShares Core S&P U.S. Value ETF	4.9%

1290 Essex Small Cap Growth Fund	3.8%

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equitable Conservative Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$21	0.41%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 81,924,133
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$81,924,133

Number of Portfolio Holdings	16

Portfolio Turnover Rate	29%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		64.8%

Fixed Income	44.6%

Equity	20.2%

Exchange Traded Funds		33.2%

Equity	24.8%

Fixed Income	8.4%

Short-Term Investments		11.5%

Cash and Other Assets Less Liabilities		-9.5%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	35.7%

1290 High Yield Bond Fund	9.0%

1290 SmartBeta Equity Fund	8.5%

Vanguard FTSE Emerging Markets ETF	6.3%

State Street SPDR Portfolio Developed World ex-US ETF	5.4%

1290 GAMCO Small/Mid Cap Value Fund	5.0%

iShares Broad USD High Yield Corporate Bond ETF	5.0%

iShares MSCI Global Min Vol Factor ETF	5.0%

iShares Core S&P U.S. Value ETF	4.9%

1290 Essex Small Cap Growth Fund	3.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	35.7%

1290 High Yield Bond Fund	9.0%

1290 SmartBeta Equity Fund	8.5%

Vanguard FTSE Emerging Markets ETF	6.3%

State Street SPDR Portfolio Developed World ex-US ETF	5.4%

1290 GAMCO Small/Mid Cap Value Fund	5.0%

iShares Broad USD High Yield Corporate Bond ETF	5.0%

iShares MSCI Global Min Vol Factor ETF	5.0%

iShares Core S&P U.S. Value ETF	4.9%

1290 Essex Small Cap Growth Fund	3.8%

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equitable Moderate Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$30	0.59%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 41,671,804
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$41,671,804

Number of Portfolio Holdings	14

Portfolio Turnover Rate	28%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		65.6%

Equity	36.7%

Fixed Income	28.9%

Exchange Traded Funds		32.2%

Equity	28.2%

Fixed Income	4.0%

Short-Term Investments		1.9%

Cash and Other Assets Less Liabilities		0.3%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	23.3%

1290 SmartBeta Equity Fund	17.2%

1290 GAMCO Small/Mid Cap Value Fund	8.4%

iShares MSCI Global Min Vol Factor ETF	7.4%

Vanguard FTSE Emerging Markets ETF	7.2%

1290 Essex Small Cap Growth Fund	6.4%

1290 High Yield Bond Fund	5.7%

State Street SPDR Portfolio Developed World ex-US ETF	5.4%

iShares Core S&P U.S. Value ETF	4.9%

iShares Broad USD High Yield Corporate Bond ETF	4.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	23.3%

1290 SmartBeta Equity Fund	17.2%

1290 GAMCO Small/Mid Cap Value Fund	8.4%

iShares MSCI Global Min Vol Factor ETF	7.4%

Vanguard FTSE Emerging Markets ETF	7.2%

1290 Essex Small Cap Growth Fund	6.4%

1290 High Yield Bond Fund	5.7%

State Street SPDR Portfolio Developed World ex-US ETF	5.4%

iShares Core S&P U.S. Value ETF	4.9%

iShares Broad USD High Yield Corporate Bond ETF	4.0%

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equitable Moderate Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$17	0.34%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 41,671,804
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$41,671,804

Number of Portfolio Holdings	14

Portfolio Turnover Rate	28%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		65.6%

Equity	36.7%

Fixed Income	28.9%

Exchange Traded Funds		32.2%

Equity	28.2%

Fixed Income	4.0%

Short-Term Investments		1.9%

Cash and Other Assets Less Liabilities		0.3%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	23.3%

1290 SmartBeta Equity Fund	17.2%

1290 GAMCO Small/Mid Cap Value Fund	8.4%

iShares MSCI Global Min Vol Factor ETF	7.4%

Vanguard FTSE Emerging Markets ETF	7.2%

1290 Essex Small Cap Growth Fund	6.4%

1290 High Yield Bond Fund	5.7%

State Street SPDR Portfolio Developed World ex-US ETF	5.4%

iShares Core S&P U.S. Value ETF	4.9%

iShares Broad USD High Yield Corporate Bond ETF	4.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	23.3%

1290 SmartBeta Equity Fund	17.2%

1290 GAMCO Small/Mid Cap Value Fund	8.4%

iShares MSCI Global Min Vol Factor ETF	7.4%

Vanguard FTSE Emerging Markets ETF	7.2%

1290 Essex Small Cap Growth Fund	6.4%

1290 High Yield Bond Fund	5.7%

State Street SPDR Portfolio Developed World ex-US ETF	5.4%

iShares Core S&P U.S. Value ETF	4.9%

iShares Broad USD High Yield Corporate Bond ETF	4.0%

EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQUITABLE GROWTH MF/ETF PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equitable Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$30	0.58%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[1]
Net Assets	$ 45,756,667
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$45,756,667

Number of Portfolio Holdings	14

Portfolio Turnover Rate	29%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		66.8%

Equity	53.9%

Fixed Income	12.9%

Exchange Traded Funds		31.3%

Equity	31.3%

Short-Term Investments		8.1%

Cash and Other Assets Less Liabilities		-6.2%

Top Holdings (as a % of Net Assets)

1290 SmartBeta Equity Fund	27.6%

1290 GAMCO Small/Mid Cap Value Fund	11.0%

iShares MSCI Global Min Vol Factor ETF	9.8%

1290 Essex Small Cap Growth Fund	8.3%

Vanguard FTSE Emerging Markets ETF	8.2%

1290 Diversified Bond Fund	7.3%

1290 High Yield Bond Fund	5.6%

State Street SPDR Portfolio Developed World ex-US ETF	5.2%

iShares Core S&P U.S. Value ETF	4.9%

1290 Avantis ® U.S. Large Cap Growth Fund	4.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

1290 SmartBeta Equity Fund	27.6%

1290 GAMCO Small/Mid Cap Value Fund	11.0%

iShares MSCI Global Min Vol Factor ETF	9.8%

1290 Essex Small Cap Growth Fund	8.3%

Vanguard FTSE Emerging Markets ETF	8.2%

1290 Diversified Bond Fund	7.3%

1290 High Yield Bond Fund	5.6%

State Street SPDR Portfolio Developed World ex-US ETF	5.2%

iShares Core S&P U.S. Value ETF	4.9%

1290 Avantis ® U.S. Large Cap Growth Fund	4.1%

EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQUITABLE GROWTH MF/ETF PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equitable Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$17	0.33%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 45,756,667
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$45,756,667

Number of Portfolio Holdings	14

Portfolio Turnover Rate	29%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		66.8%

Equity	53.9%

Fixed Income	12.9%

Exchange Traded Funds		31.3%

Equity	31.3%

Short-Term Investments		8.1%

Cash and Other Assets Less Liabilities		-6.2%

Top Holdings (as a % of Net Assets)

1290 SmartBeta Equity Fund	27.6%

1290 GAMCO Small/Mid Cap Value Fund	11.0%

iShares MSCI Global Min Vol Factor ETF	9.8%

1290 Essex Small Cap Growth Fund	8.3%

Vanguard FTSE Emerging Markets ETF	8.2%

1290 Diversified Bond Fund	7.3%

1290 High Yield Bond Fund	5.6%

State Street SPDR Portfolio Developed World ex-US ETF	5.2%

iShares Core S&P U.S. Value ETF	4.9%

1290 Avantis ® U.S. Large Cap Growth Fund	4.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

1290 SmartBeta Equity Fund	27.6%

1290 GAMCO Small/Mid Cap Value Fund	11.0%

iShares MSCI Global Min Vol Factor ETF	9.8%

1290 Essex Small Cap Growth Fund	8.3%

Vanguard FTSE Emerging Markets ETF	8.2%

1290 Diversified Bond Fund	7.3%

1290 High Yield Bond Fund	5.6%

State Street SPDR Portfolio Developed World ex-US ETF	5.2%

iShares Core S&P U.S. Value ETF	4.9%

1290 Avantis ® U.S. Large Cap Growth Fund	4.1%

TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	TARGET 2015 ALLOCATION PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2015 Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$28	0.55%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 20,526,789
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$20,526,789

Number of Portfolio Holdings	16

Portfolio Turnover Rate	4%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.2%

Fixed Income	79.4%

Equity	20.8%

Cash and Other Assets Less Liabilities		-0.2%

Top Holdings (as a % of Net Assets)

EQ/PIMCO Ultra Short Bond Portfolio	16.4%

1290 Diversified Bond Fund	15.3%

EQ/Core Plus Bond Portfolio	14.2%

1290 VT High Yield Bond Portfolio	10.1%

EQ/Core Bond Index Portfolio	9.2%

EQ/Equity 500 Index Portfolio	8.0%

EQ/Quality Bond PLUS Portfolio	7.9%

EQ/Long-Term Bond Portfolio	6.3%

EQ/International Equity Index Portfolio	3.1%

EQ/MFS International Growth Portfolio	1.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/PIMCO Ultra Short Bond Portfolio	16.4%

1290 Diversified Bond Fund	15.3%

EQ/Core Plus Bond Portfolio	14.2%

1290 VT High Yield Bond Portfolio	10.1%

EQ/Core Bond Index Portfolio	9.2%

EQ/Equity 500 Index Portfolio	8.0%

EQ/Quality Bond PLUS Portfolio	7.9%

EQ/Long-Term Bond Portfolio	6.3%

EQ/International Equity Index Portfolio	3.1%

EQ/MFS International Growth Portfolio	1.7%

TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	TARGET 2015 ALLOCATION PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2015 Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$15	0.30%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[1]
Net Assets	$ 20,526,789
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$20,526,789

Number of Portfolio Holdings	16

Portfolio Turnover Rate	4%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.2%

Fixed Income	79.4%

Equity	20.8%

Cash and Other Assets Less Liabilities		-0.2%

Top Holdings (as a % of Net Assets)

EQ/PIMCO Ultra Short Bond Portfolio	16.4%

1290 Diversified Bond Fund	15.3%

EQ/Core Plus Bond Portfolio	14.2%

1290 VT High Yield Bond Portfolio	10.1%

EQ/Core Bond Index Portfolio	9.2%

EQ/Equity 500 Index Portfolio	8.0%

EQ/Quality Bond PLUS Portfolio	7.9%

EQ/Long-Term Bond Portfolio	6.3%

EQ/International Equity Index Portfolio	3.1%

EQ/MFS International Growth Portfolio	1.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/PIMCO Ultra Short Bond Portfolio	16.4%

1290 Diversified Bond Fund	15.3%

EQ/Core Plus Bond Portfolio	14.2%

1290 VT High Yield Bond Portfolio	10.1%

EQ/Core Bond Index Portfolio	9.2%

EQ/Equity 500 Index Portfolio	8.0%

EQ/Quality Bond PLUS Portfolio	7.9%

EQ/Long-Term Bond Portfolio	6.3%

EQ/International Equity Index Portfolio	3.1%

EQ/MFS International Growth Portfolio	1.7%

TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	TARGET 2025 ALLOCATION PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2025 Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$30	0.58%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[1]
Net Assets	$ 134,861,031
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$134,861,031

Number of Portfolio Holdings	16

Portfolio Turnover Rate	5%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	51.0%

Fixed Income	49.1%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	21.8%

1290 Diversified Bond Fund	9.0%

EQ/PIMCO Ultra Short Bond Portfolio	9.0%

EQ/Core Plus Bond Portfolio	8.8%

EQ/International Equity Index Portfolio	7.9%

1290 VT High Yield Bond Portfolio	7.0%

EQ/Small Company Index Portfolio	5.7%

EQ/Long-Term Bond Portfolio	5.4%

EQ/Core Bond Index Portfolio	4.9%

EQ/Quality Bond PLUS Portfolio	4.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	21.8%

1290 Diversified Bond Fund	9.0%

EQ/PIMCO Ultra Short Bond Portfolio	9.0%

EQ/Core Plus Bond Portfolio	8.8%

EQ/International Equity Index Portfolio	7.9%

1290 VT High Yield Bond Portfolio	7.0%

EQ/Small Company Index Portfolio	5.7%

EQ/Long-Term Bond Portfolio	5.4%

EQ/Core Bond Index Portfolio	4.9%

EQ/Quality Bond PLUS Portfolio	4.9%

TARGET 2025 ALLOCATION PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	TARGET 2025 ALLOCATION PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2025 Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$17	0.33%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 134,861,031
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$134,861,031

Number of Portfolio Holdings	16

Portfolio Turnover Rate	5%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	51.0%

Fixed Income	49.1%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	21.8%

1290 Diversified Bond Fund	9.0%

EQ/PIMCO Ultra Short Bond Portfolio	9.0%

EQ/Core Plus Bond Portfolio	8.8%

EQ/International Equity Index Portfolio	7.9%

1290 VT High Yield Bond Portfolio	7.0%

EQ/Small Company Index Portfolio	5.7%

EQ/Long-Term Bond Portfolio	5.4%

EQ/Core Bond Index Portfolio	4.9%

EQ/Quality Bond PLUS Portfolio	4.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	21.8%

1290 Diversified Bond Fund	9.0%

EQ/PIMCO Ultra Short Bond Portfolio	9.0%

EQ/Core Plus Bond Portfolio	8.8%

EQ/International Equity Index Portfolio	7.9%

1290 VT High Yield Bond Portfolio	7.0%

EQ/Small Company Index Portfolio	5.7%

EQ/Long-Term Bond Portfolio	5.4%

EQ/Core Bond Index Portfolio	4.9%

EQ/Quality Bond PLUS Portfolio	4.9%

TARGET 2035 ALLOCATION PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	TARGET 2035 ALLOCATION PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2035 Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$28	0.54%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 319,304,802
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$319,304,802

Number of Portfolio Holdings	16

Portfolio Turnover Rate	5%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.2%

Equity	71.2%

Fixed Income	29.0%

Cash and Other Assets Less Liabilities		-0.2%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	32.1%

EQ/International Equity Index Portfolio	11.2%

EQ/Small Company Index Portfolio	9.9%

EQ/MFS International Growth Portfolio	5.7%

EQ/Core Plus Bond Portfolio	5.1%

EQ/Emerging Markets Equity PLUS Portfolio	5.0%

1290 VT High Yield Bond Portfolio	5.0%

1290 Diversified Bond Fund	4.6%

EQ/PIMCO Ultra Short Bond Portfolio	4.2%

EQ/Long-Term Bond Portfolio	4.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	32.1%

EQ/International Equity Index Portfolio	11.2%

EQ/Small Company Index Portfolio	9.9%

EQ/MFS International Growth Portfolio	5.7%

EQ/Core Plus Bond Portfolio	5.1%

EQ/Emerging Markets Equity PLUS Portfolio	5.0%

1290 VT High Yield Bond Portfolio	5.0%

1290 Diversified Bond Fund	4.6%

EQ/PIMCO Ultra Short Bond Portfolio	4.2%

EQ/Long-Term Bond Portfolio	4.1%

TARGET 2035 ALLOCATION PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	TARGET 2035 ALLOCATION PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2035 Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$15	0.29%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 319,304,802
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$319,304,802

Number of Portfolio Holdings	16

Portfolio Turnover Rate	5%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.2%

Equity	71.2%

Fixed Income	29.0%

Cash and Other Assets Less Liabilities		-0.2%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	32.1%

EQ/International Equity Index Portfolio	11.2%

EQ/Small Company Index Portfolio	9.9%

EQ/MFS International Growth Portfolio	5.7%

EQ/Core Plus Bond Portfolio	5.1%

EQ/Emerging Markets Equity PLUS Portfolio	5.0%

1290 VT High Yield Bond Portfolio	5.0%

1290 Diversified Bond Fund	4.6%

EQ/PIMCO Ultra Short Bond Portfolio	4.2%

EQ/Long-Term Bond Portfolio	4.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	32.1%

EQ/International Equity Index Portfolio	11.2%

EQ/Small Company Index Portfolio	9.9%

EQ/MFS International Growth Portfolio	5.7%

EQ/Core Plus Bond Portfolio	5.1%

EQ/Emerging Markets Equity PLUS Portfolio	5.0%

1290 VT High Yield Bond Portfolio	5.0%

1290 Diversified Bond Fund	4.6%

EQ/PIMCO Ultra Short Bond Portfolio	4.2%

EQ/Long-Term Bond Portfolio	4.1%

TARGET 2045 ALLOCATION PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	TARGET 2045 ALLOCATION PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2045 Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$28	0.54%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 306,964,861
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$306,964,861

Number of Portfolio Holdings	16

Portfolio Turnover Rate	4%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	82.0%

Fixed Income	18.9%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	37.0%

EQ/International Equity Index Portfolio	12.9%

EQ/Small Company Index Portfolio	11.3%

EQ/MFS International Growth Portfolio	6.4%

EQ/Emerging Markets Equity PLUS Portfolio	6.0%

EQ/Core Plus Bond Portfolio	3.5%

1290 VT High Yield Bond Portfolio	3.0%

EQ/Long-Term Bond Portfolio	2.8%

EQ/Value Equity Portfolio	2.7%

EQ/Core Bond Index Portfolio	2.6%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	37.0%

EQ/International Equity Index Portfolio	12.9%

EQ/Small Company Index Portfolio	11.3%

EQ/MFS International Growth Portfolio	6.4%

EQ/Emerging Markets Equity PLUS Portfolio	6.0%

EQ/Core Plus Bond Portfolio	3.5%

1290 VT High Yield Bond Portfolio	3.0%

EQ/Long-Term Bond Portfolio	2.8%

EQ/Value Equity Portfolio	2.7%

EQ/Core Bond Index Portfolio	2.6%

TARGET 2045 ALLOCATION PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	TARGET 2045 ALLOCATION PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2045 Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$15	0.29%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 306,964,861
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$306,964,861

Number of Portfolio Holdings	16

Portfolio Turnover Rate	4%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	81.1%

Fixed Income	18.9%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	37.0%

EQ/International Equity Index Portfolio	12.9%

EQ/Small Company Index Portfolio	11.3%

EQ/MFS International Growth Portfolio	6.4%

EQ/Emerging Markets Equity PLUS Portfolio	6.0%

EQ/Core Plus Bond Portfolio	3.5%

1290 VT High Yield Bond Portfolio	3.0%

EQ/Long-Term Bond Portfolio	2.8%

EQ/Value Equity Portfolio	2.7%

EQ/Core Bond Index Portfolio	2.6%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	37.0%

EQ/International Equity Index Portfolio	12.9%

EQ/Small Company Index Portfolio	11.3%

EQ/MFS International Growth Portfolio	6.4%

EQ/Emerging Markets Equity PLUS Portfolio	6.0%

EQ/Core Plus Bond Portfolio	3.5%

1290 VT High Yield Bond Portfolio	3.0%

EQ/Long-Term Bond Portfolio	2.8%

EQ/Value Equity Portfolio	2.7%

EQ/Core Bond Index Portfolio	2.6%

TARGET 2055 ALLOCATION PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	TARGET 2055 ALLOCATION PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2055 Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$31	0.60%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 188,784,642
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$188,784,642

Number of Portfolio Holdings	16

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	91.2%

Fixed Income	8.8%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	40.8%

EQ/International Equity Index Portfolio	14.2%

EQ/Small Company Index Portfolio	13.2%

EQ/MFS International Growth Portfolio	8.1%

EQ/Emerging Markets Equity PLUS Portfolio	6.5%

EQ/Value Equity Portfolio	3.8%

Multimanager Aggressive Equity Portfolio	2.0%

1290 VT High Yield Bond Portfolio	1.9%

EQ/Core Plus Bond Portfolio	1.6%

EQ/Long-Term Bond Portfolio	1.6%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	40.8%

EQ/International Equity Index Portfolio	14.2%

EQ/Small Company Index Portfolio	13.2%

EQ/MFS International Growth Portfolio	8.1%

EQ/Emerging Markets Equity PLUS Portfolio	6.5%

EQ/Value Equity Portfolio	3.8%

Multimanager Aggressive Equity Portfolio	2.0%

1290 VT High Yield Bond Portfolio	1.9%

EQ/Core Plus Bond Portfolio	1.6%

EQ/Long-Term Bond Portfolio	1.6%

TARGET 2055 ALLOCATION PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	TARGET 2055 ALLOCATION PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2055 Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$18	0.35%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 188,784,642
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$188,784,642

Number of Portfolio Holdings	16

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	91.2%

Fixed Income	8.8%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	40.8%

EQ/International Equity Index Portfolio	14.2%

EQ/Small Company Index Portfolio	13.2%

EQ/MFS International Growth Portfolio	8.1%

EQ/Emerging Markets Equity PLUS Portfolio	6.5%

EQ/Value Equity Portfolio	3.8%

Multimanager Aggressive Equity Portfolio	2.0%

1290 VT High Yield Bond Portfolio	1.9%

EQ/Core Plus Bond Portfolio	1.6%

EQ/Long-Term Bond Portfolio	1.6%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	40.8%

EQ/International Equity Index Portfolio	14.2%

EQ/Small Company Index Portfolio	13.2%

EQ/MFS International Growth Portfolio	8.1%

EQ/Emerging Markets Equity PLUS Portfolio	6.5%

EQ/Value Equity Portfolio	3.8%

Multimanager Aggressive Equity Portfolio	2.0%

1290 VT High Yield Bond Portfolio	1.9%

EQ/Core Plus Bond Portfolio	1.6%

EQ/Long-Term Bond Portfolio	1.6%

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$54	1.05%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 264,004,305
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$264,004,305

Number of Portfolio Holdings	11

Portfolio Turnover Rate	7%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.6%

Equity	64.8%

Fixed Income	34.8%

Short-Term Investments		1.1%

Cash and Other Assets Less Liabilities		-0.7%

Top Holdings (as a % of Net Assets)

Vanguard Intermediate-Term Corporate Bond ETF	34.8%

Vanguard S&P 500 ETF	16.2%

iShares Core S&P 500 ETF	16.1%

iShares Core MSCI EAFE ETF	15.0%

iShares Core S&P Mid-Cap ETF	5.6%

Vanguard Large-Cap ETF	5.3%

iShares MSCI EAFE ETF	4.3%

iShares Core S&P Small-Cap ETF	1.2%

iShares Russell 2000 ETF	1.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Vanguard Intermediate-Term Corporate Bond ETF	34.8%

Vanguard S&P 500 ETF	16.2%

iShares Core S&P 500 ETF	16.1%

iShares Core MSCI EAFE ETF	15.0%

iShares Core S&P Mid-Cap ETF	5.6%

Vanguard Large-Cap ETF	5.3%

iShares MSCI EAFE ETF	4.3%

iShares Core S&P Small-Cap ETF	1.2%

iShares Russell 2000 ETF	1.1%

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Multi-Alternative Strategies Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.10%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 12,036,569
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$12,036,569

Number of Portfolio Holdings	14

Portfolio Turnover Rate	13%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.4%

Equity	28.3%

Fixed Income	28.2%

Alternatives	27.1%

Commodity	15.8%

Short-Term Investments		5.6%

Cash and Other Assets Less Liabilities		-5.0%

Top Holdings (as a % of Net Assets)

iShares Convertible Bond ETF	16.5%

iMGP DBi Managed Futures Strategy ETF	15.0%

NYLI Merger Arbitrage ETF	12.1%

Vanguard Short-Term Inflation-Protected Securities ETF	11.6%

JPMorgan Equity Premium Income ETF	9.3%

Invesco DB Precious Metals Fund	7.8%

iShares Core U.S. REIT ETF	7.2%

Vanguard Global ex-U.S. Real Estate ETF	6.8%

JPMorgan Nasdaq Equity Premium Income ETF	5.1%

Invesco DB Agriculture Fund	4.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

iShares Convertible Bond ETF	16.5%

iMGP DBi Managed Futures Strategy ETF	15.0%

NYLI Merger Arbitrage ETF	12.1%

Vanguard Short-Term Inflation-Protected Securities ETF	11.6%

JPMorgan Equity Premium Income ETF	9.3%

Invesco DB Precious Metals Fund	7.8%

iShares Core U.S. REIT ETF	7.2%

Vanguard Global ex-U.S. Real Estate ETF	6.8%

JPMorgan Nasdaq Equity Premium Income ETF	5.1%

Invesco DB Agriculture Fund	4.3%

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Multi-Alternative Strategies Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$44	0.85%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 12,036,569
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$12,036,569

Number of Portfolio Holdings	14

Portfolio Turnover Rate	13%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.4%

Equity	28.3%

Fixed Income	28.2%

Alternatives	27.1%

Commodity	15.8%

Short-Term Investments		5.6%

Cash and Other Assets Less Liabilities		-5.0%

Top Holdings (as a % of Net Assets)

iShares Convertible Bond ETF	16.5%

iMGP DBi Managed Futures Strategy ETF	15.0%

NYLI Merger Arbitrage ETF	12.1%

Vanguard Short-Term Inflation-Protected Securities ETF	11.6%

JPMorgan Equity Premium Income ETF	9.3%

Invesco DB Precious Metals Fund	7.8%

iShares Core U.S. REIT ETF	7.2%

Vanguard Global ex-U.S. Real Estate ETF	6.8%

JPMorgan Nasdaq Equity Premium Income ETF	5.1%

Invesco DB Agriculture Fund	4.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

iShares Convertible Bond ETF	16.5%

iMGP DBi Managed Futures Strategy ETF	15.0%

NYLI Merger Arbitrage ETF	12.1%

Vanguard Short-Term Inflation-Protected Securities ETF	11.6%

JPMorgan Equity Premium Income ETF	9.3%

Invesco DB Precious Metals Fund	7.8%

iShares Core U.S. REIT ETF	7.2%

Vanguard Global ex-U.S. Real Estate ETF	6.8%

JPMorgan Nasdaq Equity Premium Income ETF	5.1%

Invesco DB Agriculture Fund	4.3%

1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	1290 VT CONVERTIBLE SECURITIES PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Convertible Securities Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$49	0.90%

*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.90%	[2]
Net Assets	$ 72,254,204
Holdings Count | Holding	339
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$72,254,204

Number of Portfolio Holdings	339

Portfolio Turnover Rate	28%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	41.7%

Health Care	9.2%

Utilities	9.1%

Consumer Discretionary	9.0%

Financials	7.8%

Industrials	7.7%

Communication Services	7.3%

Real Estate	3.1%

Energy	2.2%

Materials	1.7%

Consumer Staples	0.4%

Short-Term Investments	2.9%

Cash and Other Assets Less Liabilities	-2.1%

Top Holdings (as a % of Net Assets)

Western Digital Corp., 3.00%, 11/15/28	2.8%

Alphabet, Inc., 6.25%	2.3%

Alphabet, Inc., 6.25%	2.3%

Boeing Co. (The), 6.00%	1.9%

Lumentum Holdings, Inc., 0.38%, 3/15/32	1.5%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	1.4%

Bloom Energy Corp., 0.00%, 11/15/30	1.1%

Wells Fargo & Co., 7.50%	1.1%

Oracle Corp., 6.50%	1.1%

Nebius Group NV, 1.25%, 3/15/31	1.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Western Digital Corp., 3.00%, 11/15/28	2.8%

Alphabet, Inc., 6.25%	2.3%

Alphabet, Inc., 6.25%	2.3%

Boeing Co. (The), 6.00%	1.9%

Lumentum Holdings, Inc., 0.38%, 3/15/32	1.5%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	1.4%

Bloom Energy Corp., 0.00%, 11/15/30	1.1%

Wells Fargo & Co., 7.50%	1.1%

Oracle Corp., 6.50%	1.1%

Nebius Group NV, 1.25%, 3/15/31	1.1%

1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	1290 VT CONVERTIBLE SECURITIES PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Convertible Securities Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$36	0.65%

*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%	[2]
Net Assets	$ 72,254,204
Holdings Count | Holding	339
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$72,254,204

Number of Portfolio Holdings	339

Portfolio Turnover Rate	28%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	41.7%

Health Care	9.2%

Utilities	9.1%

Consumer Discretionary	9.0%

Financials	7.8%

Industrials	7.7%

Communication Services	7.3%

Real Estate	3.1%

Energy	2.2%

Materials	1.7%

Consumer Staples	0.4%

Short-Term Investments	2.9%

Cash and Other Assets Less Liabilities	-2.1%

Top Holdings (as a % of Net Assets)

Western Digital Corp., 3.00%, 11/15/28	2.8%

Alphabet, Inc., 6.25%	2.3%

Alphabet, Inc., 6.25%	2.3%

Boeing Co. (The), 6.00%	1.9%

Lumentum Holdings, Inc., 0.38%, 3/15/32	1.5%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	1.4%

Bloom Energy Corp., 0.00%, 11/15/30	1.1%

Wells Fargo & Co., 7.50%	1.1%

Oracle Corp., 6.50%	1.1%

Nebius Group NV, 1.25%, 3/15/31	1.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Western Digital Corp., 3.00%, 11/15/28	2.8%

Alphabet, Inc., 6.25%	2.3%

Alphabet, Inc., 6.25%	2.3%

Boeing Co. (The), 6.00%	1.9%

Lumentum Holdings, Inc., 0.38%, 3/15/32	1.5%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	1.4%

Bloom Energy Corp., 0.00%, 11/15/30	1.1%

Wells Fargo & Co., 7.50%	1.1%

Oracle Corp., 6.50%	1.1%

Nebius Group NV, 1.25%, 3/15/31	1.1%

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT DoubleLine Opportunistic Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$43	0.87%

*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%	[2]
Net Assets	$ 514,582,432
Holdings Count | Holding	963
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$514,582,432

Number of Portfolio Holdings	963

Portfolio Turnover Rate	35%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type (as a % of Net Assets)

Corporate Bonds	23.4%

Mortgage-Backed Securities	21.4%

U.S. Treasury Obligations	18.2%

Asset-Backed Securities	16.7%

Commercial Mortgage-Backed Securities	8.2%

Collateralized Mortgage Obligations	6.1%

Investment Companies	3.7%

Foreign Government Securities	1.0%

Common Stocks	0.0%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	0.4%

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT DoubleLine Opportunistic Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$31	0.62%

*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[2]
Net Assets	$ 514,582,432
Holdings Count | Holding	963
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$514,582,432

Number of Portfolio Holdings	963

Portfolio Turnover Rate	35%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type (as a % of Net Assets)

Corporate Bonds	23.4%

Mortgage-Backed Securities	21.4%

U.S. Treasury Obligations	18.2%

Asset-Backed Securities	16.7%

Commercial Mortgage-Backed Securities	8.2%

Collateralized Mortgage Obligations	6.1%

Investment Companies	3.7%

Foreign Government Securities	1.0%

Common Stocks	0.0%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	0.4%

1290 VT EQUITY INCOME PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	1290 VT EQUITY INCOME PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Equity Income Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$50	0.95%

*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[2]
Net Assets	$ 449,981,644
Holdings Count | Holding	45
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$449,981,644

Number of Portfolio Holdings	45

Portfolio Turnover Rate	16%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	16.9%

Health Care	15.6%

Consumer Staples	11.1%

Utilities	11.0%

Energy	10.1%

Information Technology	8.6%

Industrials	7.9%

Real Estate	7.6%

Materials	6.7%

Communication Services	2.6%

Consumer Discretionary	1.5%

Cash and Other Assets Less Liabilities	0.4%

Top Holdings (as a % of Net Assets)

Merck & Co., Inc.	3.8%

Pinnacle West Capital Corp.	3.3%

Plains GP Holdings LP, Class A	3.3%

Hewlett Packard Enterprise Co.	3.3%

Humana, Inc.	3.2%

Air Products and Chemicals, Inc.	3.1%

JPMorgan Chase & Co.	3.1%

Xcel Energy, Inc.	2.9%

Chubb Ltd.	2.8%

Public Storage (REIT)	2.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Merck & Co., Inc.	3.8%

Pinnacle West Capital Corp.	3.3%

Plains GP Holdings LP, Class A	3.3%

Hewlett Packard Enterprise Co.	3.3%

Humana, Inc.	3.2%

Air Products and Chemicals, Inc.	3.1%

JPMorgan Chase & Co.	3.1%

Xcel Energy, Inc.	2.9%

Chubb Ltd.	2.8%

Public Storage (REIT)	2.7%

1290 VT EQUITY INCOME PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	1290 VT EQUITY INCOME PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Equity Income Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$37	0.70%

*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[2]
Net Assets	$ 449,981,644
Holdings Count | Holding	45
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$449,981,644

Number of Portfolio Holdings	45

Portfolio Turnover Rate	16%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	16.9%

Health Care	15.6%

Consumer Staples	11.1%

Utilities	11.0%

Energy	10.1%

Information Technology	8.6%

Industrials	7.9%

Real Estate	7.6%

Materials	6.7%

Communication Services	2.6%

Consumer Discretionary	1.5%

Cash and Other Assets Less Liabilities	0.4%

Top Holdings (as a % of Net Assets)

Merck & Co., Inc.	3.8%

Pinnacle West Capital Corp.	3.3%

Plains GP Holdings LP, Class A	3.3%

Hewlett Packard Enterprise Co.	3.3%

Humana, Inc.	3.2%

Air Products and Chemicals, Inc.	3.1%

JPMorgan Chase & Co.	3.1%

Xcel Energy, Inc.	2.9%

Chubb Ltd.	2.8%

Public Storage (REIT)	2.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Merck & Co., Inc.	3.8%

Pinnacle West Capital Corp.	3.3%

Plains GP Holdings LP, Class A	3.3%

Hewlett Packard Enterprise Co.	3.3%

Humana, Inc.	3.2%

Air Products and Chemicals, Inc.	3.1%

JPMorgan Chase & Co.	3.1%

Xcel Energy, Inc.	2.9%

Chubb Ltd.	2.8%

Public Storage (REIT)	2.7%

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT GAMCO Mergers & Acquisitions Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$64	1.25%

*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%	[2]
Net Assets	$ 172,317,304
Holdings Count | Holding	185
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$172,317,304

Number of Portfolio Holdings	185

Portfolio Turnover Rate	37%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Communication Services	19.6%

Utilities	12.1%

Industrials	8.6%

Materials	6.6%

Consumer Discretionary	6.1%

Health Care	5.0%

Financials	4.4%

Information Technology	2.8%

Real Estate	1.6%

Energy	1.2%

Consumer Staples	0.6%

Short-Term Investments	31.6%

Cash and Other Assets Less Liabilities	-0.2%

Top Holdings (as a % of Net Assets)

Chart Industries, Inc.	3.4%

Telesat Corp.	3.0%

Atlanta Braves Holdings, Inc., Class A	3.0%

Southwest Gas Holdings, Inc.	2.9%

Madison Square Garden Sports Corp.	2.7%

National Fuel Gas Co.	2.4%

TXNM Energy, Inc.	2.4%

Vulcan Materials Co.	2.3%

Fox Corp., Class B	2.2%

Amcor plc	1.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Chart Industries, Inc.	3.4%

Telesat Corp.	3.0%

Atlanta Braves Holdings, Inc., Class A	3.0%

Southwest Gas Holdings, Inc.	2.9%

Madison Square Garden Sports Corp.	2.7%

National Fuel Gas Co.	2.4%

TXNM Energy, Inc.	2.4%

Vulcan Materials Co.	2.3%

Fox Corp., Class B	2.2%

Amcor plc	1.6%

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT GAMCO Mergers & Acquisitions Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$51	1.00%

*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[2]
Net Assets	$ 172,317,304
Holdings Count | Holding	185
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$172,317,304

Number of Portfolio Holdings	185

Portfolio Turnover Rate	37%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Communication Services	19.6%

Utilities	12.1%

Industrials	8.6%

Materials	6.6%

Consumer Discretionary	6.1%

Health Care	5.0%

Financials	4.4%

Information Technology	2.8%

Real Estate	1.6%

Energy	1.2%

Consumer Staples	0.6%

Short-Term Investments	31.6%

Cash and Other Assets Less Liabilities	-0.2%

Top Holdings (as a % of Net Assets)

Chart Industries, Inc.	3.4%

Telesat Corp.	3.0%

Atlanta Braves Holdings, Inc., Class A	3.0%

Southwest Gas Holdings, Inc.	2.9%

Madison Square Garden Sports Corp.	2.7%

National Fuel Gas Co.	2.4%

TXNM Energy, Inc.	2.4%

Vulcan Materials Co.	2.3%

Fox Corp., Class B	2.2%

Amcor plc	1.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Chart Industries, Inc.	3.4%

Telesat Corp.	3.0%

Atlanta Braves Holdings, Inc., Class A	3.0%

Southwest Gas Holdings, Inc.	2.9%

Madison Square Garden Sports Corp.	2.7%

National Fuel Gas Co.	2.4%

TXNM Energy, Inc.	2.4%

Vulcan Materials Co.	2.3%

Fox Corp., Class B	2.2%

Amcor plc	1.6%

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT GAMCO Small Company Value Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$58	1.04%

*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.04%	[2]
Net Assets	$ 4,483,275,905
Holdings Count | Holding	376
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$4,483,275,905

Number of Portfolio Holdings	376

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	46.8%

Consumer Discretionary	12.9%

Communication Services	10.4%

Materials	6.0%

Consumer Staples	4.9%

Utilities	4.4%

Information Technology	3.8%

Financials	2.7%

Real Estate	2.5%

Health Care	1.5%

Energy	1.4%

Short-Term Investments	1.8%

Cash and Other Assets Less Liabilities	0.9%

Top Holdings (as a % of Net Assets)

Mueller Industries, Inc.	2.7%

GATX Corp.	2.6%

Crane Co.	2.4%

Watts Water Technologies, Inc., Class A	1.9%

Rush Enterprises, Inc., Class B	1.8%

AMETEK, Inc.	1.7%

Oil-Dri Corp. of America	1.6%

Madison Square Garden Sports Corp.	1.6%

Penske Automotive Group, Inc.	1.6%

ATI, Inc.	1.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Mueller Industries, Inc.	2.7%

GATX Corp.	2.6%

Crane Co.	2.4%

Watts Water Technologies, Inc., Class A	1.9%

Rush Enterprises, Inc., Class B	1.8%

AMETEK, Inc.	1.7%

Oil-Dri Corp. of America	1.6%

Madison Square Garden Sports Corp.	1.6%

Penske Automotive Group, Inc.	1.6%

ATI, Inc.	1.6%

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT GAMCO Small Company Value Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$44	0.79%

*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.79%	[2]
Net Assets	$ 4,483,275,905
Holdings Count | Holding	376
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$4,483,275,905

Number of Portfolio Holdings	376

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	46.8%

Consumer Discretionary	12.9%

Communication Services	10.4%

Materials	6.0%

Consumer Staples	4.9%

Utilities	4.4%

Information Technology	3.8%

Financials	2.7%

Real Estate	2.5%

Health Care	1.5%

Energy	1.4%

Short-Term Investments	1.8%

Cash and Other Assets Less Liabilities	0.9%

Top Holdings (as a % of Net Assets)

Mueller Industries, Inc.	2.7%

GATX Corp.	2.6%

Crane Co.	2.4%

Watts Water Technologies, Inc., Class A	1.9%

Rush Enterprises, Inc., Class B	1.8%

AMETEK, Inc.	1.7%

Oil-Dri Corp. of America	1.6%

Madison Square Garden Sports Corp.	1.6%

Penske Automotive Group, Inc.	1.6%

ATI, Inc.	1.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Mueller Industries, Inc.	2.7%

GATX Corp.	2.6%

Crane Co.	2.4%

Watts Water Technologies, Inc., Class A	1.9%

Rush Enterprises, Inc., Class B	1.8%

AMETEK, Inc.	1.7%

Oil-Dri Corp. of America	1.6%

Madison Square Garden Sports Corp.	1.6%

Penske Automotive Group, Inc.	1.6%

ATI, Inc.	1.6%

1290 VT HIGH YIELD BOND PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	1290 VT HIGH YIELD BOND PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT High Yield Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$50	1.00%

*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[2]
Net Assets	$ 417,955,277
Holdings Count | Holding	481
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$417,955,277

Number of Portfolio Holdings	481

Portfolio Turnover Rate	20%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		84.4%

Consumer Discretionary	14.5%

Industrials	13.8%

Financials	10.4%

Energy	9.6%

Materials	8.0%

Communication Services	8.0%

Information Technology	6.9%

Health Care	5.4%

Other	7.8%

Exchange Traded Funds		9.0%

Loan Participations		2.6%

Information Technology	1.3%

Financials	0.7%

Other	0.6%

Common Stocks		0.0	% #

Short-Term Investments		8.1%

Cash and Other Assets Less Liabilities		-4.1%

# Less than 0.05%

1290 VT HIGH YIELD BOND PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	1290 VT HIGH YIELD BOND PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT High Yield Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$37	0.75%

*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[2]
Net Assets	$ 417,955,277
Holdings Count | Holding	481
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$417,955,277

Number of Portfolio Holdings	481

Portfolio Turnover Rate	20%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		84.4%

Consumer Discretionary	14.5%

Industrials	13.8%

Financials	10.4%

Energy	9.6%

Materials	8.0%

Communication Services	8.0%

Information Technology	6.9%

Health Care	5.4%

Other	7.8%

Exchange Traded Funds		9.0%

Loan Participations		2.6%

Information Technology	1.3%

Financials	0.7%

Other	0.6%

Common Stocks		0.0	% #

Short-Term Investments		8.1%

Cash and Other Assets Less Liabilities		-4.1%

# Less than 0.05%

1290 VT MICRO CAP PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	1290 VT MICRO CAP PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Micro Cap Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$66	1.15%

*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.15%	[2]
Net Assets	$ 220,189,311
Holdings Count | Holding	1,442
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$220,189,311

Number of Portfolio Holdings	1,442

Portfolio Turnover Rate	48%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Health Care	27.4%

Industrials	18.9%

Information Technology	17.0%

Financials	14.9%

Consumer Discretionary	8.7%

Communication Services	3.3%

Consumer Staples	2.9%

Energy	1.8%

Materials	1.7%

Real Estate	1.1%

Utilities	0.4%

Short-Term Investments	6.1%

Cash and Other Assets Less Liabilities	-4.2%

Top Holdings (as a % of Net Assets)

Cardinal Infrastructure Group, Inc., Class A	1.7%

Cogent Biosciences, Inc.	1.6%

Aehr Test Systems	1.5%

CECO Environmental Corp.	1.4%

Terawulf, Inc.	1.2%

Ouster, Inc.	1.2%

Adaptive Biotechnologies Corp.	1.2%

Lindblad Expeditions Holdings, Inc.	1.1%

Navan, Inc., Class A	1.1%

Mercury Systems, Inc.	1.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Cardinal Infrastructure Group, Inc., Class A	1.7%

Cogent Biosciences, Inc.	1.6%

Aehr Test Systems	1.5%

CECO Environmental Corp.	1.4%

Terawulf, Inc.	1.2%

Ouster, Inc.	1.2%

Adaptive Biotechnologies Corp.	1.2%

Lindblad Expeditions Holdings, Inc.	1.1%

Navan, Inc., Class A	1.1%

Mercury Systems, Inc.	1.1%

1290 VT MICRO CAP PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	1290 VT MICRO CAP PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Micro Cap Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$52	0.90%

*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.90%	[2]
Net Assets	$ 220,189,311
Holdings Count | Holding	1,442
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$220,189,311

Number of Portfolio Holdings	1,442

Portfolio Turnover Rate	48%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Health Care	27.4%

Industrials	18.9%

Information Technology	17.0%

Financials	14.9%

Consumer Discretionary	8.7%

Communication Services	3.3%

Consumer Staples	2.9%

Energy	1.8%

Materials	1.7%

Real Estate	1.1%

Utilities	0.4%

Short-Term Investments	6.1%

Cash and Other Assets Less Liabilities	-4.2%

Top Holdings (as a % of Net Assets)

Cardinal Infrastructure Group, Inc., Class A	1.7%

Cogent Biosciences, Inc.	1.6%

Aehr Test Systems	1.5%

CECO Environmental Corp.	1.4%

Terawulf, Inc.	1.2%

Ouster, Inc.	1.2%

Adaptive Biotechnologies Corp.	1.2%

Lindblad Expeditions Holdings, Inc.	1.1%

Navan, Inc., Class A	1.1%

Mercury Systems, Inc.	1.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Cardinal Infrastructure Group, Inc., Class A	1.7%

Cogent Biosciences, Inc.	1.6%

Aehr Test Systems	1.5%

CECO Environmental Corp.	1.4%

Terawulf, Inc.	1.2%

Ouster, Inc.	1.2%

Adaptive Biotechnologies Corp.	1.2%

Lindblad Expeditions Holdings, Inc.	1.1%

Navan, Inc., Class A	1.1%

Mercury Systems, Inc.	1.1%

1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	1290 VT NATURAL RESOURCES PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Natural Resources Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$47	0.90%

*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[2]
Net Assets	$ 44,473,452
Holdings Count | Holding	84
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$44,473,452

Number of Portfolio Holdings	84

Portfolio Turnover Rate	9%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Country Weightings (as a % of Net Assets)

United States	53.6%

Canada	15.4%

Australia	14.8%

France	4.0%

Japan	2.1%

Brazil	1.5%

South Africa	1.4%

Norway	1.2%

Italy	1.1%

Chile	0.9%

Other	4.0%

Sector & Industry Weightings (as a % of Net Assets)

Energy		57.7%

Integrated Oil & Gas	41.8%

Oil & Gas Exploration & Production	14.7%

Coal & Consumable Fuels	1.2%

Materials		40.1%

Diversified Metals & Mining	15.6%

Gold	12.2%

Steel	4.4%

Copper	3.7%

Fertilizers & Agricultural Chemicals	3.0%

Paper Products	0.5%

Aluminum	0.3%

Silver	0.2%

Forest Products	0.2%

Consumer Staples		1.4%

Agricultural Products & Services	1.4%

Short-Term Investments		1.1%

Cash and Other Assets Less Liabilities		-0.3%

1290 VT NATURAL RESOURCES PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	1290 VT NATURAL RESOURCES PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Natural Resources Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$34	0.65%

*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[2]
Net Assets	$ 44,473,452
Holdings Count | Holding	84
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$44,473,452

Number of Portfolio Holdings	84

Portfolio Turnover Rate	9%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Country Weightings (as a % of Net Assets)

United States	53.6%

Canada	15.4%

Australia	14.8%

France	4.0%

Japan	2.1%

Brazil	1.5%

South Africa	1.4%

Norway	1.2%

Italy	1.1%

Chile	0.9%

Other	4.0%

Sector & Industry Weightings (as a % of Net Assets)

Energy		57.7%

Integrated Oil & Gas	41.8%

Oil & Gas Exploration & Production	14.7%

Coal & Consumable Fuels	1.2%

Materials		40.1%

Diversified Metals & Mining	15.6%

Gold	12.2%

Steel	4.4%

Copper	3.7%

Fertilizers & Agricultural Chemicals	3.0%

Paper Products	0.5%

Aluminum	0.3%

Silver	0.2%

Forest Products	0.2%

Consumer Staples		1.4%

Agricultural Products & Services	1.4%

Short-Term Investments		1.1%

Cash and Other Assets Less Liabilities		-0.3%

1290 VT REAL ESTATE PORTFOLIO (Class IB)
Shareholder Report [Line Items]
Fund Name	1290 VT REAL ESTATE PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Real Estate Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$47	0.90%

*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[2]
Net Assets	$ 41,877,506
Holdings Count | Holding	356
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$41,877,506

Number of Portfolio Holdings	356

Portfolio Turnover Rate	6%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Industry Group and Sub-Industry Weightings (as a % of Net Assets)

Real Estate			97.7%

Retail REITs	16.6%

Industrial REITs	14.6%

Health Care REITs	14.4%

Data Center REITs	8.3%

Multi-Family Residential REITs	6.8%

Other	37.0%

Information Technology			0.4%

Internet Services & Infrastructure	0.4%

Health Care			0.3%

Health Care Facilities	0.3%

Consumer Discretionary			0.0	% #

Hotels, Resorts & Cruise Lines	0.0	% #

Top Holdings (as a % of Net Assets)

Welltower, Inc. (REIT)	7.8%

Prologis, Inc. (REIT)	6.1%

Equinix, Inc. (REIT)	5.0%

Simon Property Group, Inc. (REIT)	3.5%

Digital Realty Trust, Inc. (REIT)	3.1%

Realty Income Corp. (REIT)	2.8%

Public Storage (REIT)	2.4%

Goodman Group (REIT)	2.1%

Ventas, Inc. (REIT)	2.1%

Iron Mountain, Inc. (REIT)	1.8%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Welltower, Inc. (REIT)	7.8%

Prologis, Inc. (REIT)	6.1%

Equinix, Inc. (REIT)	5.0%

Simon Property Group, Inc. (REIT)	3.5%

Digital Realty Trust, Inc. (REIT)	3.1%

Realty Income Corp. (REIT)	2.8%

Public Storage (REIT)	2.4%

Goodman Group (REIT)	2.1%

Ventas, Inc. (REIT)	2.1%

Iron Mountain, Inc. (REIT)	1.8%

1290 VT REAL ESTATE PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	1290 VT REAL ESTATE PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Real Estate Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$34	0.65%

*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[2]
Net Assets	$ 41,877,506
Holdings Count | Holding	356
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$41,877,506

Number of Portfolio Holdings	356

Portfolio Turnover Rate	6%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Industry Group and Sub-Industry Weightings (as a % of Net Assets)

Real Estate			97.7%

Retail REITs	16.6%

Industrial REITs	14.6%

Health Care REITs	14.4%

Data Center REITs	8.3%

Multi-Family Residential REITs	6.8%

Other	37.0%

Information Technology			0.4%

Internet Services & Infrastructure	0.4%

Health Care			0.3%

Health Care Facilities	0.3%

Consumer Discretionary			0.0	% #

Hotels, Resorts & Cruise Lines	0.0	% #

Top Holdings (as a % of Net Assets)

Welltower, Inc. (REIT)	7.8%

Prologis, Inc. (REIT)	6.1%

Equinix, Inc. (REIT)	5.0%

Simon Property Group, Inc. (REIT)	3.5%

Digital Realty Trust, Inc. (REIT)	3.1%

Realty Income Corp. (REIT)	2.8%

Public Storage (REIT)	2.4%

Goodman Group (REIT)	2.1%

Ventas, Inc. (REIT)	2.1%

Iron Mountain, Inc. (REIT)	1.8%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Welltower, Inc. (REIT)	7.8%

Prologis, Inc. (REIT)	6.1%

Equinix, Inc. (REIT)	5.0%

Simon Property Group, Inc. (REIT)	3.5%

Digital Realty Trust, Inc. (REIT)	3.1%

Realty Income Corp. (REIT)	2.8%

Public Storage (REIT)	2.4%

Goodman Group (REIT)	2.1%

Ventas, Inc. (REIT)	2.1%

Iron Mountain, Inc. (REIT)	1.8%

1290 VT SMALL CAP VALUE PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	1290 VT SMALL CAP VALUE PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Small Cap Value Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$63	1.15%

*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.15%	[2]
Net Assets	$ 471,667,280
Holdings Count | Holding	1,451
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$471,667,280

Number of Portfolio Holdings	1,451

Portfolio Turnover Rate	24%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	18.7%

Energy	18.0%

Industrials	15.9%

Real Estate	10.7%

Consumer Discretionary	9.8%

Health Care	5.7%

Utilities	5.4%

Information Technology	4.0%

Materials	3.4%

Communication Services	3.2%

Consumer Staples	2.9%

Short-Term Investments	3.7%

Cash and Other Assets Less Liabilities	-1.4%

Top Holdings (as a % of Net Assets)

Texas Pacific Land Corp.	10.2%

Landbridge Co. LLC, Class A	4.0%

Hawaiian Electric Industries, Inc.	2.8%

Penske Automotive Group, Inc.	2.1%

AutoNation, Inc.	2.1%

Miami International Holdings, Inc.	1.9%

Oshkosh Corp.	1.8%

Interparfums, Inc.	1.7%

WaterBridge Infrastructure LLC, Class A	1.5%

Civeo Corp.	1.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Texas Pacific Land Corp.	10.2%

Landbridge Co. LLC, Class A	4.0%

Hawaiian Electric Industries, Inc.	2.8%

Penske Automotive Group, Inc.	2.1%

AutoNation, Inc.	2.1%

Miami International Holdings, Inc.	1.9%

Oshkosh Corp.	1.8%

Interparfums, Inc.	1.7%

WaterBridge Infrastructure LLC, Class A	1.5%

Civeo Corp.	1.3%

1290 VT SMALL CAP VALUE PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	1290 VT SMALL CAP VALUE PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Small Cap Value Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$49	0.90%

*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.90%	[2]
Net Assets	$ 471,667,280
Holdings Count | Holding	1,451
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$471,667,280

Number of Portfolio Holdings	1,451

Portfolio Turnover Rate	24%

Holdings [Text Block]

What did the Portfolio
invest
in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	18.7%

Energy	18.0%

Industrials	15.9%

Real Estate	10.7%

Consumer Discretionary	9.8%

Health Care	5.7%

Utilities	5.4%

Information Technology	4.0%

Materials	3.4%

Communication Services	3.2%

Consumer Staples	2.9%

Short-Term Investments	3.7%

Cash and Other Assets Less Liabilities	-1.4%

Top Holdings (as a % of Net Assets)

Texas Pacific Land Corp.	10.2%

Landbridge Co. LLC, Class A	4.0%

Hawaiian Electric Industries, Inc.	2.8%

Penske Automotive Group, Inc.	2.1%

AutoNation, Inc.	2.1%

Miami International Holdings, Inc.	1.9%

Oshkosh Corp.	1.8%

Interparfums, Inc.	1.7%

WaterBridge Infrastructure LLC, Class A	1.5%

Civeo Corp.	1.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Texas Pacific Land Corp.	10.2%

Landbridge Co. LLC, Class A	4.0%

Hawaiian Electric Industries, Inc.	2.8%

Penske Automotive Group, Inc.	2.1%

AutoNation, Inc.	2.1%

Miami International Holdings, Inc.	1.9%

Oshkosh Corp.	1.8%

Interparfums, Inc.	1.7%

WaterBridge Infrastructure LLC, Class A	1.5%

Civeo Corp.	1.3%

1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	1290 VT SMARTBETA EQUITY ESG PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT SmartBeta Equity ESG Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$55	1.09%

*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%	[2]
Net Assets	$ 365,371,502
Holdings Count | Holding	307
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$365,371,502

Number of Portfolio Holdings	307

Portfolio Turnover Rate	21%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	24.3%

Financials	19.7%

Industrials	15.0%

Consumer Staples	9.0%

Consumer Discretionary	8.1%

Health Care	7.7%

Communication Services	6.3%

Utilities	3.7%

Materials	2.6%

Energy	1.7%

Real Estate	1.1%

Short-Term Investments	0.8%

Cash and Other Assets Less Liabilities	0.0	% #

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	4.5%

Apple, Inc.	4.3%

Alphabet, Inc., Class A	3.7%

Microsoft Corp.	2.9%

Amazon.com, Inc.	1.8%

Broadcom, Inc.	1.5%

Visa, Inc., Class A	1.2%

Costco Wholesale Corp.	1.1%

Johnson & Johnson	1.0%

Coca-Cola Co. (The)	0.9%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	4.5%

Apple, Inc.	4.3%

Alphabet, Inc., Class A	3.7%

Microsoft Corp.	2.9%

Amazon.com, Inc.	1.8%

Broadcom, Inc.	1.5%

Visa, Inc., Class A	1.2%

Costco Wholesale Corp.	1.1%

Johnson & Johnson	1.0%

Coca-Cola Co. (The)	0.9%

1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	1290 VT SMARTBETA EQUITY ESG PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT SmartBeta Equity ESG Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$43	0.84%

*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[2]
Net Assets	$ 365,371,502
Holdings Count | Holding	307
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$365,371,502

Number of Portfolio Holdings	307

Portfolio Turnover Rate	21%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	24.3%

Financials	19.7%

Industrials	15.0%

Consumer Staples	9.0%

Consumer Discretionary	8.1%

Health Care	7.7%

Communication Services	6.3%

Utilities	3.7%

Materials	2.6%

Energy	1.7%

Real Estate	1.1%

Short-Term Investments	0.8%

Cash and Other Assets Less Liabilities	0.0	% #

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	4.5%

Apple, Inc.	4.3%

Alphabet, Inc., Class A	3.7%

Microsoft Corp.	2.9%

Amazon.com, Inc.	1.8%

Broadcom, Inc.	1.5%

Visa, Inc., Class A	1.2%

Costco Wholesale Corp.	1.1%

Johnson & Johnson	1.0%

Coca-Cola Co. (The)	0.9%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	4.5%

Apple, Inc.	4.3%

Alphabet, Inc., Class A	3.7%

Microsoft Corp.	2.9%

Amazon.com, Inc.	1.8%

Broadcom, Inc.	1.5%

Visa, Inc., Class A	1.2%

Costco Wholesale Corp.	1.1%

Johnson & Johnson	1.0%

Coca-Cola Co. (The)	0.9%

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	1290 VT SOCIALLY RESPONSIBLE PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Socially Responsible Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$47	0.89%

*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%	[2]
Net Assets	$ 298,428,031
Holdings Count | Holding	403
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$298,428,031

Number of Portfolio Holdings	403

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	41.3%

Communication Services	12.0%

Financials	10.4%

Industrials	9.2%

Consumer Discretionary	8.0%

Health Care	7.4%

Consumer Staples	4.0%

Real Estate	2.6%

Materials	2.3%

Energy	1.5%

Utilities	0.9%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	0.2%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	13.2%

Microsoft Corp.	7.5%

Alphabet, Inc., Class A	6.0%

Alphabet, Inc., Class C	4.7%

Tesla, Inc.	3.4%

Advanced Micro Devices, Inc.	2.7%

Intel Corp.	1.8%

Visa, Inc., Class A	1.7%

Applied Materials, Inc.	1.6%

Lam Research Corp.	1.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	13.2%

Microsoft Corp.	7.5%

Alphabet, Inc., Class A	6.0%

Alphabet, Inc., Class C	4.7%

Tesla, Inc.	3.4%

Advanced Micro Devices, Inc.	2.7%

Intel Corp.	1.8%

Visa, Inc., Class A	1.7%

Applied Materials, Inc.	1.6%

Lam Research Corp.	1.6%

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ATM Large Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$31	0.59%

*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[2]
Net Assets	$ 2,702,905,382
Holdings Count | Holding	509
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,702,905,382

Number of Portfolio Holdings	509

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	34.2%

Financials	10.6%

Communication Services	8.7%

Consumer Discretionary	8.4%

Industrials	8.0%

Health Care	8.0%

Consumer Staples	4.1%

Energy	2.7%

Utilities	2.0%

Materials	1.7%

Real Estate	1.6%

Short-Term Investments	2.8%

Cash and Other Assets Less Liabilities	7.2%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.8%

Apple, Inc.	5.9%

Microsoft Corp.	3.9%

Amazon.com, Inc.	3.3%

Alphabet, Inc., Class A	2.9%

Broadcom, Inc.	2.5%

Alphabet, Inc., Class C	2.3%

Micron Technology, Inc.	1.8%

Meta Platforms, Inc., Class A	1.7%

Tesla, Inc.	1.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.8%

Apple, Inc.	5.9%

Microsoft Corp.	3.9%

Amazon.com, Inc.	3.3%

Alphabet, Inc., Class A	2.9%

Broadcom, Inc.	2.5%

Alphabet, Inc., Class C	2.3%

Micron Technology, Inc.	1.8%

Meta Platforms, Inc., Class A	1.7%

Tesla, Inc.	1.7%

ATM MID CAP MANAGED VOLATILITY PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	ATM MID CAP MANAGED VOLATILITY PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ATM Mid Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$32	0.60%

*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[2]
Net Assets	$ 327,330,861
Holdings Count | Holding	408
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$327,330,861

Number of Portfolio Holdings	408

Portfolio Turnover Rate	10%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	23.7%

Information Technology	14.0%

Financials	13.3%

Consumer Discretionary	9.6%

Health Care	7.8%

Real Estate	6.0%

Materials	5.2%

Energy	3.9%

Consumer Staples	2.9%

Utilities	2.8%

Communication Services	1.3%

Exchange Traded Fund	0.2%

Short-Term Investments	6.6%

Cash and Other Assets Less Liabilities	2.7%

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ATM Small Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$33	0.60%

*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%	[2]
Net Assets	$ 1,102,911,589
Holdings Count | Holding	2,015
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,102,911,589

Number of Portfolio Holdings	2,015

Portfolio Turnover Rate	21%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Health Care	18.2%

Financials	16.9%

Industrials	13.6%

Information Technology	13.1%

Consumer Discretionary	8.6%

Real Estate	5.3%

Energy	5.2%

Materials	3.9%

Utilities	2.4%

Communication Services	2.2%

Consumer Staples	1.8%

Short-Term Investments	7.3%

Cash and Other Assets Less Liabilities	1.5%

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ATM International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$33	0.63%

*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[2]
Net Assets	$ 1,234,519,460
Holdings Count | Holding	689
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,234,519,460

Number of Portfolio Holdings	689

Portfolio Turnover Rate	8%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Country Weightings (as a % of Net Assets)

Japan	22.6%

United Kingdom	10.5%

Germany	8.3%

France	7.9%

United States	7.0%

Australia	6.9%

Switzerland	6.0%

Netherlands	5.8%

Spain	3.6%

Italy	3.2%

Other	13.8%

Sector Weightings (as a % of Net Assets)

Financials	23.9%

Industrials	18.1%

Information Technology	11.7%

Health Care	9.9%

Consumer Discretionary	7.9%

Consumer Staples	6.4%

Materials	5.7%

Utilities	3.7%

Communication Services	3.6%

Energy	3.2%

Real Estate	1.5%

Short-Term Investments	1.5%

Cash and Other Assets Less Liabilities	2.9%

EQ/500 MANAGED VOLATILITY PORTFOLIO (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/500 MANAGED VOLATILITY PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/500 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$42	0.80%

*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[2]
Net Assets	$ 8,098,637,840
Holdings Count | Holding	508
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$8,098,637,840

Number of Portfolio Holdings	508

Portfolio Turnover Rate	1%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	34.4%

Financials	10.6%

Communication Services	8.8%

Consumer Discretionary	8.4%

Industrials	8.1%

Health Care	8.0%

Consumer Staples	4.1%

Energy	2.7%

Utilities	2.0%

Materials	1.7%

Real Estate	1.7%

Short-Term Investments	3.0%

Cash and Other Assets Less Liabilities	6.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.8%

Apple, Inc.	6.0%

Microsoft Corp.	3.9%

Amazon.com, Inc.	3.3%

Alphabet, Inc., Class A	3.0%

Broadcom, Inc.	2.5%

Alphabet, Inc., Class C	2.4%

Micron Technology, Inc.	1.8%

Meta Platforms, Inc., Class A	1.7%

Tesla, Inc.	1.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.8%

Apple, Inc.	6.0%

Microsoft Corp.	3.9%

Amazon.com, Inc.	3.3%

Alphabet, Inc., Class A	3.0%

Broadcom, Inc.	2.5%

Alphabet, Inc., Class C	2.4%

Micron Technology, Inc.	1.8%

Meta Platforms, Inc., Class A	1.7%

Tesla, Inc.	1.7%

EQ/500 MANAGED VOLATILITY PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/500 MANAGED VOLATILITY PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/500 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$29	0.55%

*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[2]
Net Assets	$ 8,098,637,840
Holdings Count | Holding	508
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$8,098,637,840

Number of Portfolio Holdings	508

Portfolio Turnover Rate	1%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	34.4%

Financials	10.6%

Communication Services	8.8%

Consumer Discretionary	8.4%

Industrials	8.1%

Health Care	8.0%

Consumer Staples	4.1%

Energy	2.7%

Utilities	2.0%

Materials	1.7%

Real Estate	1.7%

Short-Term Investments	3.0%

Cash and Other Assets Less Liabilities	6.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.8%

Apple, Inc.	6.0%

Microsoft Corp.	3.9%

Amazon.com, Inc.	3.3%

Alphabet, Inc., Class A	3.0%

Broadcom, Inc.	2.5%

Alphabet, Inc., Class C	2.4%

Micron Technology, Inc.	1.8%

Meta Platforms, Inc., Class A	1.7%

Tesla, Inc.	1.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.8%

Apple, Inc.	6.0%

Microsoft Corp.	3.9%

Amazon.com, Inc.	3.3%

Alphabet, Inc., Class A	3.0%

Broadcom, Inc.	2.5%

Alphabet, Inc., Class C	2.4%

Micron Technology, Inc.	1.8%

Meta Platforms, Inc., Class A	1.7%

Tesla, Inc.	1.7%

EQ/400 MANAGED VOLATILITY PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/400 MANAGED VOLATILITY PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/400 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$46	0.85%

*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%	[2]
Net Assets	$ 836,667,720
Holdings Count | Holding	407
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$836,667,720

Number of Portfolio Holdings	407

Portfolio Turnover Rate	7%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	23.8%

Information Technology	14.0%

Financials	13.4%

Consumer Discretionary	9.7%

Health Care	7.9%

Real Estate	6.0%

Materials	5.2%

Energy	3.9%

Consumer Staples	2.9%

Utilities	2.8%

Communication Services	1.3%

Short-Term Investments	5.1%

Cash and Other Assets Less Liabilities	4.0%

EQ/400 MANAGED VOLATILITY PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/400 MANAGED VOLATILITY PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/400 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$32	0.60%

*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[2]
Net Assets	$ 836,667,720
Holdings Count | Holding	407
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$836,667,720

Number of Portfolio Holdings	407

Portfolio Turnover Rate	7%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	23.8%

Information Technology	14.0%

Financials	13.4%

Consumer Discretionary	9.7%

Health Care	7.9%

Real Estate	6.0%

Materials	5.2%

Energy	3.9%

Consumer Staples	2.9%

Utilities	2.8%

Communication Services	1.3%

Short-Term Investments	5.1%

Cash and Other Assets Less Liabilities	4.0%

EQ/2000 MANAGED VOLATILITY PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/2000 MANAGED VOLATILITY PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/2000 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$46	0.83%

*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.83%	[2]
Net Assets	$ 3,809,802,331
Holdings Count | Holding	2,010
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$3,809,802,331

Number of Portfolio Holdings	2,010

Portfolio Turnover Rate	20%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Health Care	18.4%

Financials	16.9%

Industrials	13.7%

Information Technology	13.2%

Consumer Discretionary	8.6%

Real Estate	5.3%

Energy	5.3%

Materials	3.9%

Utilities	2.5%

Communication Services	2.2%

Consumer Staples	1.8%

Short-Term Investments	6.1%

Cash and Other Assets Less Liabilities	2.1%

EQ/2000 MANAGED VOLATILITY PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/2000 MANAGED VOLATILITY PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/2000 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$32	0.58%

*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.58%	[2]
Net Assets	$ 3,809,802,331
Holdings Count | Holding	2,010
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$3,809,802,331

Number of Portfolio Holdings	2,010

Portfolio Turnover Rate	20%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Health Care	18.4%

Financials	16.9%

Industrials	13.7%

Information Technology	13.2%

Consumer Discretionary	8.6%

Real Estate	5.3%

Energy	5.3%

Materials	3.9%

Utilities	2.5%

Communication Services	2.2%

Consumer Staples	1.8%

Short-Term Investments	6.1%

Cash and Other Assets Less Liabilities	2.1%

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$45	0.86%

*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%	[2]
Net Assets	$ 1,907,391,921
Holdings Count | Holding	690
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,907,391,921

Number of Portfolio Holdings	690

Portfolio Turnover Rate	8%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Country Weightings (as a % of Net Assets)

Japan	23.0%

United Kingdom	10.7%

Germany	8.4%

France	8.0%

United States	7.1%

Australia	7.0%

Switzerland	6.1%

Netherlands	5.9%

Spain	3.7%

Italy	3.2%

Other	13.9%

Sector Weightings (as a % of Net Assets)

Financials	24.3%

Industrials	18.4%

Information Technology	11.8%

Health Care	10.1%

Consumer Discretionary	7.9%

Consumer Staples	6.5%

Materials	5.8%

Utilities	3.8%

Communication Services	3.7%

Energy	3.2%

Real Estate	1.5%

Short-Term Investments	1.7%

Cash and Other Assets Less Liabilities	1.3%

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$32	0.61%

*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[2]
Net Assets	$ 1,907,391,921
Holdings Count | Holding	690
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,907,391,921

Number of Portfolio Holdings	690

Portfolio Turnover Rate	8%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Country Weightings (as a % of Net Assets)

Japan	23.0%

United Kingdom	10.7%

Germany	8.4%

France	8.0%

United States	7.1%

Australia	7.0%

Switzerland	6.1%

Netherlands	5.9%

Spain	3.7%

Italy	3.2%

Other	13.9%

Sector Weightings (as a % of Net Assets)

Financials	24.3%

Industrials	18.4%

Information Technology	11.8%

Health Care	10.1%

Consumer Discretionary	7.9%

Consumer Staples	6.5%

Materials	5.8%

Utilities	3.8%

Communication Services	3.7%

Energy	3.2%

Real Estate	1.5%

Short-Term Investments	1.7%

Cash and Other Assets Less Liabilities	1.3%

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/AB Dynamic Aggressive Growth Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.11%

* Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[2]
Net Assets	$ 1,156,392,355
Holdings Count | Holding	1,285
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,156,392,355

Number of Portfolio Holdings	1,285

Portfolio Turnover Rate	3%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type & Sector (as a % of Net Assets)

Common Stocks		56.1%

Information Technology	16.5%

Financials	9.1%

Industrials	6.9%

Health Care	5.3%

Consumer Discretionary	5.0%

Communication Services	4.3%

Consumer Staples	3.0%

Materials	1.8%

Energy	1.7%

Utilities	1.5%

Real Estate	1.0%

U.S. Treasury Obligations		12.6%

Exchange Traded Funds		4.5%

Rights		0.0	% #

Short-Term Investments		27.0%

Cash and Other Assets Less Liabilities		-0.2%

#	Less than 0.05%

EQ/AB DYNAMIC GROWTH PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/AB DYNAMIC GROWTH PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/AB Dynamic Growth Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$59	1.14%

* Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%	[2]
Net Assets	$ 1,075,722,532
Holdings Count | Holding	1,283
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,075,722,532

Number of Portfolio Holdings	1,283

Portfolio Turnover Rate	6%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type & Sector (as a % of Net Assets)

Common Stocks		68.4%

Information Technology	20.1%

Financials	11.1%

Industrials	8.4%

Health Care	6.4%

Consumer Discretionary	6.1%

Communication Services	5.3%

Consumer Staples	3.6%

Materials	2.2%

Energy	2.1%

Utilities	1.9%

Real Estate	1.2%

U.S. Treasury Obligations		25.0%

Exchange Traded Funds		4.1%

U.S. Government Agency Securities		1.7%

Rights		0.0	% #

Short-Term Investments		1.7%

Cash and Other Assets Less Liabilities		-0.9%

#	Less than 0.05%

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/AB Dynamic Moderate Growth Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$58	1.13%

* Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%	[2]
Net Assets	$ 1,515,378,131
Holdings Count | Holding	1,298
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,515,378,131

Number of Portfolio Holdings	1,298

Portfolio Turnover Rate	10%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type & Sector (as a % of Net Assets)

Common Stocks		53.0%

Information Technology	15.2%

Financials	8.8%

Industrials	6.6%

Health Care	5.0%

Consumer Discretionary	4.7%

Communication Services	4.0%

Consumer Staples	2.8%

Materials	1.8%

Energy	1.7%

Utilities	1.5%

Real Estate	0.9%

U.S. Treasury Obligations		38.7%

Exchange Traded Funds		4.1%

U.S. Government Agency Securities		2.5%

Rights		0.0	% #

Short-Term Investments		2.8%

Cash and Other Assets Less Liabilities		-1.1%

#	Less than 0.05%

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/AB Short Duration Government Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$38	0.77%

* Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%	[2]
Net Assets	$ 847,565,379
Holdings Count | Holding	261
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$847,565,379

Number of Portfolio Holdings	261

Portfolio Turnover Rate	40%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	32.0%

U.S. Government Agency Securities	28.8%

Corporate Bonds	9.3%

Asset-Backed Securities	4.8%

Collateralized Mortgage Obligations	4.2%

Commercial Mortgage-Backed Securities	0.4%

Municipal Bonds	0.0	% #

Short-Term Investments	19.5%

Cash and Other Assets Less Liabilities	1.0%

#	Less than 0.05%

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/AB Short Duration Government Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$26	0.52%

* Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[2]
Net Assets	$ 847,565,379
Holdings Count | Holding	261
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$847,565,379

Number of Portfolio Holdings	261

Portfolio Turnover Rate	40%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	32.0%

U.S. Government Agency Securities	28.8%

Corporate Bonds	9.3%

Asset-Backed Securities	4.8%

Collateralized Mortgage Obligations	4.2%

Commercial Mortgage-Backed Securities	0.4%

Municipal Bonds	0.0	% #

Short-Term Investments	19.5%

Cash and Other Assets Less Liabilities	1.0%

#	Less than 0.05%

EQ/AB SMALL CAP GROWTH PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/AB SMALL CAP GROWTH PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/AB Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$50	0.91%

*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.91%	[2]
Net Assets	$ 2,250,780,294
Holdings Count | Holding	2,026
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,250,780,294

Number of Portfolio Holdings	2,026

Portfolio Turnover Rate	45%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	21.3%

Health Care	21.1%

Information Technology	19.7%

Financials	12.8%

Consumer Discretionary	9.5%

Energy	4.3%

Materials	3.1%

Real Estate	2.9%

Communication Services	1.7%

Consumer Staples	1.5%

Utilities	1.3%

Short-Term Investments	2.8%

Cash and Other Assets Less Liabilities	-2.0%

EQ/AB SMALL CAP GROWTH PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/AB SMALL CAP GROWTH PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/AB Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$36	0.66%

*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.66%	[2]
Net Assets	$ 2,250,780,294
Holdings Count | Holding	2,026
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,250,780,294

Number of Portfolio Holdings	2,026

Portfolio Turnover Rate	45%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	21.3%

Health Care	21.1%

Information Technology	19.7%

Financials	12.8%

Consumer Discretionary	9.5%

Energy	4.3%

Materials	3.1%

Real Estate	2.9%

Communication Services	1.7%

Consumer Staples	1.5%

Utilities	1.3%

Short-Term Investments	2.8%

Cash and Other Assets Less Liabilities	-2.0%

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/American Century Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$52	1.00%

*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[2]
Net Assets	$ 668,843,012
Holdings Count | Holding	135
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$668,843,012

Number of Portfolio Holdings	135

Portfolio Turnover Rate	39%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	17.1%

Industrials	16.1%

Health Care	15.0%

Utilities	9.7%

Information Technology	9.2%

Real Estate	7.9%

Energy	7.0%

Consumer Staples	6.0%

Materials	4.3%

Consumer Discretionary	4.3%

Communication Services	0.6%

Short-Term Investments	2.1%

Cash and Other Assets Less Liabilities	0.7%

Top Holdings (as a % of Net Assets)

Kimberly-Clark Corp.	2.2%

Commerce Bancshares, Inc.	2.0%

Zimmer Biomet Holdings, Inc.	2.0%

Henry Schein, Inc.	2.0%

Labcorp Holdings, Inc.	1.8%

Evergy, Inc.	1.6%

Packaging Corp. of America	1.6%

Xcel Energy, Inc.	1.6%

Becton Dickinson & Co.	1.6%

Enterprise Products Partners LP	1.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Kimberly-Clark Corp.	2.2%

Commerce Bancshares, Inc.	2.0%

Zimmer Biomet Holdings, Inc.	2.0%

Henry Schein, Inc.	2.0%

Labcorp Holdings, Inc.	1.8%

Evergy, Inc.	1.6%

Packaging Corp. of America	1.6%

Xcel Energy, Inc.	1.6%

Becton Dickinson & Co.	1.6%

Enterprise Products Partners LP	1.6%

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/American Century Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$39	0.75%

*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[2]
Net Assets	$ 668,843,012
Holdings Count | Holding	135
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$668,843,012

Number of Portfolio Holdings	135

Portfolio Turnover Rate	39%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	17.1%

Industrials	16.1%

Health Care	15.0%

Utilities	9.7%

Information Technology	9.2%

Real Estate	7.9%

Energy	7.0%

Consumer Staples	6.0%

Materials	4.3%

Consumer Discretionary	4.3%

Communication Services	0.6%

Short-Term Investments	2.1%

Cash and Other Assets Less Liabilities	0.7%

Top Holdings (as a % of Net Assets)

Kimberly-Clark Corp.	2.2%

Commerce Bancshares, Inc.	2.0%

Zimmer Biomet Holdings, Inc.	2.0%

Henry Schein, Inc.	2.0%

Labcorp Holdings, Inc.	1.8%

Evergy, Inc.	1.6%

Packaging Corp. of America	1.6%

Xcel Energy, Inc.	1.6%

Becton Dickinson & Co.	1.6%

Enterprise Products Partners LP	1.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Kimberly-Clark Corp.	2.2%

Commerce Bancshares, Inc.	2.0%

Zimmer Biomet Holdings, Inc.	2.0%

Henry Schein, Inc.	2.0%

Labcorp Holdings, Inc.	1.8%

Evergy, Inc.	1.6%

Packaging Corp. of America	1.6%

Xcel Energy, Inc.	1.6%

Becton Dickinson & Co.	1.6%

Enterprise Products Partners LP	1.6%

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/American Century Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.11%

*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[2]
Net Assets	$ 209,735,171
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$209,735,171

Number of Portfolio Holdings	9

Portfolio Turnover Rate	49%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.6%

Equity	65.1%

Fixed Income	34.5%

Short-Term Investments		2.2%

Cash and Other Assets Less Liabilities		-1.8%

Top Holdings (as a % of Net Assets)

Vanguard Intermediate-Term Corporate Bond ETF	34.5%

iShares Core MSCI EAFE ETF	15.6%

State Street SPDR Portfolio S&P 500 ETF	14.4%

Vanguard S&P 500 ETF	14.4%

iShares Core S&P 500 ETF	14.4%

iShares Core S&P Mid-Cap ETF	3.8%

iShares Russell 2000 ETF	2.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Vanguard Intermediate-Term Corporate Bond ETF	34.5%

iShares Core MSCI EAFE ETF	15.6%

State Street SPDR Portfolio S&P 500 ETF	14.4%

Vanguard S&P 500 ETF	14.4%

iShares Core S&P 500 ETF	14.4%

iShares Core S&P Mid-Cap ETF	3.8%

iShares Russell 2000 ETF	2.5%

EQ/CAPITAL GROUP RESEARCH PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/CAPITAL GROUP RESEARCH PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Capital Group Research Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$50	0.95%

*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[2]
Net Assets	$ 779,607,256
Holdings Count | Holding	68
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$779,607,256

Number of Portfolio Holdings	68

Portfolio Turnover Rate	9%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	35.7%

Financials	12.7%

Industrials	10.6%

Consumer Discretionary	9.2%

Communication Services	9.0%

Health Care	6.7%

Consumer Staples	5.1%

Utilities	3.2%

Energy	2.7%

Real Estate	2.1%

Materials	1.7%

Cash and Other Assets Less Liabilities	1.3%

Top Holdings (as a % of Net Assets)

Broadcom, Inc.	6.8%

Micron Technology, Inc.	6.6%

KLA Corp.	5.3%

Alphabet, Inc., Class C	4.8%

NVIDIA Corp.	4.3%

Meta Platforms, Inc., Class A	3.5%

Amazon.com, Inc.	3.4%

Microsoft Corp.	3.2%

Philip Morris International, Inc.	2.9%

Apple, Inc.	2.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Broadcom, Inc.	6.8%

Micron Technology, Inc.	6.6%

KLA Corp.	5.3%

Alphabet, Inc., Class C	4.8%

NVIDIA Corp.	4.3%

Meta Platforms, Inc., Class A	3.5%

Amazon.com, Inc.	3.4%

Microsoft Corp.	3.2%

Philip Morris International, Inc.	2.9%

Apple, Inc.	2.7%

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/ClearBridge Large Cap Growth ESG Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$50	1.00%

*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[2]
Net Assets	$ 438,166,106
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$438,166,106

Number of Portfolio Holdings	41

Portfolio Turnover Rate	14%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	44.9%

Communication Services	16.0%

Consumer Discretionary	9.9%

Industrials	9.2%

Health Care	8.2%

Financials	5.3%

Materials	3.3%

Consumer Staples	1.4%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	1.4%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	14.0%

Alphabet, Inc., Class A	7.1%

Apple, Inc.	6.7%

Meta Platforms, Inc., Class A	5.2%

Amazon.com, Inc.	4.6%

Visa, Inc., Class A	4.3%

Palo Alto Networks, Inc.	3.7%

ASML Holding NV (Registered) (ADR)	3.6%

Netflix, Inc.	3.1%

Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	14.0%

Alphabet, Inc., Class A	7.1%

Apple, Inc.	6.7%

Meta Platforms, Inc., Class A	5.2%

Amazon.com, Inc.	4.6%

Visa, Inc., Class A	4.3%

Palo Alto Networks, Inc.	3.7%

ASML Holding NV (Registered) (ADR)	3.6%

Netflix, Inc.	3.1%

Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	2.9%

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/ClearBridge Large Cap Growth ESG Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$38	0.75%

*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[2]
Net Assets	$ 438,166,106
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$438,166,106

Number of Portfolio Holdings	41

Portfolio Turnover Rate	14%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	44.9%

Communication Services	16.0%

Consumer Discretionary	9.9%

Industrials	9.2%

Health Care	8.2%

Financials	5.3%

Materials	3.3%

Consumer Staples	1.4%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	1.4%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	14.0%

Alphabet, Inc., Class A	7.1%

Apple, Inc.	6.7%

Meta Platforms, Inc., Class A	5.2%

Amazon.com, Inc.	4.6%

Visa, Inc., Class A	4.3%

Palo Alto Networks, Inc.	3.7%

ASML Holding NV (Registered) (ADR)	3.6%

Netflix, Inc.	3.1%

Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	14.0%

Alphabet, Inc., Class A	7.1%

Apple, Inc.	6.7%

Meta Platforms, Inc., Class A	5.2%

Amazon.com, Inc.	4.6%

Visa, Inc., Class A	4.3%

Palo Alto Networks, Inc.	3.7%

ASML Holding NV (Registered) (ADR)	3.6%

Netflix, Inc.	3.1%

Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	2.9%

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/ClearBridge Select Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$54	1.05%

*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[2]
Net Assets	$ 648,074,730
Holdings Count | Holding	552
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$648,074,730

Number of Portfolio Holdings	552

Portfolio Turnover Rate	11%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	33.4%

Industrials	11.1%

Health Care	8.7%

Consumer Discretionary	7.4%

Communication Services	7.4%

Financials	7.3%

Consumer Staples	5.4%

Energy	3.6%

Materials	1.9%

Real Estate	1.7%

Utilities	1.0%

Short-Term Investments	10.3%

Cash and Other Assets Less Liabilities	0.8%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.7%

Apple, Inc.	5.3%

Microsoft Corp.	3.8%

Alphabet, Inc., Class A	2.3%

Lam Research Corp.	2.3%

Amazon.com, Inc.	1.5%

Vertiv Holdings Co., Class A	1.3%

Comfort Systems USA, Inc.	1.3%

Performance Food Group Co.	1.3%

L3Harris Technologies, Inc.	1.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.7%

Apple, Inc.	5.3%

Microsoft Corp.	3.8%

Alphabet, Inc., Class A	2.3%

Lam Research Corp.	2.3%

Amazon.com, Inc.	1.5%

Vertiv Holdings Co., Class A	1.3%

Comfort Systems USA, Inc.	1.3%

Performance Food Group Co.	1.3%

L3Harris Technologies, Inc.	1.1%

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/ClearBridge Select Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$41	0.80%

*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[2]
Net Assets	$ 648,074,730
Holdings Count | Holding	552
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$648,074,730

Number of Portfolio Holdings	552

Portfolio Turnover Rate	11%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	33.4%

Industrials	11.1%

Health Care	8.7%

Consumer Discretionary	7.4%

Communication Services	7.4%

Financials	7.3%

Consumer Staples	5.4%

Energy	3.6%

Materials	1.9%

Real Estate	1.7%

Utilities	1.0%

Short-Term Investments	10.3%

Cash and Other Assets Less Liabilities	0.8%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.7%

Apple, Inc.	5.3%

Microsoft Corp.	3.8%

Alphabet, Inc., Class A	2.3%

Lam Research Corp.	2.3%

Amazon.com, Inc.	1.5%

Vertiv Holdings Co., Class A	1.3%

Comfort Systems USA, Inc.	1.3%

Performance Food Group Co.	1.3%

L3Harris Technologies, Inc.	1.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.7%

Apple, Inc.	5.3%

Microsoft Corp.	3.8%

Alphabet, Inc., Class A	2.3%

Lam Research Corp.	2.3%

Amazon.com, Inc.	1.5%

Vertiv Holdings Co., Class A	1.3%

Comfort Systems USA, Inc.	1.3%

Performance Food Group Co.	1.3%

L3Harris Technologies, Inc.	1.1%

EQ/COMMON STOCK INDEX PORTFOLIO - (Class IA)
Shareholder Report [Line Items]
Fund Name	EQ/COMMON STOCK INDEX PORTFOLIO
Class Name	Class IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Common Stock Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$35	0.67%

*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[2]
Net Assets	$ 8,354,145,571
Holdings Count | Holding	1,536
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$8,354,145,571

Number of Portfolio Holdings	1,536

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	34.7%

Financials	12.1%

Industrials	10.3%

Health Care	9.5%

Consumer Discretionary	9.4%

Communication Services	9.1%

Consumer Staples	4.3%

Energy	3.1%

Real Estate	2.2%

Utilities	2.2%

Materials	2.2%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	0.3%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.4%

Apple, Inc.	5.7%

Microsoft Corp.	3.8%

Amazon.com, Inc.	3.2%

Alphabet, Inc., Class A	2.9%

Broadcom, Inc.	2.4%

Alphabet, Inc., Class C	2.3%

Micron Technology, Inc.	1.8%

Meta Platforms, Inc., Class A	1.7%

Tesla, Inc.	1.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.4%

Apple, Inc.	5.7%

Microsoft Corp.	3.8%

Amazon.com, Inc.	3.2%

Alphabet, Inc., Class A	2.9%

Broadcom, Inc.	2.4%

Alphabet, Inc., Class C	2.3%

Micron Technology, Inc.	1.8%

Meta Platforms, Inc., Class A	1.7%

Tesla, Inc.	1.7%

EQ/COMMON STOCK INDEX PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/COMMON STOCK INDEX PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Common Stock Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$35	0.67%

*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[2]
Net Assets	$ 8,354,145,571
Holdings Count | Holding	1,536
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$8,354,145,571

Number of Portfolio Holdings	1,536

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	34.7%

Financials	12.1%

Industrials	10.3%

Health Care	9.5%

Consumer Discretionary	9.4%

Communication Services	9.1%

Consumer Staples	4.3%

Energy	3.1%

Real Estate	2.2%

Utilities	2.2%

Materials	2.2%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	0.3%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.4%

Apple, Inc.	5.7%

Microsoft Corp.	3.8%

Amazon.com, Inc.	3.2%

Alphabet, Inc., Class A	2.9%

Broadcom, Inc.	2.4%

Alphabet, Inc., Class C	2.3%

Micron Technology, Inc.	1.8%

Meta Platforms, Inc., Class A	1.7%

Tesla, Inc.	1.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.4%

Apple, Inc.	5.7%

Microsoft Corp.	3.8%

Amazon.com, Inc.	3.2%

Alphabet, Inc., Class A	2.9%

Broadcom, Inc.	2.4%

Alphabet, Inc., Class C	2.3%

Micron Technology, Inc.	1.8%

Meta Platforms, Inc., Class A	1.7%

Tesla, Inc.	1.7%

EQ/CORE BOND INDEX PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/CORE BOND INDEX PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Core Bond Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$31	0.61%

*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[2]
Net Assets	$ 4,942,113,101
Holdings Count | Holding	2,790
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$4,942,113,101

Number of Portfolio Holdings	2,790

Portfolio Turnover Rate	11%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	54.3%

Corporate Bonds	29.9%

Exchange Traded Funds	8.1%

Supranational	2.4%

Foreign Government Securities	2.2%

U.S. Government Agency Securities	1.1%

Municipal Bonds	0.1%

Asset-Backed Securities	0.1%

Preferred Stocks	0.0	% #

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	1.7%

#	Less than 0.05%

EQ/CORE BOND INDEX PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/CORE BOND INDEX PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Core Bond Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$18	0.36%

*	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[2]
Net Assets	$ 4,942,113,101
Holdings Count | Holding	2,790
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$4,942,113,101

Number of Portfolio Holdings	2,790

Portfolio Turnover Rate	11%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	54.3%

Corporate Bonds	29.9%

Exchange Traded Funds	8.1%

Supranational	2.4%

Foreign Government Securities	2.2%

U.S. Government Agency Securities	1.1%

Municipal Bonds	0.1%

Asset-Backed Securities	0.1%

Preferred Stocks	0.0	% #

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	1.7%

#	Less than 0.05%

EQ/CORE PLUS BOND PORTFOLIO - (Class IA)
Shareholder Report [Line Items]
Fund Name	EQ/CORE PLUS BOND PORTFOLIO
Class Name	Class IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$47	0.93%

* Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[2]
Net Assets	$ 752,149,015
Holdings Count | Holding	937
Investment Company, Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$752,149,015

Number of Portfolio Holdings	937

Portfolio Turnover Rate	85%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

Corporate Bonds	26.8%

U.S. Treasury Obligations	20.5%

Foreign Government Securities	14.7%

Asset-Backed Securities	11.8%

Mortgage-Backed Securities	10.7%

Commercial Mortgage-Backed Securities	5.2%

Collateralized Mortgage Obligations	3.7%

Convertible Bonds	0.1%

Short-Term Investments	3.2%

Cash and Other Assets Less Liabilities	3.3%

EQ/CORE PLUS BOND PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/CORE PLUS BOND PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$47	0.93%

* Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[2]
Net Assets	$ 752,149,015
Holdings Count | Holding	937
Investment Company, Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$752,149,015

Number of Portfolio Holdings	937

Portfolio Turnover Rate	85%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

Corporate Bonds	26.8%

U.S. Treasury Obligations	20.5%

Foreign Government Securities	14.7%

Asset-Backed Securities	11.8%

Mortgage-Backed Securities	10.7%

Commercial Mortgage-Backed Securities	5.2%

Collateralized Mortgage Obligations	3.7%

Convertible Bonds	0.1%

Short-Term Investments	3.2%

Cash and Other Assets Less Liabilities	3.3%

EQ/CORE PLUS BOND PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/CORE PLUS BOND PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$34	0.68%

* Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[2]
Net Assets	$ 752,149,015
Holdings Count | Holding	937
Investment Company, Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$752,149,015

Number of Portfolio Holdings	937

Portfolio Turnover Rate	85%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

Corporate Bonds	26.8%

U.S. Treasury Obligations	20.5%

Foreign Government Securities	14.7%

Asset-Backed Securities	11.8%

Mortgage-Backed Securities	10.7%

Commercial Mortgage-Backed Securities	5.2%

Collateralized Mortgage Obligations	3.7%

Convertible Bonds	0.1%

Short-Term Investments	3.2%

Cash and Other Assets Less Liabilities	3.3%

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Emerging Markets Equity PLUS Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$67	1.20%

* Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.20%	[2]
Net Assets	$ 149,348,007
Holdings Count | Holding	887
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$149,348,007

Number of Portfolio Holdings	887

Portfolio Turnover Rate	7%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

Taiwan	28.7%

South Korea	19.5%

China	19.5%

India	9.0%

Brazil	5.0%

South Africa	2.6%

Mexico	1.7%

Saudi Arabia	1.6%

Colombia	1.5%

Thailand	1.4%

Other	7.3%

Sector Weightings (as a % of Net Assets)

Information Technology	43.0%

Financials	19.5%

Consumer Discretionary	7.0%

Industrials	6.3%

Communication Services	5.7%

Materials	5.3%

Consumer Staples	3.6%

Energy	3.0%

Health Care	2.1%

Utilities	1.3%

Real Estate	1.0%

Short-Term Investments	2.1%

Cash and Other Assets Less Liabilities	0.1%

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Emerging Markets Equity PLUS Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$53	0.95%

* Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.95%	[2]
Net Assets	$ 149,348,007
Holdings Count | Holding	887
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$149,348,007

Number of Portfolio Holdings	887

Portfolio Turnover Rate	7%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

Taiwan	28.7%

South Korea	19.5%

China	19.5%

India	9.0%

Brazil	5.0%

South Africa	2.6%

Mexico	1.7%

Saudi Arabia	1.6%

Colombia	1.5%

Thailand	1.4%

Other	7.3%

Sector Weightings (as a % of Net Assets)

Information Technology	43.0%

Financials	19.5%

Consumer Discretionary	7.0%

Industrials	6.3%

Communication Services	5.7%

Materials	5.3%

Consumer Staples	3.6%

Energy	3.0%

Health Care	2.1%

Utilities	1.3%

Real Estate	1.0%

Short-Term Investments	2.1%

Cash and Other Assets Less Liabilities	0.1%

EQ/EQUITY 500 INDEX PORTFOLIO - (Class IA)
Shareholder Report [Line Items]
Fund Name	EQ/EQUITY 500 INDEX PORTFOLIO
Class Name	Class IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$28	0.53%

* Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%	[2]
Net Assets	$ 13,311,082,519
Holdings Count | Holding	508
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$13,311,082,519

Number of Portfolio Holdings	508

Portfolio Turnover Rate	1%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	37.7%

Financials	11.7%

Communication Services	9.6%

Consumer Discretionary	9.2%

Industrials	8.8%

Health Care	8.8%

Consumer Staples	4.5%

Energy	3.0%

Utilities	2.2%

Materials	1.8%

Real Estate	1.8%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.8%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.5%

Apple, Inc.	6.5%

Microsoft Corp.	4.3%

Amazon.com, Inc.	3.6%

Alphabet, Inc., Class A	3.2%

Broadcom, Inc.	2.8%

Alphabet, Inc., Class C	2.6%

Micron Technology, Inc.	2.0%

Meta Platforms, Inc., Class A	1.9%

Tesla, Inc.	1.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.5%

Apple, Inc.	6.5%

Microsoft Corp.	4.3%

Amazon.com, Inc.	3.6%

Alphabet, Inc., Class A	3.2%

Broadcom, Inc.	2.8%

Alphabet, Inc., Class C	2.6%

Micron Technology, Inc.	2.0%

Meta Platforms, Inc., Class A	1.9%

Tesla, Inc.	1.8%

EQ/EQUITY 500 INDEX PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/EQUITY 500 INDEX PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$28	0.53%

* Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%	[2]
Net Assets	$ 13,311,082,519
Holdings Count | Holding	508
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$13,311,082,519

Number of Portfolio Holdings	508

Portfolio Turnover Rate	1%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	37.7%

Financials	11.7%

Communication Services	9.6%

Consumer Discretionary	9.2%

Industrials	8.8%

Health Care	8.8%

Consumer Staples	4.5%

Energy	3.0%

Utilities	2.2%

Materials	1.8%

Real Estate	1.8%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.8%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.5%

Apple, Inc.	6.5%

Microsoft Corp.	4.3%

Amazon.com, Inc.	3.6%

Alphabet, Inc., Class A	3.2%

Broadcom, Inc.	2.8%

Alphabet, Inc., Class C	2.6%

Micron Technology, Inc.	2.0%

Meta Platforms, Inc., Class A	1.9%

Tesla, Inc.	1.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.5%

Apple, Inc.	6.5%

Microsoft Corp.	4.3%

Amazon.com, Inc.	3.6%

Alphabet, Inc., Class A	3.2%

Broadcom, Inc.	2.8%

Alphabet, Inc., Class C	2.6%

Micron Technology, Inc.	2.0%

Meta Platforms, Inc., Class A	1.9%

Tesla, Inc.	1.8%

EQ/EQUITY 500 INDEX PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/EQUITY 500 INDEX PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$15	0.28%

* Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%	[2]
Net Assets	$ 13,311,082,519
Holdings Count | Holding	508
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$13,311,082,519

Number of Portfolio Holdings	508

Portfolio Turnover Rate	1%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	37.7%

Financials	11.7%

Communication Services	9.6%

Consumer Discretionary	9.2%

Industrials	8.8%

Health Care	8.8%

Consumer Staples	4.5%

Energy	3.0%

Utilities	2.2%

Materials	1.8%

Real Estate	1.8%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.8%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.5%

Apple, Inc.	6.5%

Microsoft Corp.	4.3%

Amazon.com, Inc.	3.6%

Alphabet, Inc., Class A	3.2%

Broadcom, Inc.	2.8%

Alphabet, Inc., Class C	2.6%

Micron Technology, Inc.	2.0%

Meta Platforms, Inc., Class A	1.9%

Tesla, Inc.	1.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.5%

Apple, Inc.	6.5%

Microsoft Corp.	4.3%

Amazon.com, Inc.	3.6%

Alphabet, Inc., Class A	3.2%

Broadcom, Inc.	2.8%

Alphabet, Inc., Class C	2.6%

Micron Technology, Inc.	2.0%

Meta Platforms, Inc., Class A	1.9%

Tesla, Inc.	1.8%

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Fidelity Institutional AM ® Large Cap Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$46	0.87%

* Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%	[2]
Net Assets	$ 1,639,039,062
Holdings Count | Holding	319
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,639,039,062

Number of Portfolio Holdings	319

Portfolio Turnover Rate	26%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	37.7%

Financials	11.4%

Communication Services	9.9%

Consumer Discretionary	9.4%

Industrials	9.1%

Health Care	8.8%

Consumer Staples	4.4%

Energy	2.9%

Utilities	2.0%

Materials	1.8%

Real Estate	1.8%

Exchange Traded Fund	0.2%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	8.4%

Apple, Inc.	6.3%

Alphabet, Inc., Class C	5.5%

Amazon.com, Inc.	4.0%

Microsoft Corp.	3.8%

Broadcom, Inc.	2.7%

Micron Technology, Inc.	2.4%

Meta Platforms, Inc., Class A	1.8%

Eli Lilly & Co.	1.8%

Tesla, Inc.	1.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	8.4%

Apple, Inc.	6.3%

Alphabet, Inc., Class C	5.5%

Amazon.com, Inc.	4.0%

Microsoft Corp.	3.8%

Broadcom, Inc.	2.7%

Micron Technology, Inc.	2.4%

Meta Platforms, Inc., Class A	1.8%

Eli Lilly & Co.	1.8%

Tesla, Inc.	1.8%

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Fidelity Institutional AM® Large Cap Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$33	0.62%

* Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%	[2]
Net Assets	$ 1,639,039,062
Holdings Count | Holding	319
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,639,039,062

Number of Portfolio Holdings	319

Portfolio Turnover Rate	26%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	37.7%

Financials	11.4%

Communication Services	9.9%

Consumer Discretionary	9.4%

Industrials	9.1%

Health Care	8.8%

Consumer Staples	4.4%

Energy	2.9%

Utilities	2.0%

Materials	1.8%

Real Estate	1.8%

Exchange Traded Fund	0.2%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	8.4%

Apple, Inc.	6.3%

Alphabet, Inc., Class C	5.5%

Amazon.com, Inc.	4.0%

Microsoft Corp.	3.8%

Broadcom, Inc.	2.7%

Micron Technology, Inc.	2.4%

Meta Platforms, Inc., Class A	1.8%

Eli Lilly & Co.	1.8%

Tesla, Inc.	1.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	8.4%

Apple, Inc.	6.3%

Alphabet, Inc., Class C	5.5%

Amazon.com, Inc.	4.0%

Microsoft Corp.	3.8%

Broadcom, Inc.	2.7%

Micron Technology, Inc.	2.4%

Meta Platforms, Inc., Class A	1.8%

Eli Lilly & Co.	1.8%

Tesla, Inc.	1.8%

EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/JPMorgan Hedged Equity and Premium Income Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$41	0.81%

* Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[2]
Net Assets	$ 384,847,091
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$384,847,091

Number of Portfolio Holdings	11

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

Exchange Traded Funds	50.7%

Investment Companies	49.2%

Short-Term Investments	25.7%

Cash and Other Assets Less Liabilities	-25.6%

Top Holdings (as a % of Net Assets)

JPMorgan Equity Premium Income ETF	30.3%

JPMorgan Nasdaq Equity Premium Income ETF	20.4%

JPMorgan Hedged Equity 2 Fund	16.9%

JPMorgan Hedged Equity 3 Fund	16.5%

JPMorgan Hedged Equity Fund	15.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

JPMorgan Equity Premium Income ETF	30.3%

JPMorgan Nasdaq Equity Premium Income ETF	20.4%

JPMorgan Hedged Equity 2 Fund	16.9%

JPMorgan Hedged Equity 3 Fund	16.5%

JPMorgan Hedged Equity Fund	15.8%

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Franklin Rising Dividends Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$44	0.87%

* Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[2]
Net Assets	$ 361,319,582
Holdings Count | Holding	57
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$361,319,582

Number of Portfolio Holdings	57

Portfolio Turnover Rate	14%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	25.1%

Health Care	16.6%

Financials	16.3%

Industrials	13.3%

Consumer Staples	7.9%

Consumer Discretionary	6.0%

Materials	5.2%

Utilities	3.7%

Energy	3.5%

Short-Term Investments	2.4%

Cash and Other Assets Less Liabilities	0.0	% #

Top Holdings (as a % of Net Assets)

Microsoft Corp.	5.5%

Broadcom, Inc.	4.8%

Eli Lilly & Co.	4.2%

Apple, Inc.	4.2%

JPMorgan Chase & Co.	4.0%

Visa, Inc., Class A	3.3%

Linde plc	3.2%

Applied Materials, Inc.	3.1%

Walmart, Inc.	3.1%

Analog Devices, Inc.	2.7%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Microsoft Corp.	5.5%

Broadcom, Inc.	4.8%

Eli Lilly & Co.	4.2%

Apple, Inc.	4.2%

JPMorgan Chase & Co.	4.0%

Visa, Inc., Class A	3.3%

Linde plc	3.2%

Applied Materials, Inc.	3.1%

Walmart, Inc.	3.1%

Analog Devices, Inc.	2.7%

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Franklin Small Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$58	1.05%

* Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.05%	[2]
Net Assets	$ 277,767,909
Holdings Count | Holding	2,041
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$277,767,909

Number of Portfolio Holdings	2,041

Portfolio Turnover Rate	31%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	20.9%

Industrials	16.4%

Information Technology	11.0%

Health Care	10.9%

Consumer Discretionary	7.7%

Materials	7.7%

Energy	6.9%

Real Estate	3.7%

Utilities	2.3%

Communication Services	1.0%

Consumer Staples	0.9%

Short-Term Investments	9.3%

Cash and Other Assets Less Liabilities	1.3%

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Franklin Small Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$44	0.80%

* Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%	[2]
Net Assets	$ 277,767,909
Holdings Count | Holding	2,041
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$277,767,909

Number of Portfolio Holdings	2,041

Portfolio Turnover Rate	31%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	20.9%

Industrials	16.4%

Information Technology	11.0%

Health Care	10.9%

Consumer Discretionary	7.7%

Materials	7.7%

Energy	6.9%

Real Estate	3.7%

Utilities	2.3%

Communication Services	1.0%

Consumer Staples	0.9%

Short-Term Investments	9.3%

Cash and Other Assets Less Liabilities	1.3%

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Global Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.07%

* Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.07%	[2]
Net Assets	$ 1,809,455,001
Holdings Count | Holding	1,281
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,809,455,001

Number of Portfolio Holdings	1,281

Portfolio Turnover Rate	13%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

United States	44.7%

Japan	7.2%

Taiwan	6.2%

South Korea	4.4%

United Kingdom	3.2%

Germany	2.8%

France	2.8%

China	2.5%

India	2.5%

Netherlands	2.3%

Other	14.4%

Sector Weightings (as a % of Net Assets)

Information Technology	31.5%

Financials	15.9%

Industrials	10.3%

Health Care	8.0%

Consumer Discretionary	7.7%

Communication Services	7.4%

Consumer Staples	3.7%

Materials	3.1%

Energy	2.1%

Utilities	1.8%

Real Estate	1.5%

Short-Term Investments	0.7%

Cash and Other Assets Less Liabilities	6.3%

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Global Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$44	0.82%

* Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.82%	[2]
Net Assets	$ 1,809,455,001
Holdings Count | Holding	1,281
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,809,455,001

Number of Portfolio Holdings	1,281

Portfolio Turnover Rate	13%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

United States	44.7%

Japan	7.2%

Taiwan	6.2%

South Korea	4.4%

United Kingdom	3.2%

Germany	2.8%

France	2.8%

China	2.5%

India	2.5%

Netherlands	2.5%

Other	14.4%

Sector Weightings (as a % of Net Assets)

Information Technology	31.5%

Financials	15.9%

Industrials	10.3%

Health Care	8.0%

Consumer Discretionary	7.7%

Communication Services	7.4%

Consumer Staples	3.7%

Materials	3.1%

Energy	2.1%

Utilities	1.8%

Real Estate	1.5%

Short-Term Investments	0.7%

Cash and Other Assets Less Liabilities	6.3%

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Goldman Sachs Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IB	$55	1.06%

* Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%	[2]
Net Assets	$ 882,241,719
Holdings Count | Holding	511
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$882,241,719

Number of Portfolio Holdings	511

Portfolio Turnover Rate	59%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type & Sector (as a % of Net Assets)

Common Stocks		34.6%

Information Technology	13.3%

Financials	3.9%

Communication Services	3.4%

Consumer Discretionary	3.2%

Industrials	3.1%

Health Care	3.1%

Consumer Staples	1.6%

Energy	1.0%

Utilities	0.8%

Materials	0.6%

Real Estate	0.6%

Exchange Traded Funds		29.8%

Short-Term Investments		35.7%

Cash and Other Assets Less Liabilities		-0.1%

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Goldman Sachs Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$58	1.09%

* Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.09%	[2]
Net Assets	$ 198,755,001
Holdings Count | Holding	82
Investment Company, Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$198,755,001

Number of Portfolio Holdings	82

Portfolio Turnover Rate	88%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	18.4%

Financials	15.5%

Information Technology	10.0%

Consumer Discretionary	9.1%

Health Care	8.8%

Utilities	8.7%

Materials	7.5%

Energy	7.0%

Real Estate	6.3%

Consumer Staples	5.3%

Communication Services	2.0%

Cash and Other Assets Less Liabilities	1.4%

Top Holdings (as a % of Net Assets)

Martin Marietta Materials, Inc.	3.1%

United Rentals, Inc.	3.0%

Performance Food Group Co.	2.8%

Cheniere Energy, Inc.	2.6%

Coca-Cola Europacific Partners plc	2.5%

Aramark	2.3%

Royalty Pharma plc, Class A	2.2%

Rockwell Automation, Inc.	2.2%

Mirion Technologies, Inc., Class A	2.2%

Ingersoll Rand, Inc.	2.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Martin Marietta Materials, Inc.	3.1%

United Rentals, Inc.	3.0%

Performance Food Group Co.	2.8%

Cheniere Energy, Inc.	2.6%

Coca-Cola Europacific Partners plc	2.5%

Aramark	2.3%

Royalty Pharma plc, Class A	2.2%

Rockwell Automation, Inc.	2.2%

Mirion Technologies, Inc., Class A	2.2%

Ingersoll Rand, Inc.	2.1%

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Goldman Sachs Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$57	1.11%

* Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[2]
Net Assets	$ 881,663,510
Holdings Count | Holding	518
Investment Company, Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$881,663,510

Number of Portfolio Holdings	518

Portfolio Turnover Rate	129%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type & Sector (as a % of Net Assets)

U.S. Treasury Obligations		40.3%

Common Stocks		30.2%

Information Technology	11.5%

Financials	3.4%

Communication Services	2.9%

Consumer Discretionary	2.8%

Industrials	2.7%

Health Care	2.7%

Consumer Staples	1.4%

Energy	0.9%

Utilities	0.7%

Real Estate	0.6%

Materials	0.6%

Rights		0.0%	#

Short-Term Investments		25.3%

Cash and Other Assets Less Liabilities		4.2%

#	Less than 0.05%

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Intermediate Corporate Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$32	0.64%

* Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[2]
Net Assets	$ 1,449,510,469
Holdings Count | Holding	393
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,449,510,46	9

Number of Portfolio Holdings	393

Portfolio Turnover Rate	30%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	33.2%

Utilities	9.5%

Information Technology	9.2%

Health Care	9.2%

Energy	8.5%

Industrials	6.3%

Communication Services	6.0%

Consumer Staples	5.5%

Real Estate	4.5%

Consumer Discretionary	3.8%

Materials	2.1%

Short-Term Investments	4.0%

Cash and Other Assets Less Liabilities	-1.8%

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Intermediate Corporate Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$19	0.39%

* Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[2]
Net Assets	$ 1,449,510,469
Holdings Count | Holding	393
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,449,510,469

Number of Portfolio Holdings	393

Portfolio Turnover Rate	30%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	33.2%

Utilities	9.5%

Information Technology	9.2%

Health Care	9.2%

Energy	8.5%

Industrials	6.3%

Communication Services	6.0%

Consumer Staples	5.5%

Real Estate	4.5%

Consumer Discretionary	3.8%

Materials	2.1%

Short-Term Investments	4.0%

Cash and Other Assets Less Liabilities	-1.8%

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - (Class IA)
Shareholder Report [Line Items]
Fund Name	EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO
Class Name	Class IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IA	$31	0.61%

* Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[2]
Net Assets	$ 3,928,402,417
Holdings Count | Holding	234
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$3,928,402,417

Number of Portfolio Holdings	234

Portfolio Turnover Rate	19%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	49.9%

U.S. Treasury Obligations	40.8%

Exchange Traded Funds	7.5%

Corporate Bonds	0.3%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	1.3%

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$31	0.61%

* Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[2]
Net Assets	$ 3,928,402,417
Holdings Count | Holding	234
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$3,928,402,417

Number of Portfolio Holdings	234

Portfolio Turnover Rate	19%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	49.9%

U.S. Treasury Obligations	40.8%

Exchange Traded Funds	7.5%

Corporate Bonds	0.3%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	1.3%

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$18	0.36%

* Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[2]
Net Assets	$ 3,928,402,417
Holdings Count | Holding	234
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$3,928,402,417

Number of Portfolio Holdings	234

Portfolio Turnover Rate	19%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	49.9%

U.S. Treasury Obligations	40.8%

Exchange Traded Funds	7.5%

Corporate Bonds	0.3%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	1.3%

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/International Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months ? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$54	1.03%

* Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%	[2]
Net Assets	$ 1,227,248,140
Holdings Count | Holding	785
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,227,248,140

Number of Portfolio Holdings	785

Portfolio Turnover Rate	16%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

Japan	17.4%

United States	7.2%

United Kingdom	9.6%

France	7.4%

Germany	7.2%

Netherlands	5.2%

Switzerland	4.6%

Australia	4.5%

Taiwan	2.8%

Italy	2.8%

Other	26.9%

Sector Weightings (as a % of Net Assets)

Financials	19.3%

Industrials	16.5%

Information Technology	13.7%

Health Care	8.8%

Consumer Discretionary	6.9%

Materials	6.6%

Consumer Staples	5.3%

Communication Services	3.0%

Energy	2.8%

Utilities	2.7%

Real Estate	1.1%

Exchange Traded Funds	8.9%

Short-Term Investments	4.0%

Cash and Other Assets Less Liabilities	0.4%

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/International Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$41	0.78%

* Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%	[2]
Net Assets	$ 1,227,248,140
Holdings Count | Holding	785
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,227,248,140

Number of Portfolio Holdings	785

Portfolio Turnover Rate	16%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

Japan	17.4%

United States	7.2%

United Kingdom	9.6%

France	7.4%

Germany	7.2%

Netherlands	5.2%

Switzerland	4.6%

Australia	4.5%

Taiwan	2.8%

Italy	2.8%

Other	26.9%

Sector Weightings (as a % of Net Assets)

Financials	19.3%

Industrials	16.5%

Information Technology	13.7%

Health Care	8.8%

Consumer Discretionary	6.9%

Materials	6.6%

Consumer Staples	5.3%

Communication Services	3.0%

Energy	2.8%

Utilities	2.7%

Real Estate	1.1%

Exchange Traded Funds	8.9%

Short-Term Investments	4.0%

Cash and Other Assets Less Liabilities	0.4%

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IA)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
Class Name	Class IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IA	$37	0.72%

* Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[2]
Net Assets	$ 2,288,530,529
Holdings Count | Holding	685
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,288,530,529

Number of Portfolio Holdings	685

Portfolio Turnover Rate	39%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

Japan	23.3%

United Kingdom	10.9%

Germany	8.5%

France	8.1%

United States	7.2%

Australia	7.1%

Switzerland	6.2%

Netherlands	6.0%

Spain	3.8%

Italy	3.3%

Other	14.0%

Sector Weightings (as a % of Net Assets)

Financials	24.7%

Industrials	18.6%

Information Technology	12.0%

Health Care	10.2%

Consumer Discretionary	8.1%

Consumer Staples	6.6%

Materials	5.9%

Utilities	3.8%

Communication Services	3.7%

Energy	3.2%

Real Estate	1.6%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	0.5%

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$37	0.72%

* Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[2]
Net Assets	$ 2,228,530,529
Holdings Count | Holding	685
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,228,530,529

Number of Portfolio Holdings	685

Portfolio Turnover Rate	39%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

Japan	23.3%

United Kingdom	10.9%

Germany	8.5%

France	8.1%

United States	7.2%

Australia	7.1%

Switzerland	6.2%

Netherlands	6.0%

Spain	3.8%

Italy	3.3%

Other	14.0%

Sector Weightings (as a % of Net Assets)

Financials	24.7%

Industrials	18.6%

Information Technology	12.0%

Health Care	10.2%

Consumer Discretionary	8.1%

Consumer Staples	6.6%

Materials	5.9%

Utilities	3.8%

Communication Services	3.7%

Energy	3.2%

Real Estate	1.6%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	0.5%

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$24	0.47%

* Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[2]
Net Assets	$ 2,288,530,529
Holdings Count | Holding	685
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,288,530,529

Number of Portfolio Holdings	685

Portfolio Turnover Rate	39%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

Japan	23.3%

United Kingdom	10.9%

Germany	8.5%

France	8.1%

United States	7.2%

Australia	7.1%

Switzerland	6.2%

Netherlands	6.0%

Spain	3.8%

Italy	3.3%

Other	14.0%

Sector Weightings (as a % of Net Assets)

Financials	24.7%

Industrials	18.6%

Information Technology	12.0%

Health Care	10.2%

Consumer Discretionary	8.1%

Consumer Staples	6.6%

Materials	5.9%

Utilities	3.8%

Communication Services	3.7%

Energy	3.2%

Real Estate	1.6%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	0.5%

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/International Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$53	1.03%

* Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%	[2]
Net Assets	$ 1,028,069,661
Holdings Count | Holding	704
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,028,069,661

Number of Portfolio Holdings	704

Portfolio Turnover Rate	38%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

Japan	17.6%

Germany	12.2%

France	11.7%

United Kingdom	11.2%

United States	6.7%

Netherlands	5.7%

Australia	5.3%

Switzerland	4.8%

Italy	2.9%

Sweden	2.7%

Other	14.9%

Sector Weightings (as a % of Net Assets)

Financials	21.6%

Industrials	18.4%

Consumer Discretionary	12.1%

Information Technology	11.5%

Health Care	9.0%

Consumer Staples	8.3%

Materials	6.0%

Communication Services	3.0%

Utilities	2.6%

Energy	2.2%

Real Estate	1.1%

Short-Term Investments	2.2%

Cash and Other Assets Less Liabilities	2.0%

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/International Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$40	0.78%

* Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[2]
Net Assets	$ 1,028,069,661
Holdings Count | Holding	704
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,028,069,661

Number of Portfolio Holdings	704

Portfolio Turnover Rate	38%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

Japan	17.6%

Germany	12.2%

France	11.7%

United Kingdom	11.2%

United States	6.7%

Netherlands	5.7%

Australia	5.3%

Switzerland	4.8%

Italy	2.9%

Sweden	2.7%

Other	14.9%

Sector Weightings (as a % of Net Assets)

Financials	21.6%

Industrials	18.4%

Consumer Discretionary	12.1%

Information Technology	11.5%

Health Care	9.0%

Consumer Staples	8.3%

Materials	6.0%

Communication Services	3.0%

Utilities	2.6%

Energy	2.2%

Real Estate	1.1%

Short-Term Investments	2.2%

Cash and Other Assets Less Liabilities	2.0%

EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO COMSTOCK PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Invesco Comstock Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$52	1.00%

* Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[2]
Net Assets	$ 357,797,019
Holdings Count | Holding	86
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$357,797,019

Number of Portfolio Holdings	86

Portfolio Turnover Rate	18%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Ne t Assets)

Financials	19.2%

Health Care	17.8%

Information Technology	12.6%

Industrials	12.4%

Energy	8.4%

Consumer Staples	6.6%

Communication Services	6.5%

Consumer Discretionary	5.3%

Utilities	4.0%

Materials	2.6%

Real Estate	1.3%

Short-Term Investments	1.5%

Cash and Other Assets Less Liabilities	1.8%

Top Holdings (as a % of Net Assets)

Alphabet, Inc., Class A	3.7%

Bank of America Corp.	3.4%

Cisco Systems, Inc.	3.0%

Wells Fargo & Co.	2.6%

CVS Health Corp.	2.5%

Merck & Co., Inc.	2.2%

Microsoft Corp.	2.2%

State Street Corp.	2.0%

Chevron Corp.	1.9%

Caterpillar, Inc.	1.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Alphabet, Inc., Class A	3.7%

Bank of America Corp.	3.4%

Cisco Systems, Inc.	3.0%

Wells Fargo & Co.	2.6%

CVS Health Corp.	2.5%

Merck & Co., Inc.	2.2%

Microsoft Corp.	2.2%

State Street Corp.	2.0%

Chevron Corp.	1.9%

Caterpillar, Inc.	1.8%

EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO COMSTOCK PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Invesco Comstock Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$39	0.75%

* Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[2]
Net Assets	$ 357,797,019
Holdings Count | Holding	86
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$357,797,019

Number of Portfolio Holdings	86

Portfolio Turnover Rate	18%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	19.2%

Health Care	17.8%

Information Technology	12.6%

Industrials	12.4%

Energy	8.4%

Consumer Staples	6.6%

Communication Services	6.5%

Consumer Discretionary	5.3%

Utilities	4.0%

Materials	2.6%

Real Estate	1.3%

Short-Term Investments	1.5%

Cash and Other Assets Less Liabilities	1.8%

Top Holdings (as a % of Net Assets)

Alphabet, Inc., Class A	3.7%

Bank of America Corp.	3.4%

Cisco Systems, Inc.	3.0%

Wells Fargo & Co.	2.6%

CVS Health Corp.	2.5%

Merck & Co., Inc.	2.2%

Microsoft Corp.	2.2%

State Street Corp.	2.0%

Chevron Corp.	1.9%

Caterpillar, Inc.	1.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Alphabet, Inc., Class A	3.7%

Bank of America Corp.	3.4%

Cisco Systems, Inc.	3.0%

Wells Fargo & Co.	2.6%

CVS Health Corp.	2.5%

Merck & Co., Inc.	2.2%

Microsoft Corp.	2.2%

State Street Corp.	2.0%

Chevron Corp.	1.9%

Caterpillar, Inc.	1.8%

EQ/INVESCO GLOBAL PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO GLOBAL PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Invesco Global Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.10%

* Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%	[2]
Net Assets	$ 555,451,363
Holdings Count | Holding	65
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$555,451,363

Number of Portfolio Holdings	65

Portfolio Turnover Rate	10%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

United States	69.7%

Taiwan	7.1%

India	3.2%

Netherlands	3.1%

France	2.4%

Switzerland	2.2%

Japan	1.9%

Canada	1.9%

Germany	1.7%

South Korea	1.7%

Other	3.8%

Sector Weightings (as a % of Net Assets)

Information Technology	47.4%

Communication Services	16.0%

Health Care	11.0%

Financials	9.9%

Consumer Discretionary	8.3%

Industrials	2.9%

Real Estate	2.2%

Materials	1.0%

Short-Term Investments	1.4%

Cash and Other Assets Less Liabilities	-0.1%

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Invesco Global Real Assets Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$60	1.15%

* Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%	[2]
Net Assets	$ 236,072,802
Holdings Count | Holding	123
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$236,072,802

Number of Portfolio Holdings	123

Portfolio Turnover Rate	25%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

United States	62.2%

Canada	10.5%

United Kingdom	4.7%

France	3.8%

Germany	2.9%

Australia	2.8%

Japan	2.4%

Hong Kong	1.5%

Spain	1.3%

South Africa	1.2%

Other	6.0%

Sector Weightings (as a % of Net Assets)

Real Estate	43.3%

Energy	20.0%

Utilities	16.6%

Materials	12.6%

Industrials	4.4%

Consumer Staples	1.2%

Communication Services	1.1%

Consumer Discretionary	0.1%

Short-Term Investments	1.2%

Cash and Other Assets Less Liabilities	-0.5%

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO MODERATE ALLOCATION PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Invesco Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$58	1.13%

* Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%	[2]
Net Assets	$ 384,026,255
Holdings Count | Holding	614
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$384,026,255

Number of Portfolio Holdings	614

Portfolio Turnover Rate	26%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type & Sector (as a % of Net Assets)

U.S. Treasury Obligations		49.2%

Common Stocks		33.5%

Information Technology	12.8%

Financials	3.9%

Communication Services	3.3%

Consumer Discretionary	3.1%

Industrials	3.0%

Health Care	3.0%

Consumer Staples	1.5%

Energy	1.0%

Utilities	0.7%

Materials	0.6%

Real Estate	0.6%

Rights		0.0% #

Short-Term Investments		13.8%

Cash and Other Assets Less Liabilities		3.5%

#	Less than 0.05%

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Invesco Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.12%

* Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%	[2]
Net Assets	$ 454,087,518
Holdings Count | Holding	901
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$454,087,518

Number of Portfolio Holdings	901

Portfolio Turnover Rate	17%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		38.7%

Financials	13.4%

Health Care	4.4%

Information Technology	3.7%

Communication Services	3.4%

Utilities	2.9%

Other	10.9%

Common Stocks		37.7%

Information Technology	14.3%

Financials	4.4%

Communication Services	3.7%

Consumer Discretionary	3.5%

Industrials	3.4%

Other	8.4%

Asset-Backed Securities		0.1%

Rights		0.0%	#

Short-Term Investments		23.4%

Cash and Other		0.1%

#	Less than 0.05%

EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/JANUS ENTERPRISE PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Janus Enterprise Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$54	1.04%

* Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%	[2]
Net Assets	$ 1,529,902,202
Holdings Count | Holding	83
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,529,902,202

Number of Portfolio Holdings	83

Portfolio Turnover Rate	14%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	27.2%

Information Technology	22.0%

Health Care	18.4%

Consumer Discretionary	9.7%

Financials	6.5%

Utilities	5.5%

Communication Services	2.6%

Real Estate	1.9%

Materials	1.5%

Consumer Staples	0.5%

Energy	0.5%

Short-Term Investments	2.4%

Cash and Other Assets Less Liabilities	1.3%

Top Holdings (as a % of Net Assets)

Flex Ltd.	5.3%

Ferguson Enterprises, Inc.	3.3%

ON Semiconductor Corp.	3.2%

Revvity, Inc.	2.8%

LPL Financial Holdings, Inc.	2.8%

JB Hunt Transport Services, Inc.	2.7%

DoorDash, Inc., Class A	2.7%

Aramark	2.5%

Teledyne Technologies, Inc.	2.5%

NXP Semiconductors NV	2.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Flex Ltd.	5.3%

Ferguson Enterprises, Inc.	3.3%

ON Semiconductor Corp.	3.2%

Revvity, Inc.	2.8%

LPL Financial Holdings, Inc.	2.8%

JB Hunt Transport Services, Inc.	2.7%

DoorDash, Inc., Class A	2.7%

Aramark	2.5%

Teledyne Technologies, Inc.	2.5%

NXP Semiconductors NV	2.4%

EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/JANUS ENTERPRISE PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Janus Enterprise Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$41	0.79%

* Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[2]
Net Assets	$ 1,529,902,202
Holdings Count | Holding	83
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,529,902,202

Number of Portfolio Holdings	83

Portfolio Turnover Rate	14%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	27.2%

Information Technology	22.0%

Health Care	18.4%

Consumer Discretionary	9.7%

Financials	6.5%

Utilities	5.5%

Communication Services	2.6%

Real Estate	1.9%

Materials	1.5%

Consumer Staples	0.5%

Energy	0.5%

Short-Term Investments	2.4%

Cash and Other Assets Less Liabilities	1.3%

Top Holdings (as a % of Net Assets)

Flex Ltd.	5.3%

Ferguson Enterprises, Inc.	3.3%

ON Semiconductor Corp.	3.2%

Revvity, Inc.	2.8%

LPL Financial Holdings, Inc.	2.8%

JB Hunt Transport Services, Inc.	2.7%

DoorDash, Inc., Class A	2.7%

Aramark	2.5%

Teledyne Technologies, Inc.	2.5%

NXP Semiconductors NV	2.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Flex Ltd.	5.3%

Ferguson Enterprises, Inc.	3.3%

ON Semiconductor Corp.	3.2%

Revvity, Inc.	2.8%

LPL Financial Holdings, Inc.	2.8%

JB Hunt Transport Services, Inc.	2.7%

DoorDash, Inc., Class A	2.7%

Aramark	2.5%

Teledyne Technologies, Inc.	2.5%

NXP Semiconductors NV	2.4%

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/JPMorgan Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$58	1.13%

* Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%	[2]
Net Assets	$ 1,017,024,602
Holdings Count | Holding	598
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,017,024,602

Number of Portfolio Holdings	598

Portfolio Turnover Rate	25%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

Exchange Traded Funds	50.2%

U.S. Treasury Obligations	25.7%

Corporate Bonds	9.6%

Asset-Backed Securities	0.0	% #

Cash and Other Assets Less Liabilities	14.5%

#	Less than 0.05%

EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/JPMORGAN GROWTH STOCK PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/JPMorgan Growth Stock Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$49	0.96%

* Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[2]
Net Assets	$ 3,071,923,143
Holdings Count | Holding	78
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$3,071,923,143

Number of Portfolio Holdings	78

Portfolio Turnover Rate	49%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	52.6%

Communication Services	13.3%

Industrials	11.4%

Health Care	6.8%

Consumer Discretionary	4.6%

Consumer Staples	4.4%

Financials	4.1%

Energy	1.0%

Materials	0.6%

Cash and Other Assets Less Liabilities	1.2%

Top Holdings (as a % of Net Assets)

Alphabet, Inc., Class C	11.2%

NVIDIA Corp.	10.1%

Apple, Inc.	6.3%

Broadcom, Inc.	3.7%

Advanced Micro Devices, Inc.	3.6%

Tesla, Inc.	2.8%

Micron Technology, Inc.	2.7%

Sandisk Corp.	2.6%

GE Vernova, Inc.	2.4%

Lam Research Corp.	2.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Alphabet, Inc., Class C	11.2%

NVIDIA Corp.	10.1%

Apple, Inc.	6.3%

Broadcom, Inc.	3.7%

Advanced Micro Devices, Inc.	3.6%

Tesla, Inc.	2.8%

Micron Technology, Inc.	2.7%

Sandisk Corp.	2.6%

GE Vernova, Inc.	2.4%

Lam Research Corp.	2.4%

EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/JPMORGAN GROWTH STOCK PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/JPMorgan Growth Stock Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$36	0.71%

* Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[2]
Net Assets	$ 3,071,923,143
Holdings Count | Holding	78
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$3,071,923,143

Number of Portfolio Holdings	78

Portfolio Turnover Rate	49%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	52.6%

Communication Services	13.3%

Industrials	11.4%

Health Care	6.8%

Consumer Discretionary	4.6%

Consumer Staples	4.4%

Financials	4.1%

Energy	1.0%

Materials	0.6%

Cash and Other Assets Less Liabilities	1.2%

Top Holdings (as a % of Net Assets)

Alphabet, Inc., Class C	11.2%

NVIDIA Corp.	10.1%

Apple, Inc.	6.3%

Broadcom, Inc.	3.7%

Advanced Micro Devices, Inc.	3.6%

Tesla, Inc.	2.8%

Micron Technology, Inc.	2.7%

Sandisk Corp.	2.6%

GE Vernova, Inc.	2.4%

Lam Research Corp.	2.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Alphabet, Inc., Class C	11.2%

NVIDIA Corp.	10.1%

Apple, Inc.	6.3%

Broadcom, Inc.	3.7%

Advanced Micro Devices, Inc.	3.6%

Tesla, Inc.	2.8%

Micron Technology, Inc.	2.7%

Sandisk Corp.	2.6%

GE Vernova, Inc.	2.4%

Lam Research Corp.	2.4%

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/JPMorgan Value Opportunities Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$49	0.94%

* Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%	[2]
Net Assets	$ 1,323,903,055
Holdings Count | Holding	102
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,323,903,055

Number of Portfolio Holdings	102

Portfolio Turnover Rate	135%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	19.4%

Information Technology	19.1%

Consumer Discretionary	13.4%

Health Care	13.1%

Industrials	13.0%

Communication Services	5.2%

Real Estate	4.1%

Materials	3.5%

Utilities	3.5%

Consumer Staples	2.6%

Energy	1.9%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	0.3%

Top Holdings (as a % of Net Assets)

Amazon.com, Inc.	7.6%

Microsoft Corp.	3.1%

Wells Fargo & Co.	2.9%

Meta Platforms, Inc., Class A	2.8%

Southwest Airlines Co.	2.3%

Bank of America Corp.	2.3%

GE HealthCare Technologies, Inc.	2.2%

Fifth Third Bancorp	2.1%

AvalonBay Communities, Inc. (REIT)	2.0%

Apple, Inc.	1.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Amazon.com, Inc.	7.6%

Microsoft Corp.	3.1%

Wells Fargo & Co.	2.9%

Meta Platforms, Inc., Class A	2.8%

Southwest Airlines Co.	2.3%

Bank of America Corp.	2.3%

GE HealthCare Technologies, Inc.	2.2%

Fifth Third Bancorp	2.1%

AvalonBay Communities, Inc. (REIT)	2.0%

Apple, Inc.	1.8%

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/JPMorgan Value Opportunities Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$36	0.69%

* Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[2]
Net Assets	$ 1,323,903,055
Holdings Count | Holding	102
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,323,903,055

Number of Portfolio Holdings	102

Portfolio Turnover Rate	135%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	19.4%

Information Technology	19.1%

Consumer Discretionary	13.4%

Health Care	13.1%

Industrials	13.0%

Communication Services	5.2%

Real Estate	4.1%

Materials	3.5%

Utilities	3.5%

Consumer Staples	2.6%

Energy	1.9%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	0.3%

Top Holdings (as a % of Net Assets)

Amazon.com, Inc.	7.6%

Microsoft Corp.	3.1%

Wells Fargo & Co.	2.9%

Meta Platforms, Inc., Class A	2.8%

Southwest Airlines Co.	2.3%

Bank of America Corp.	2.3%

GE HealthCare Technologies, Inc.	2.2%

Fifth Third Bancorp	2.1%

AvalonBay Communities, Inc. (REIT)	2.0%

Apple, Inc.	1.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Amazon.com, Inc.	7.6%

Microsoft Corp.	3.1%

Wells Fargo & Co.	2.9%

Meta Platforms, Inc., Class A	2.8%

Southwest Airlines Co.	2.3%

Bank of America Corp.	2.3%

GE HealthCare Technologies, Inc.	2.2%

Fifth Third Bancorp	2.1%

AvalonBay Communities, Inc. (REIT)	2.0%

Apple, Inc.	1.8%

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$46	0.88%

* Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%	[2]
Net Assets	$ 1,916,726,420
Holdings Count | Holding	534
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,916,726,420

Number of Portfolio Holdings	534

Portfolio Turnover Rate	17%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	26.9%

Financials	10.2%

Communication Services	7.6%

Health Care	7.4%

Industrials	7.4%

Consumer Discretionary	6.6%

Consumer Staples	4.4%

Energy	3.4%

Utilities	3.4%

Materials	1.7%

Real Estate	1.2%

Exchange Traded Funds	9.1%

Short-Term Investments	4.2%

Cash and Other Assets Less Liabilities	6.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	5.3%

Apple, Inc.	4.3%

iShares Core S&P 500 ETF	3.1%

Microsoft Corp.	2.6%

Amazon.com, Inc.	2.6%

Alphabet, Inc., Class A	2.4%

Broadcom, Inc.	2.1%

iShares Russell 1000 ETF	2.0%

Alphabet, Inc., Class C	1.8%

iShares Morningstar U.S. Equity ETF	1.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	5.3%

Apple, Inc.	4.3%

iShares Core S&P 500 ETF	3.1%

Microsoft Corp.	2.6%

Amazon.com, Inc.	2.6%

Alphabet, Inc., Class A	2.4%

Broadcom, Inc.	2.1%

iShares Russell 1000 ETF	2.0%

Alphabet, Inc., Class C	1.8%

iShares Morningstar U.S. Equity ETF	1.8%

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$33	0.63%

* Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[2]
Net Assets	$ 1,916,726,420
Holdings Count | Holding	534
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,916,726,420

Number of Portfolio Holdings	534

Portfolio Turnover Rate	17%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	26.9%

Financials	10.2%

Communication Services	7.6%

Health Care	7.4%

Industrials	7.4%

Consumer Discretionary	6.6%

Consumer Staples	4.4%

Energy	3.4%

Utilities	3.4%

Materials	1.7%

Real Estate	1.2%

Exchange Traded Funds	9.1%

Short-Term Investments	4.2%

Cash and Other Assets Less Liabilities	6.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	5.3%

Apple, Inc.	4.3%

iShares Core S&P 500 ETF	3.1%

Microsoft Corp.	2.6%

Amazon.com, Inc.	2.6%

Alphabet, Inc., Class A	2.4%

Broadcom, Inc.	2.1%

iShares Russell 1000 ETF	2.0%

Alphabet, Inc., Class C	1.8%

iShares Morningstar U.S. Equity ETF	1.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	5.3%

Apple, Inc.	4.3%

iShares Core S&P 500 ETF	3.1%

Microsoft Corp.	2.6%

Amazon.com, Inc.	2.6%

Alphabet, Inc., Class A	2.4%

Broadcom, Inc.	2.1%

iShares Russell 1000 ETF	2.0%

Alphabet, Inc., Class C	1.8%

iShares Morningstar U.S. Equity ETF	1.8%

EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP GROWTH INDEX PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Growth Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$36	0.71%

*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[2]
Net Assets	$ 2,847,840,984
Holdings Count | Holding	373
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,847,840,984

Number of Portfolio Holdings	373

Portfolio Turnover Rate	24%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	51.2%

Communication Services	16.9%

Industrials	9.4%

Consumer Discretionary	8.6%

Health Care	5.7%

Financials	4.6%

Consumer Staples	1.3%

Energy	0.5%

Real Estate	0.4%

Utilities	0.3%

Materials	0.3%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	11.7%

Apple, Inc.	7.1%

Alphabet, Inc., Class A	6.5%

Alphabet, Inc., Class C	5.2%

Broadcom, Inc.	4.4%

Microsoft Corp.	4.3%

Tesla, Inc.	3.8%

Micron Technology, Inc.	3.3%

Meta Platforms, Inc., Class A	3.2%

Eli Lilly & Co.	3.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	11.7%

Apple, Inc.	7.1%

Alphabet, Inc., Class A	6.5%

Alphabet, Inc., Class C	5.2%

Broadcom, Inc.	4.4%

Microsoft Corp.	4.3%

Tesla, Inc.	3.8%

Micron Technology, Inc.	3.3%

Meta Platforms, Inc., Class A	3.2%

Eli Lilly & Co.	3.0%

EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP GROWTH INDEX PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Growth Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$23	0.46%

*	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[2]
Net Assets	$ 2,847,840,984
Holdings Count | Holding	373
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,847,840,984

Number of Portfolio Holdings	373

Portfolio Turnover Rate	24%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	51.2%

Communication Services	16.9%

Industrials	9.4%

Consumer Discretionary	8.6%

Health Care	5.7%

Financials	4.6%

Consumer Staples	1.3%

Energy	0.5%

Real Estate	0.4%

Utilities	0.3%

Materials	0.3%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	11.7%

Apple, Inc.	7.1%

Alphabet, Inc., Class A	6.5%

Alphabet, Inc., Class C	5.2%

Broadcom, Inc.	4.4%

Microsoft Corp.	4.3%

Tesla, Inc.	3.8%

Micron Technology, Inc.	3.3%

Meta Platforms, Inc., Class A	3.2%

Eli Lilly & Co.	3.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	11.7%

Apple, Inc.	7.1%

Alphabet, Inc., Class A	6.5%

Alphabet, Inc., Class C	5.2%

Broadcom, Inc.	4.4%

Microsoft Corp.	4.3%

Tesla, Inc.	3.8%

Micron Technology, Inc.	3.3%

Meta Platforms, Inc., Class A	3.2%

Eli Lilly & Co.	3.0%

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Growth Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$43	0.86%

*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[2]
Net Assets	$ 4,467,994,417
Holdings Count | Holding	419
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$4,467,994,417

Number of Portfolio Holdings	419

Portfolio Turnover Rate	35%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	39.0%

Communication Services	12.9%

Industrials	7.6%

Consumer Discretionary	6.8%

Health Care	5.4%

Financials	3.8%

Consumer Staples	1.8%

Energy	0.4%

Real Estate	0.2%

Materials	0.2%

Utilities	0.1%

Exchange Traded Funds	11.2%

Short-Term Investments	4.4%

Cash and Other Assets Less Liabilities	6.2%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	9.9%

Alphabet, Inc., Class A	4.6%

Apple, Inc.	4.4%

Alphabet, Inc., Class C	4.0%

Vanguard Russell 1000 Growth ETF	3.8%

Broadcom, Inc.	3.3%

Tesla, Inc.	3.0%

Microsoft Corp.	2.9%

Meta Platforms, Inc., Class A	2.6%

iShares Morningstar Growth ETF	2.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	9.9%

Alphabet, Inc., Class A	4.6%

Apple, Inc.	4.4%

Alphabet, Inc., Class C	4.0%

Vanguard Russell 1000 Growth ETF	3.8%

Broadcom, Inc.	3.3%

Tesla, Inc.	3.0%

Microsoft Corp.	2.9%

Meta Platforms, Inc., Class A	2.6%

iShares Morningstar Growth ETF	2.4%

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Growth Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$31	0.61%

*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[2]
Net Assets	$ 4,467,994,417
Holdings Count | Holding	419
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$4,467,994,417

Number of Portfolio Holdings	419

Portfolio Turnover Rate	35%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	39.0%

Communication Services	12.9%

Industrials	7.6%

Consumer Discretionary	6.8%

Health Care	5.4%

Financials	3.8%

Consumer Staples	1.8%

Energy	0.4%

Real Estate	0.2%

Materials	0.2%

Utilities	0.1%

Exchange Traded Funds	11.2%

Short-Term Investments	4.4%

Cash and Other Assets Less Liabilities	6.2%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	9.9%

Alphabet, Inc., Class A	4.6%

Apple, Inc.	4.4%

Alphabet, Inc., Class C	4.0%

Vanguard Russell 1000 Growth ETF	3.8%

Broadcom, Inc.	3.3%

Tesla, Inc.	3.0%

Microsoft Corp.	2.9%

Meta Platforms, Inc., Class A	2.6%

iShares Morningstar Growth ETF	2.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	9.9%

Alphabet, Inc., Class A	4.6%

Apple, Inc.	4.4%

Alphabet, Inc., Class C	4.0%

Vanguard Russell 1000 Growth ETF	3.8%

Broadcom, Inc.	3.3%

Tesla, Inc.	3.0%

Microsoft Corp.	2.9%

Meta Platforms, Inc., Class A	2.6%

iShares Morningstar Growth ETF	2.4%

EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP VALUE INDEX PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Value Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$39	0.73%

*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%	[2]
Net Assets	$ 1,093,978,975
Holdings Count | Holding	878
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,093,978,975

Number of Portfolio Holdings	878

Portfolio Turnover Rate	22%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	18.9%

Information Technology	18.4%

Health Care	12.4%

Industrials	11.3%

Consumer Discretionary	10.5%

Consumer Staples	7.4%

Energy	5.4%

Utilities	3.9%

Materials	3.8%

Real Estate	3.6%

Communication Services	3.2%

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities	0.7%

Top Holdings (as a % of Net Assets)

Amazon.com, Inc.	5.9%

Apple, Inc.	5.3%

Microsoft Corp.	3.9%

Berkshire Hathaway, Inc., Class B	2.6%

JPMorgan Chase & Co.	2.4%

Intel Corp.	1.7%

Johnson & Johnson	1.7%

Exxon Mobil Corp.	1.6%

Cisco Systems, Inc.	1.3%

Walmart, Inc.	1.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Amazon.com, Inc.	5.9%

Apple, Inc.	5.3%

Microsoft Corp.	3.9%

Berkshire Hathaway, Inc., Class B	2.6%

JPMorgan Chase & Co.	2.4%

Intel Corp.	1.7%

Johnson & Johnson	1.7%

Exxon Mobil Corp.	1.6%

Cisco Systems, Inc.	1.3%

Walmart, Inc.	1.3%

EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP VALUE INDEX PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Value Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$26	0.48%

*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%	[2]
Net Assets	$ 1,093,978,975
Holdings Count | Holding	878
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,093,978,975

Number of Portfolio Holdings	878

Portfolio Turnover Rate	22%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	18.9%

Information Technology	18.4%

Health Care	12.4%

Industrials	11.3%

Consumer Discretionary	10.5%

Consumer Staples	7.4%

Energy	5.4%

Utilities	3.9%

Materials	3.8%

Real Estate	3.6%

Communication Services	3.2%

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities	0.7%

Top Holdings (as a % of Net Assets)

Amazon.com, Inc.	5.9%

Apple, Inc.	5.3%

Microsoft Corp.	3.9%

Berkshire Hathaway, Inc., Class B	2.6%

JPMorgan Chase & Co.	2.4%

Intel Corp.	1.7%

Johnson & Johnson	1.7%

Exxon Mobil Corp.	1.6%

Cisco Systems, Inc.	1.3%

Walmart, Inc.	1.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Amazon.com, Inc.	5.9%

Apple, Inc.	5.3%

Microsoft Corp.	3.9%

Berkshire Hathaway, Inc., Class B	2.6%

JPMorgan Chase & Co.	2.4%

Intel Corp.	1.7%

Johnson & Johnson	1.7%

Exxon Mobil Corp.	1.6%

Cisco Systems, Inc.	1.3%

Walmart, Inc.	1.3%

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$45	0.86%

*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%	[2]
Net Assets	$ 3,723,273,424
Holdings Count | Holding	934
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$3,723,273,424

Number of Portfolio Holdings	934

Portfolio Turnover Rate	19%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	16.8%

Financials	15.7%

Health Care	9.7%

Industrials	9.3%

Consumer Discretionary	7.7%

Consumer Staples	5.4%

Energy	4.1%

Materials	3.6%

Communication Services	3.4%

Utilities	3.4%

Real Estate	2.3%

Exchange Traded Funds	9.1%

Short-Term Investments	3.2%

Cash and Other Assets Less Liabilities	6.3%

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$32	0.61%

*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[2]
Net Assets	$ 3,723,273,424
Holdings Count | Holding	934
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$ 3,723,273,42	4

Number of Portfolio Holdings	934

Portfolio Turnover Rate	19%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)
Information Technology	16.8%
Financials	15.7%
Health Care	9.7%
Industrials	9.3%
Consumer Discretionary	7.7%
Consumer Staples	5.4%
Energy	4.1%
Materials	3.6%
Communication Services	3.4%
Utilities	3.4%
Real Estate	2.3%
Exchange Traded Funds	9.1%
Short-Term Investments	3.2%
Cash and Other Assets Less Liabilities	6.3%

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Lazard Emerging Markets Equity Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$74	1.35%

*	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.35%	[2]
Net Assets	$ 677,696,638
Holdings Count | Holding	92
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$677,696,638

Number of Portfolio Holdings	92

Portfolio Turnover Rate	19%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

China	21.6%

Taiwan	17.1%

South Korea	12.7%

Brazil	11.2%

South Africa	6.8%

India	5.8%

Mexico	5.5%

Indonesia	3.5%

Hungary	3.2%

Greece	2.0%

Other	8.8%

Sector Weightings (as a % of Net Assets)

Information Technology	28.2%

Financials	24.0%

Communication Services	9.5%

Consumer Discretionary	9.0%

Energy	7.0%

Consumer Staples	5.9%

Industrials	5.6%

Materials	4.3%

Health Care	2.9%

Utilities	1.8%

Short-Term Investments	1.3%

Cash and Other Assets Less Liabilities	0.5%

EQ/LONG-TERM BOND PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/LONG-TERM BOND PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Long-Term Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$32	0.64%

*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[2]
Net Assets	$ 2,617,089,788
Holdings Count | Holding	532
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,617,089,788

Number of Portfolio Holdings	532

Portfolio Turnover Rate	19%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	51.1%

Corporate Bonds	43.0%

Foreign Government Securities	2.4%

Municipal Bonds	1.3%

U.S. Government Agency Securities	0.5%

Supranational	0.0%	#

Short-Term Investments	2.3%

Cash and Other Assets Less Liabilities	-0.6%

#	Less than 0.05%

EQ/LONG-TERM BOND PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/LONG-TERM BOND PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Long-Term Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$19	0.39%

*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[2]
Net Assets	$ 2,617,089,788
Holdings Count | Holding	532
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,617,089,788

Number of Portfolio Holdings	532

Portfolio Turnover Rate	19%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	51.1%

Corporate Bonds	43.0%

Foreign Government Securities	2.4%

Municipal Bonds	1.3%

U.S. Government Agency Securities	0.5%

Supranational	0.0%	#

Short-Term Investments	2.3%

Cash and Other Assets Less Liabilities	-0.6%

#	Less than 0.05%

EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/LOOMIS SAYLES GROWTH PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Loomis Sayles Growth Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IB	$50	1.03%

*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.03%	[2]
Net Assets	$ 804,548,631
Holdings Count | Holding	39
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$804,548,631

Number of Portfolio Holdings	39

Portfolio Turnover Rate	3%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	26.5%

Communication Services	21.7%

Consumer Discretionary	17.7%

Health Care	11.7%

Financials	7.7%

Industrials	7.1%

Consumer Staples	5.3%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	2.1%

Top Holdings (as a % of Net Assets)

Alphabet, Inc., Class A	8.7%

NVIDIA Corp.	8.3%

Tesla, Inc.	7.7%

Amazon.com, Inc.	6.6%

Meta Platforms, Inc., Class A	6.5%

Monster Beverage Corp.	4.9%

Netflix, Inc.	4.6%

Boeing Co. (The)	4.4%

ARM Holdings plc (ADR)	4.3%

Microsoft Corp.	4.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Alphabet, Inc., Class A	8.7%

NVIDIA Corp.	8.3%

Tesla, Inc.	7.7%

Amazon.com, Inc.	6.6%

Meta Platforms, Inc., Class A	6.5%

Monster Beverage Corp.	4.9%

Netflix, Inc.	4.6%

Boeing Co. (The)	4.4%

ARM Holdings plc (ADR)	4.3%

Microsoft Corp.	4.0%

EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/LOOMIS SAYLES GROWTH PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Loomis Sayles Growth Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class K	$38	0.78%

*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%	[2]
Net Assets	$ 804,548,631
Holdings Count | Holding	39
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$804,548,631

Number of Portfolio Holdings	39

Portfolio Turnover Rate	3%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	26.5%

Communication Services	21.7%

Consumer Discretionary	17.7%

Health Care	11.7%

Financials	7.7%

Industrials	7.1%

Consumer Staples	5.3%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	2.1%

Top Holdings (as a % of Net Assets)

Alphabet, Inc., Class A	8.7%

NVIDIA Corp.	8.3%

Tesla, Inc.	7.7%

Amazon.com, Inc.	6.6%

Meta Platforms, Inc., Class A	6.5%

Monster Beverage Corp.	4.9%

Netflix, Inc.	4.6%

Boeing Co. (The)	4.4%

ARM Holdings plc (ADR)	4.3%

Microsoft Corp.	4.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Alphabet, Inc., Class A	8.7%

NVIDIA Corp.	8.3%

Tesla, Inc.	7.7%

Amazon.com, Inc.	6.6%

Meta Platforms, Inc., Class A	6.5%

Monster Beverage Corp.	4.9%

Netflix, Inc.	4.6%

Boeing Co. (The)	4.4%

ARM Holdings plc (ADR)	4.3%

Microsoft Corp.	4.0%

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MFS INTERNATIONAL GROWTH PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/MFS International Growth Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IB	$55	1.10%

*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[2]
Net Assets	$ 1,428,147,633
Holdings Count | Holding	82
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,428,147,633

Number of Portfolio Holdings	82

Portfolio Turnover Rate	10%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

United States	14.0%

Taiwan	11.3%

Japan	10.8%

United Kingdom	8.4%

Germany	8.3%

Canada	6.9%

France	6.9%

Netherlands	4.8%

Switzerland	4.0%

China	3.7%

Other	19.0%

Sector Weightings (as a % of Net Assets)

Information Technology	21.3%

Industrials	17.3%

Materials	16.6%

Financials	11.8%

Health Care	9.6%

Consumer Discretionary	8.6%

Consumer Staples	7.4%

Communication Services	3.7%

Energy	1.6%

Utilities	0.2%

Cash and Other Assets Less Liabilities	1.9%

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MFS INTERNATIONAL GROWTH PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/MFS International Growth Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class K	$43	0.85%

*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[2]
Net Assets	$ 1,428,147,633
Holdings Count | Holding	82
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,428,147,633

Number of Portfolio Holdings	82

Portfolio Turnover Rate	10%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

United States	14.0%

Taiwan	11.3%

Japan	10.8%

United Kingdom	8.4%

Germany	8.3%

Canada	6.9%

France	6.9%

Netherlands	4.8%

Switzerland	4.0%

China	3.7%

Other	19.0%

Sector Weightings (as a % of Net Assets)

Information Technology	21.3%

Industrials	17.3%

Materials	16.6%

Financials	11.8%

Health Care	9.6%

Consumer Discretionary	8.6%

Consumer Staples	7.4%

Communication Services	3.7%

Energy	1.6%

Utilities	0.2%

Cash and Other Assets Less Liabilities	1.9%

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/MFS International Intrinsic Value Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IB	$58	1.15%

*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%	[2]
Net Assets	$ 1,477,925,445
Holdings Count | Holding	91
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,477,925,445

Number of Portfolio Holdings	91

Portfolio Turnover Rate	11%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

United States	14.1%

Japan	13.6%

United Kingdom	10.6%

France	8.7%

Germany	7.6%

Switzerland	7.2%

Canada	5.6%

Taiwan	4.3%

Ireland	3.5%

Netherlands	3.3%

Other	18.5%

Sector Weightings (as a % of Net Assets)

Financials	22.7%

Materials	19.3%

Industrials	16.6%

Health Care	12.4%

Information Technology	11.6%

Consumer Staples	6.7%

Energy	4.7%

Consumer Discretionary	3.0%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	2.0%

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/MFS Mid Cap Focused Growth Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$56	1.10%

*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[2]
Net Assets	$ 553,940,913
Holdings Count | Holding	54
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$553,940,913

Number of Portfolio Holdings	54

Portfolio Turnover Rate	29%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	23.2%

Information Technology	20.2%

Consumer Discretionary	17.9%

Health Care	14.9%

Communication Services	10.2%

Financials	5.1%

Energy	4.2%

Materials	3.3%

Cash and Other Assets Less Liabilities	1.0%

Top Holdings (as a % of Net Assets)

Howmet Aerospace, Inc.	5.1%

Monolithic Power Systems, Inc.	4.9%

Quanta Services, Inc.	4.8%

Natera, Inc.	4.1%

Take-Two Interactive Software, Inc.	3.7%

Live Nation Entertainment, Inc.	3.6%

Coherent Corp.	3.5%

Viking Holdings Ltd.	3.1%

Ascendis Pharma A/S	2.9%

TKO Group Holdings, Inc., Class A	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Howmet Aerospace, Inc.	5.1%

Monolithic Power Systems, Inc.	4.9%

Quanta Services, Inc.	4.8%

Natera, Inc.	4.1%

Take-Two Interactive Software, Inc.	3.7%

Live Nation Entertainment, Inc.	3.6%

Coherent Corp.	3.5%

Viking Holdings Ltd.	3.1%

Ascendis Pharma A/S	2.9%

TKO Group Holdings, Inc., Class A	2.9%

EQ/MFS TECHNOLOGY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MFS TECHNOLOGY PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/MFS Technology Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$60	1.09%

*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.09%	[2]
Net Assets	$ 1,473,174,298
Holdings Count | Holding	48
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,473,174,298

Number of Portfolio Holdings	48

Portfolio Turnover Rate	20%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector & Industry Weightings (as a % of Net Assets)

Information Technology		79.4%

Semiconductors & Semiconductor Equipment	39.5%

Software	13.2%

Technology Hardware, Storage & Peripherals	11.5%

IT Services	5.9%

Communications Equipment	5.4%

Electronic Equipment, Instruments & Components	3.9%

Communication Services		11.5%

Interactive Media & Services	10.9%

Diversified Telecommunication Services	0.6%

Industrials		1.4%

Industrial Conglomerates	0.9%

Professional Services	0.5%

Financials		0.4%

Insurance	0.4%

Cash and Other Assets Less Liabilities		0.4%

Top Holdings (as a % of Net Assets)

Alphabet, Inc., Class A	8.4%

Broadcom, Inc.	7.0%

Apple, Inc.	6.9%

NVIDIA Corp.	6.6%

Microsoft Corp.	4.6%

Lam Research Corp.	4.3%

Applied Materials, Inc.	4.2%

Advanced Micro Devices, Inc.	3.5%

KLA Corp.	3.0%

Cisco Systems, Inc.	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Alphabet, Inc., Class A	8.4%

Broadcom, Inc.	7.0%

Apple, Inc.	6.9%

NVIDIA Corp.	6.6%

Microsoft Corp.	4.6%

Lam Research Corp.	4.3%

Applied Materials, Inc.	4.2%

Advanced Micro Devices, Inc.	3.5%

KLA Corp.	3.0%

Cisco Systems, Inc.	2.9%

EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MFS UTILITIES SERIES PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/MFS Utilities Series Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$54	1.05%

*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[2]
Net Assets	$ 244,860,315
Holdings Count | Holding	47
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$244,860,315

Number of Portfolio Holdings	47

Portfolio Turnover Rate	8%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector & Industry Weightings (as a % of Net Assets)
Utilities		98.1%

Electric Utilities	58.5%

Multi-Utilities	27.6%

Independent Power and Renewable Electricity Producers	7.1%

Water Utilities	2.7%

Gas Utilities	2.2%

Cash and Other Assets Less Liabilities		1.9%

Top Holdings (as a % of Net Assets)

NextEra Energy, Inc.	11.4%

PG&E Corp.	5.7%

Constellation Energy Corp.	5.7%

Xcel Energy, Inc.	5.3%

American Electric Power Co., Inc.	5.1%

Sempra	5.0%

Dominion Energy, Inc.	4.3%

DTE Energy Co.	4.1%

Vistra Corp.	3.9%

Edison International	3.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NextEra Energy, Inc.	11.4%

PG&E Corp.	5.7%

Constellation Energy Corp.	5.7%

Xcel Energy, Inc.	5.3%

American Electric Power Co., Inc.	5.1%

Sempra	5.0%

Dominion Energy, Inc.	4.3%

DTE Energy Co.	4.1%

Vistra Corp.	3.9%

Edison International	3.9%

EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MFS UTILITIES SERIES PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/MFS Utilities Series Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$41	0.80%

*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[2]
Net Assets	$ 244,860,315
Holdings Count | Holding	47
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$244,860,315

Number of Portfolio Holdings	47

Portfolio Turnover Rate	8%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector & Industry Weightings (as a % of Net Assets)
Utilities		98.1%

Electric Utilities	58.5%

Multi-Utilities	27.6%

Independent Power and Renewable Electricity Producers	7.1%

Water Utilities	2.7%

Gas Utilities	2.2%
Cash and Other Assets Less Liabilities		1.9%

Top Holdings (as a % of Net Assets)
NextEra Energy, Inc.	11.4%

PG&E Corp.	5.7%

Constellation Energy Corp.	5.7%

Xcel Energy, Inc.	5.3%

American Electric Power Co., Inc.	5.1%

Sempra	5.0%

Dominion Energy, Inc.	4.3%

DTE Energy Co.	4.1%

Vistra Corp.	3.9%

Edison International	3.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)
NextEra Energy, Inc.	11.4%

PG&E Corp.	5.7%

Constellation Energy Corp.	5.7%

Xcel Energy, Inc.	5.3%

American Electric Power Co., Inc.	5.1%

Sempra	5.0%

Dominion Energy, Inc.	4.3%

DTE Energy Co.	4.1%

Vistra Corp.	3.9%

Edison International	3.9%

EQ/MID CAP INDEX PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MID CAP INDEX PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Mid Cap Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$34	0.64%

*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%	[2]
Net Assets	$ 2,966,147,355
Holdings Count | Holding	408
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,966,147,355

Number of Portfolio Holdings	408

Portfolio Turnover Rate	9%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	26.1%

Information Technology	15.4%

Financials	14.7%

Consumer Discretionary	10.6%

Health Care	8.6%

Real Estate	6.6%

Materials	5.7%

Energy	4.3%

Consumer Staples	3.1%

Utilities	3.0%

Communication Services	1.5%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	-0.7%

EQ/MID CAP INDEX PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MID CAP INDEX PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Mid Cap Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$21	0.39%

*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%	[2]
Net Assets	$ 2,966,147,355
Holdings Count | Holding	408
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,966,147,355

Number of Portfolio Holdings	408

Portfolio Turnover Rate	9%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	26.1%

Information Technology	15.4%

Financials	14.7%

Consumer Discretionary	10.6%

Health Care	8.6%

Real Estate	6.6%

Materials	5.7%

Energy	4.3%

Consumer Staples	3.1%

Utilities	3.0%

Communication Services	1.5%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	-0.7%

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Mid Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$50	0.94%

*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%	[2]
Net Assets	$ 1,647,624,513
Holdings Count | Holding	792
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,647,624,513

Number of Portfolio Holdings	792

Portfolio Turnover Rate	37%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	15.9%

Financials	13.1%

Health Care	9.3%

Information Technology	7.5%

Real Estate	7.0%

Consumer Discretionary	6.7%

Materials	4.9%

Energy	4.6%

Utilities	4.3%

Consumer Staples	3.8%

Communication Services	1.8%

Exchange Traded Funds	10.4%

Short-Term Investments	5.2%

Cash and Other Assets Less Liabilities	5.5%

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Mid Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$37	0.69%

*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%	[2]
Net Assets	$ 1,647,624,513
Holdings Count | Holding	792
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,647,624,513

Number of Portfolio Holdings	792

Portfolio Turnover Rate	37%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	15.9%

Financials	13.1%

Health Care	9.3%

Information Technology	7.5%

Real Estate	7.0%

Consumer Discretionary	6.7%

Materials	4.9%

Energy	4.6%

Utilities	4.3%

Consumer Staples	3.8%

Communication Services	1.8%

Exchange Traded Funds	10.4%

Short-Term Investments	5.2%

Cash and Other Assets Less Liabilities	5.5%

EQ/MONEY MARKET PORTFOLIO - (CLASS IA)
Shareholder Report [Line Items]
Fund Name	EQ/MONEY MARKET PORTFOLIO
Class Name	Class IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Money Market Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IA	$33	0.67%

*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[2]
Net Assets	$ 2,880,784,247
Holdings Count | Holding	100
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,880,784,247

Number of Portfolio Holdings	100

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

Repurchase Agreements	57.6%

U.S. Treasury Obligations	26.7%

U.S. Government Agency Securities	15.6%

Cash and Other Assets Less Liabilities	0.1%

EQ/MONEY MARKET PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MONEY MARKET PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Money Market Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$33	0.67%

*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[2]
Net Assets	$ 2,880,784,247
Holdings Count | Holding	100
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,880,784,247

Number of Portfolio Holdings	100

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

Repurchase Agreements	57.6%

U.S. Treasury Obligations	26.7%

U.S. Government Agency Securities	15.6%

Cash and Other Assets Less Liabilities	0.1%

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Morgan Stanley Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the
Portfolio
costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$62	1.15%

*	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.15%	[2]
Net Assets	$ 474,845,443
Holdings Count | Holding	1,124
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$474,845,443

Number of Portfolio Holdings	1,124

Portfolio Turnover Rate	52%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Health Care	33.5%

Information Technology	22.8%

Industrials	10.9%

Consumer Discretionary	7.7%

Financials	6.2%

Real Estate	5.5%

Consumer Staples	3.7%

Energy	3.1%

Materials	2.4%

Communication Services	1.2%

Utilities	0.1%

Short-Term Investments	8.5%

Cash and Other Assets Less Liabilities	-5.6%

Top Holdings (as a % of Net Assets)

agilon health, Inc.	4.3%

Cloudflare, Inc., Class A	4.2%

Opendoor Technologies, Inc.	3.6%

Aurora Innovation, Inc., Class A	3.1%

IonQ, Inc.	2.7%

HealthEquity, Inc.	2.3%

X4 Pharmaceuticals, Inc.	1.8%

GRAIL, Inc.	1.8%

Immunovant, Inc.	1.7%

Celsius Holdings, Inc.	1.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

agilon health, Inc.	4.3%

Cloudflare, Inc., Class A	4.2%

Opendoor Technologies, Inc.	3.6%

Aurora Innovation, Inc., Class A	3.1%

IonQ, Inc.	2.7%

HealthEquity, Inc.	2.3%

X4 Pharmaceuticals, Inc.	1.8%

GRAIL, Inc.	1.8%

Immunovant, Inc.	1.7%

Celsius Holdings, Inc.	1.7%

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Morgan Stanley Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the
Portfolio
costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$48	0.90%

*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%	[2]
Net Assets	$ 474,845,443
Holdings Count | Holding	1,124
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$474,845,443

Number of Portfolio Holdings	1,124

Portfolio Turnover Rate	52%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Health Care	33.5%

Information Technology	22.8%

Industrials	10.9%

Consumer Discretionary	7.7%

Financials	6.2%

Real Estate	5.5%

Consumer Staples	3.7%

Energy	3.1%

Materials	2.4%

Communication Services	1.2%

Utilities	0.1%

Short-Term Investments	8.5%

Cash and Other Assets Less Liabilities	-5.6%

Top Holdings (as a % of Net Assets)

agilon health, Inc.	4.3%

Cloudflare, Inc., Class A	4.2%

Opendoor Technologies, Inc.	3.6%

Aurora Innovation, Inc., Class A	3.1%

IonQ, Inc.	2.7%

HealthEquity, Inc.	2.3%

X4 Pharmaceuticals, Inc.	1.8%

GRAIL, Inc.	1.8%

Immunovant, Inc.	1.7%

Celsius Holdings, Inc.	1.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

agilon health, Inc.	4.3%

Cloudflare, Inc., Class A	4.2%

Opendoor Technologies, Inc.	3.6%

Aurora Innovation, Inc., Class A	3.1%

IonQ, Inc.	2.7%

HealthEquity, Inc.	2.3%

X4 Pharmaceuticals, Inc.	1.8%

GRAIL, Inc.	1.8%

Immunovant, Inc.	1.7%

Celsius Holdings, Inc.	1.7%

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/PIMCO Global Real Return Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the
Portfolio
costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$138	2.77%

*	Annualized

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	2.77%	[2]
Net Assets	$ 108,291,912
Holdings Count | Holding	271
Investment Company, Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$108,291,912

Number of Portfolio Holdings	271

Portfolio Turnover Rate	111%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

Foreign Government Securities	64.5%

U.S. Treasury Obligations	57.9%

Mortgage-Backed Securities	14.5%

Collateralized Mortgage Obligations	3.0%

Supranational	3.0%

Asset-Backed Securities	2.7%

Corporate Bonds	1.9%

Cash and Other Assets Less Liabilities *	-47.5%

*
Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

Country Weightings (as a % of Net Assets)

United States	73.7%

United Kingdom	29.0%

France	10.5%

Italy	8.8%

Spain	6.8%

Japan	4.6%

Australia	4.0%

Supranational	3.0%

Ireland	1.5%

Canada	1.4%

Other	4.2%

Largest Holdings [Text Block]

Country Weightings (as a % of Net Assets)

United States	73.7%

United Kingdom	29.0%

France	10.5%

Italy	8.8%

Spain	6.8%

Japan	4.6%

Australia	4.0%

Supranational	3.0%

Ireland	1.5%

Canada	1.4%

Other	4.2%

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/PIMCO Global Real Return Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $ 10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$126	2.52%

*	Annualized

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	2.52%	[2]
Net Assets	$ 108,291,912
Holdings Count | Holding	271
Investment Company, Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$108,291,912

Number of Portfolio Holdings	271

Portfolio Turnover Rate	111%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

Foreign Government Securities	64.5%

U.S. Treasury Obligations	57.9%

Mortgage-Backed Securities	14.5%

Collateralized Mortgage Obligations	3.0%

Supranational	3.0%

Asset-Backed Securities	2.7%

Corporate Bonds	1.9%

Cash and Other Assets Less Liabilities *	-47.5%

*
Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

Country Weightings (as a % of Net Assets)

United States	73.7%

United Kingdom	29.0%

France	10.5%

Italy	8.8%

Spain	6.8%

Japan	4.6%

Australia	4.0%

Supranational	3.0%

Ireland	1.5%

Canada	1.4%

Other	4.2%

EQ/PIMCO REAL RETURN PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO REAL RETURN PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/PIMCO Real Return Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the
Portfolio
costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$106	2.12%

*	Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.12%	[2]
Net Assets	$ 88,315,306
Holdings Count | Holding	349
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$88,315,306

Number of Portfolio Holdings	349

Portfolio Turnover Rate	57%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	111.5%

Mortgage-Backed Securities	12.9%

Foreign Government Securities	8.6%

Collateralized Mortgage Obligations	7.5%

Asset-Backed Securities	4.7%

Corporate Bonds	1.2%

Commercial Mortgage-Backed Securities	0.4%

Short-Term Investments	57.5%

Cash and Other Assets Less Liabilities *	-104.3%

*
Liabilities include payable amounts for securities purchased and sale-buyback financing transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO TOTAL RETURN ESG PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/PIMCO Total Return ESG Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last
six
months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$38	0.76%

*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[2]
Net Assets	$ 261,025,759
Holdings Count | Holding	807
Investment Company, Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$261,025,759

Number of Portfolio Holdings	807

Portfolio Turnover Rate	126%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

Mortgage-Backed Securities	40.6%

Corporate Bonds	32.0%

U.S. Treasury Obligations	20.5%

Asset-Backed Securities	9.1%

Foreign Government Securities	7.0%

Commercial Mortgage-Backed Securities	4.1%

Collateralized Mortgage Obligations	2.4%

Municipal Bonds	0.7%

Supranational	0.7%

Swaptions Purchased	0.0%	#

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities *	-17.2%

#	Less than 0.05%
*
Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO ULTRA SHORT BOND PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/PIMCO Ultra Short Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the
Portfolio
costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$40	0.81%

*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[2]
Net Assets	$ 795,790,396
Holdings Count | Holding	507
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$795,790,396

Number of Portfolio Holdings	507

Portfolio Turnover Rate	39%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

Corporate Bonds	51.4%

Asset-Backed Securities	21.6%

Collateralized Mortgage Obligations	17.1%

U.S. Government Agency Securities	3.7%

Foreign Government Securities	1.5%

Commercial Mortgage-Backed Securities	0.5%

U.S. Treasury Obligations	0.4%

Municipal Bonds	0.2%

Mortgage-Backed Securities	0.1%

Short-Term Investments	4.6%

Cash and Other Assets Less Liabilities	-1.1%

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO ULTRA SHORT BOND PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/PIMCO Ultra Short Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$28	0.56%

*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[2]
Net Assets	$ 795,790,396
Holdings Count | Holding	507
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$795,790,396

Number of Portfolio Holdings	507

Portfolio Turnover Rate	39%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

Corporate Bonds	51.4%

Asset-Backed Securities	21.6%

Collateralized Mortgage Obligations	17.1%

U.S. Government Agency Securities	3.7%

Foreign Government Securities	1.5%

Commercial Mortgage-Backed Securities	0.5%

U.S. Treasury Obligations	0.4%

Municipal Bonds	0.2%

Mortgage-Backed Securities	0.1%

Short-Term Investments	4.6%

Cash and Other Assets Less Liabilities	-1.1%

EQ/QUALITY BOND PLUS PORTFOLIO - (Class IA)
Shareholder Report [Line Items]
Fund Name	EQ/QUALITY BOND PLUS PORTFOLIO
Class Name	Class IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the
Portfolio
costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$42	0.86%

*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%	[2]
Net Assets	$ 965,021,516
Holdings Count | Holding	904
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$965,021,516

Number of Portfolio Holdings	904

Portfolio Turnover Rate	89%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	40.6%

U.S. Government Agency Securities	39.5%

Corporate Bonds	11.9%

Mortgage-Backed Securities	9.0%

Asset-Backed Securities	2.0%

Collateralized Mortgage Obligations	1.8%

Foreign Government Securities	1.4%

Commercial Mortgage-Backed Securities	0.7%

Municipal Bonds	0.2%

Loan Participations	0.0%	#

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	-8.2%

#	Less than 0.05%

EQ/QUALITY BOND PLUS PORTFOLIO - (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/QUALITY BOND PLUS PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the
Portfolio
costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$42	0.86%

*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%	[2]
Net Assets	$ 965,021,516
Holdings Count | Holding	904
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$965,021,516

Number of Portfolio Holdings	904

Portfolio Turnover Rate	89%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	40.6%

U.S. Government Agency Securities	39.5%

Corporate Bonds	11.9%

Mortgage-Backed Securities	9.0%

Asset-Backed Securities	2.0%

Collateralized Mortgage Obligations	1.8%

Foreign Government Securities	1.4%

Commercial Mortgage-Backed Securities	0.7%

Municipal Bonds	0.2%

Loan Participations	0.0%	#

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	-8.2%

#	Less than 0.05%

EQ/QUALITY BOND PLUS PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/QUALITY BOND PLUS PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the
Portfolio
costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$30	0.61%

*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%	[2]
Net Assets	$ 965,021,516
Holdings Count | Holding	904
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$965,021,516

Number of Portfolio Holdings	904

Portfolio Turnover Rate	89%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	40.6%

U.S. Government Agency Securities	39.5%

Corporate Bonds	11.9%

Mortgage-Backed Securities	9.0%

Asset-Backed Securities	2.0%

Collateralized Mortgage Obligations	1.8%

Foreign Government Securities	1.4%

Commercial Mortgage-Backed Securities	0.7%

Municipal Bonds	0.2%

Loan Participations	0.0%	#

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	-8.2%

#	Less than 0.05%

EQ/SMALL COMPANY INDEX PORTFOLIO (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/SMALL COMPANY INDEX PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Small Company Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$34	0.62%

*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.62%	[2]
Net Assets	$ 1,899,139,971
Holdings Count | Holding	1,978
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,899,139,971

Number of Portfolio Holdings	1,978

Portfolio Turnover Rate	21%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Health Care	19.8%

Financials	18.4%

Industrials	14.8%

Information Technology	14.2%

Consumer Discretionary	9.3%

Real Estate	5.7%

Energy	5.7%

Materials	4.2%

Utilities	2.6%

Communication Services	2.4%

Consumer Staples	1.9%

Short-Term Investments	3.8%

Cash and Other Assets Less Liabilities	-2.8%

EQ/SMALL COMPANY INDEX PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/SMALL COMPANY INDEX PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Small Company Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$21	0.37%

*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.37%	[2]
Net Assets	$ 1,899,139,971
Holdings Count | Holding	1,978
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,899,139,971

Number of Portfolio Holdings	1,978

Portfolio Turnover Rate	21%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Health Care	19.8%

Financials	18.4%

Industrials	14.8%

Information Technology	14.2%

Consumer Discretionary	9.3%

Real Estate	5.7%

Energy	5.7%

Materials	4.2%

Utilities	2.6%

Communication Services	2.4%

Consumer Staples	1.9%

Short-Term Investments	3.8%

Cash and Other Assets Less Liabilities	-2.8%

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - Class IB
Shareholder Report [Line Items]
Fund Name	EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/T. Rowe Price Health Sciences Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$62	1.20%

*	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%	[2]
Net Assets	$ 176,589,691
Holdings Count | Holding	173
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$176,589,691

Number of Portfolio Holdings	173

Portfolio Turnover Rate	55%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector & Industry Weightings (as a % of Net Assets)

Health Care		99.5%

Biotechnology	36.5%

Pharmaceuticals	33.9%

Health Care Providers & Services	14.9%

Health Care Equipment & Supplies	7.7%

Life Sciences Tools & Services	6.4%

Health Care Technology	0.1%

Short-Term Investments		1.5%

Cash and Other Assets Less Liabilities		-1.0%

Top Holdings (as a % of Net Assets)

Eli Lilly & Co.	14.3%

Johnson & Johnson	6.3%

UnitedHealth Group, Inc.	6.0%

AbbVie, Inc.	5.3%

Merck & Co., Inc.	4.2%

Gilead Sciences, Inc.	3.0%

Thermo Fisher Scientific, Inc.	2.7%

Vertex Pharmaceuticals, Inc.	2.4%

Bristol-Myers Squibb Co.	2.2%

Abbott Laboratories	2.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Eli Lilly & Co.	14.3%

Johnson & Johnson	6.3%

UnitedHealth Group, Inc.	6.0%

AbbVie, Inc.	5.3%

Merck & Co., Inc.	4.2%

Gilead Sciences, Inc.	3.0%

Thermo Fisher Scientific, Inc.	2.7%

Vertex Pharmaceuticals, Inc.	2.4%

Bristol-Myers Squibb Co.	2.2%

Abbott Laboratories	2.0%

EQ/VALUE EQUITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/VALUE EQUITY PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Value Equity Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$46	0.91%

*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[2]
Net Assets	$ 1,479,870,417
Holdings Count | Holding	47
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,479,870,417

Number of Portfolio Holdings	47

Portfolio Turnover Rate	10%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	20.9%

Information Technology	18.1%

Materials	12.8%

Industrials	11.0%

Health Care	9.5%

Communication Services	6.3%

Consumer Discretionary	5.7%

Consumer Staples	5.5%

Utilities	4.1%

Energy	3.9%

Real Estate	1.4%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	0.4%

Top Holdings (as a % of Net Assets)

Parker-Hannifin Corp.	5.0%

Alphabet, Inc., Class C	4.3%

Corteva, Inc.	3.8%

Capital One Financial Corp.	3.2%

Microsoft Corp.	3.0%

US Bancorp	2.7%

Mitsubishi UFJ Financial Group, Inc. (ADR)	2.7%

Amgen, Inc.	2.7%

QUALCOMM, Inc.	2.7%

Martin Marietta Materials, Inc.	2.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Parker-Hannifin Corp.	5.0%

Alphabet, Inc., Class C	4.3%

Corteva, Inc.	3.8%

Capital One Financial Corp.	3.2%

Microsoft Corp.	3.0%

US Bancorp	2.7%

Mitsubishi UFJ Financial Group, Inc. (ADR)	2.7%

Amgen, Inc.	2.7%

QUALCOMM, Inc.	2.7%

Martin Marietta Materials, Inc.	2.6%

EQ/VALUE EQUITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/VALUE EQUITY PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Value Equity Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$33	0.66%

*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[2]
Net Assets	$ 1,479,870,417
Holdings Count | Holding	47
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,479,870,417

Number of Portfolio Holdings	47

Portfolio Turnover Rate	10%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	20.9%

Information Technology	18.1%

Materials	12.8%

Industrials	11.0%

Health Care	9.5%

Communication Services	6.3%

Consumer Discretionary	5.7%

Consumer Staples	5.5%

Utilities	4.1%

Energy	3.9%

Real Estate	1.4%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	0.4%

Top Holdings (as a % of Net Assets)

Parker-Hannifin Corp.	5.0%

Alphabet, Inc., Class C	4.3%

Corteva, Inc.	3.8%

Capital One Financial Corp.	3.2%

Microsoft Corp.	3.0%

US Bancorp	2.7%

Mitsubishi UFJ Financial Group, Inc. (ADR)	2.7%

Amgen, Inc.	2.7%

QUALCOMM, Inc.	2.7%

Martin Marietta Materials, Inc.	2.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Parker-Hannifin Corp.	5.0%

Alphabet, Inc., Class C	4.3%

Corteva, Inc.	3.8%

Capital One Financial Corp.	3.2%

Microsoft Corp.	3.0%

US Bancorp	2.7%

Mitsubishi UFJ Financial Group, Inc. (ADR)	2.7%

Amgen, Inc.	2.7%

QUALCOMM, Inc.	2.7%

Martin Marietta Materials, Inc.	2.6%

EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/WELLINGTON ENERGY PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Wellington Energy Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$64	1.19%

*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.19%	[2]
Net Assets	$ 167,283,722
Holdings Count | Holding	43
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$167,283,722

Number of Portfolio Holdings	43

Portfolio Turnover Rate	14%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector & Industry Weightings (as a % of Net Assets)

Energy		87.5%

Oil, Gas & Consumable Fuels	82.5%

Energy Equipment & Services	5.0%

Utilities		11.5%

Multi-Utilities	6.8%

Electric Utilities	4.7%
Materials		0.6%
Metals & Mining	0.6%
Short-Term Investments		0.9%

Cash and Other Assets Less Liabilities		-0.5%

Top Holdings (as a % of Net Assets)

Shell plc (London Stock Exchange)	8.1%

Chevron Corp.	7.5%

Exxon Mobil Corp.	6.3%

Marathon Petroleum Corp.	6.0%

Diamondback Energy, Inc.	4.9%

Williams Cos., Inc. (The)	4.9%

Targa Resources Corp.	4.7%

EOG Resources, Inc.	4.5%

TotalEnergies SE (Paris Stock Exchange)	4.5%

Devon Energy Corp.	4.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Shell plc (London Stock Exchange)	8.1%

Chevron Corp.	7.5%

Exxon Mobil Corp.	6.3%

Marathon Petroleum Corp.	6.0%

Diamondback Energy, Inc.	4.9%

Williams Cos., Inc. (The)	4.9%

Targa Resources Corp.	4.7%

EOG Resources, Inc.	4.5%

TotalEnergies SE (Paris Stock Exchange)	4.5%

Devon Energy Corp.	4.5%

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO
Class Name	Class IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IA	$50	0.97%

*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%	[2]
Net Assets	$ 1,948,062,941
Holdings Count | Holding	853
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,948,062,941

Number of Portfolio Holdings	853

Portfolio Turnover Rate	97%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	49.9%

Communication Services	13.1%

Health Care	9.5%

Industrials	9.2%

Consumer Discretionary	8.3%

Financials	5.6%

Consumer Staples	0.7%

Energy	0.5%

Real Estate	0.3%

Materials	0.3%

Utilities	0.2%

Short-Term Investments	1.9%

Cash and Other Assets Less Liabilities	0.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	10.4%

Alphabet, Inc., Class A	6.7%

Apple, Inc.	4.7%

Broadcom, Inc.	3.8%

Eli Lilly & Co.	3.3%

Microsoft Corp.	3.1%

Meta Platforms, Inc., Class A	2.6%

Alphabet, Inc., Class C	2.3%

Advanced Micro Devices, Inc.	1.9%

Palo Alto Networks, Inc.	1.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	10.4%

Alphabet, Inc., Class A	6.7%

Apple, Inc.	4.7%

Broadcom, Inc.	3.8%

Eli Lilly & Co.	3.3%

Microsoft Corp.	3.1%

Meta Platforms, Inc., Class A	2.6%

Alphabet, Inc., Class C	2.3%

Advanced Micro Devices, Inc.	1.9%

Palo Alto Networks, Inc.	1.7%

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$50	0.97%

*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%	[2]
Net Assets	$ 1,948,062,941
Holdings Count | Holding	853
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,948,062,941

Number of Portfolio Holdings	853

Portfolio Turnover Rate	97%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	49.9%

Communication Services	13.1%

Health Care	9.5%

Industrials	9.2%

Consumer Discretionary	8.3%

Financials	5.6%

Consumer Staples	0.7%

Energy	0.5%

Real Estate	0.3%

Materials	0.3%

Utilities	0.2%

Short-Term Investments	1.9%

Cash and Other Assets Less Liabilities	0.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	10.4%

Alphabet, Inc., Class A	6.7%

Apple, Inc.	4.7%

Broadcom, Inc.	3.8%

Eli Lilly & Co.	3.3%

Microsoft Corp.	3.1%

Meta Platforms, Inc., Class A	2.6%

Alphabet, Inc., Class C	2.3%

Advanced Micro Devices, Inc.	1.9%

Palo Alto Networks, Inc.	1.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	10.4%

Alphabet, Inc., Class A	6.7%

Apple, Inc.	4.7%

Broadcom, Inc.	3.8%

Eli Lilly & Co.	3.3%

Microsoft Corp.	3.1%

Meta Platforms, Inc., Class A	2.6%

Alphabet, Inc., Class C	2.3%

Advanced Micro Devices, Inc.	1.9%

Palo Alto Networks, Inc.	1.7%

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$37	0.72%

*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[2]
Net Assets	$ 1,948,062,941
Holdings Count | Holding	853
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,948,062,941

Number of Portfolio Holdings	853

Portfolio Turnover Rate	97%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	49.9%

Communication Services	13.1%

Health Care	9.5%

Industrials	9.2%

Consumer Discretionary	8.3%

Financials	5.6%

Consumer Staples	0.7%

Energy	0.5%

Real Estate	0.3%

Materials	0.3%

Utilities	0.2%

Short-Term Investments	1.9%

Cash and Other Assets Less Liabilities	0.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	10.4%

Alphabet, Inc., Class A	6.7%

Apple, Inc.	4.7%

Broadcom, Inc.	3.8%

Eli Lilly & Co.	3.3%

Microsoft Corp.	3.1%

Meta Platforms, Inc., Class A	2.6%

Alphabet, Inc., Class C	2.3%

Advanced Micro Devices, Inc.	1.9%

Palo Alto Networks, Inc.	1.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	10.4%

Alphabet, Inc., Class A	6.7%

Apple, Inc.	4.7%

Broadcom, Inc.	3.8%

Eli Lilly & Co.	3.3%

Microsoft Corp.	3.1%

Meta Platforms, Inc., Class A	2.6%

Alphabet, Inc., Class C	2.3%

Advanced Micro Devices, Inc.	1.9%

Palo Alto Networks, Inc.	1.7%

MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER CORE BOND PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multimanager Core Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$43	0.86%

*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[2]
Net Assets	$ 790,579,023
Holdings Count | Holding	2,967
Investment Company, Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$790,579,023

Number of Portfolio Holdings	2,967

Portfolio Turnover Rate	105%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	32.3%

Corporate Bonds	25.5%

Mortgage-Backed Securities	21.6%

Collateralized Mortgage Obligations	11.9%

Asset-Backed Securities	8.3%

Commercial Mortgage-Backed Securities	6.7%

Foreign Government Securities	2.6%

Supranational	0.6%

U.S. Government Agency Securities	0.6%

Municipal Bonds	0.3%

Loan Participations	0.0%	#

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	-11.4%

#	Less than 0.05%

MULTIMANAGER CORE BOND PORTFOLIO - (Class K)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER CORE BOND PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multimanager Core Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$31	0.61%

*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[2]
Net Assets	$ 790,579,023
Holdings Count | Holding	2,967
Investment Company, Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$790,579,023

Number of Portfolio Holdings	2,967

Portfolio Turnover Rate	105%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	32.3%

Corporate Bonds	25.5%

Mortgage-Backed Securities	21.6%

Collateralized Mortgage Obligations	11.9%

Asset-Backed Securities	8.3%

Commercial Mortgage-Backed Securities	6.7%

Foreign Government Securities	2.6%

Supranational	0.6%

U.S. Government Agency Securities	0.6%

Municipal Bonds	0.3%

Loan Participations	0.0%	#

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	-11.4%

#	Less than 0.05%

MULTIMANAGER TECHNOLOGY PORTFOLIO - Class IB
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER TECHNOLOGY PORTFOLIO
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multimanager Technology Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$65	1.17%

*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.17%	[2]
Net Assets	$ 2,467,044,735
Holdings Count | Holding	375
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,467,044,735

Number of Portfolio Holdings	375

Portfolio Turnover Rate	35%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	64.0%

Communication Services	10.0%

Consumer Discretionary	2.5%

Financials	1.2%

Industrials	0.6%

Real Estate	0.2%

Materials	0.2%

Energy	0.1%

Exchange Traded Funds	20.6%

Short-Term Investments	1.8%

Cash and Other Assets Less Liabilities	-1.2%

Top Holdings (as a % of Net Assets)

iShares Expanded Tech Sector ETF	7.0%

State Street Technology Select Sector SPDR ETF	6.8%

Vanguard Information Technology ETF	6.8%

NVIDIA Corp.	5.2%

Apple, Inc.	5.1%

Broadcom, Inc.	5.0%

Alphabet, Inc., Class A	4.8%

Microsoft Corp.	4.6%

Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%

Advanced Micro Devices, Inc.	3.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

iShares Expanded Tech Sector ETF	7.0%

State Street Technology Select Sector SPDR ETF	6.8%

Vanguard Information Technology ETF	6.8%

NVIDIA Corp.	5.2%

Apple, Inc.	5.1%

Broadcom, Inc.	5.0%

Alphabet, Inc., Class A	4.8%

Microsoft Corp.	4.6%

Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%

Advanced Micro Devices, Inc.	3.0%

MULTIMANAGER TECHNOLOGY PORTFOLIO - Class K
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER TECHNOLOGY PORTFOLIO
Class Name	Class K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multimanager Technology Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$51	0.92%

*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.92%	[2]
Net Assets	$ 2,467,044,735
Holdings Count | Holding	375
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,467,044,735

Number of Portfolio Holdings	375

Portfolio Turnover Rate	35%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	64.0%

Communication Services	10.0%

Consumer Discretionary	2.5%

Financials	1.2%

Industrials	0.6%

Real Estate	0.2%

Materials	0.2%

Energy	0.1%

Exchange Traded Funds	20.6%

Short-Term Investments	1.8%

Cash and Other Assets Less Liabilities	-1.2%

Top Holdings (as a % of Net Assets)

iShares Expanded Tech Sector ETF	7.0%

State Street Technology Select Sector SPDR ETF	6.8%

Vanguard Information Technology ETF	6.8%

NVIDIA Corp.	5.2%

Apple, Inc.	5.1%

Broadcom, Inc.	5.0%

Alphabet, Inc., Class A	4.8%

Microsoft Corp.	4.6%

Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%

Advanced Micro Devices, Inc.	3.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

iShares Expanded Tech Sector ETF	7.0%

State Street Technology Select Sector SPDR ETF	6.8%

Vanguard Information Technology ETF	6.8%

NVIDIA Corp.	5.2%

Apple, Inc.	5.1%

Broadcom, Inc.	5.0%

Alphabet, Inc., Class A	4.8%

Microsoft Corp.	4.6%

Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%

Advanced Micro Devices, Inc.	3.0%

[1]	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.
[2]	Annualized